UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	9-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
September 30, 2014

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.3%
Aerospace and Defense — 5.5%
Boeing Co. (The)(1)	15,407	1,962,544
Honeywell International, Inc.(1)	16,729	1,557,804
Lockheed Martin Corp.	9,445	1,726,357
Moog, Inc., Class A(2)	5,439	372,028
Northrop Grumman Corp.(1)	10,945	1,442,113
Raytheon Co.(1)	15,439	1,568,911
		8,629,757
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B(1)	9,613	944,862
Airlines — 0.9%
Southwest Airlines Co.(1)	41,269	1,393,654
Auto Components — 1.0%
Magna International, Inc.(1)	10,959	1,040,119
Tenneco, Inc.(2)	11,247	588,330
		1,628,449
Banks — 3.7%
Bank of America Corp.(1)	167,821	2,861,348
Citigroup, Inc.(1)	3,572	185,101
JPMorgan Chase & Co.(1)	14,392	866,974
KeyCorp	55,169	735,403
SunTrust Banks, Inc.	7,199	273,778
Wells Fargo & Co.(1)	17,829	924,790
		5,847,394
Beverages — 1.1%
Coca-Cola Co. (The)(1)	4,501	192,013
Dr Pepper Snapple Group, Inc.(1)	21,533	1,384,787
PepsiCo, Inc.(1)	840	78,196
		1,654,996
Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.(1)(2)	559	92,694
Amgen, Inc.(1)	9,488	1,332,685
Biogen Idec, Inc.(1)(2)	3,309	1,094,650
Celgene Corp.(1)(2)	11,217	1,063,147
Gilead Sciences, Inc.(1)(2)	16,984	1,807,947
Myriad Genetics, Inc.(1)(2)	8,811	339,840
Regeneron Pharmaceuticals, Inc.(2)	991	357,275
United Therapeutics Corp.(1)(2)	2,978	383,120
		6,471,358
Capital Markets — 2.4%
Franklin Resources, Inc.(1)	24,863	1,357,768
Janus Capital Group, Inc.	29,190	424,423
Morgan Stanley	21,362	738,484
SEI Investments Co.(1)	22,576	816,348
Waddell & Reed Financial, Inc., Class A(1)	8,211	424,427
		3,761,450

Chemicals — 4.9%

Albemarle Corp.	7,495	441,455
Ashland, Inc.	10,978	1,142,810
Cabot Corp.(1)	18,801	954,527
Dow Chemical Co. (The)(1)	35,622	1,868,018
E.I. du Pont de Nemours & Co.	3,985	285,964
Eastman Chemical Co.	10,287	832,115
Olin Corp.(1)	28,945	730,861
PPG Industries, Inc.(1)	7,561	1,487,551
		7,743,301
Commercial Services and Supplies — 1.6%
Deluxe Corp.(1)	17,495	965,024
Herman Miller, Inc.	11,800	352,230
Pitney Bowes, Inc.	32,900	822,171
Ritchie Bros Auctioneers, Inc.	15,095	337,977
		2,477,402
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.(1)	119,948	1,303,835
Cisco Systems, Inc.(1)	94,966	2,390,294
QUALCOMM, Inc.(1)	30,269	2,263,213
		5,957,342
Construction and Engineering — 0.6%
AECOM Technology Corp.(1)(2)	27,342	922,793
Consumer Finance — 1.4%
Cash America International, Inc.(1)	27,621	1,209,800
Credit Acceptance Corp.(1)(2)	8,117	1,023,310
		2,233,110
Containers and Packaging — 1.3%
Ball Corp.	16,395	1,037,311
Sonoco Products Co.(1)	26,330	1,034,506
		2,071,817
Diversified Consumer Services — 1.6%
Apollo Education Group, Inc., Class A(1)(2)	4,563	114,759
DeVry Education Group, Inc.	27,144	1,162,035
H&R Block, Inc.(1)	38,845	1,204,584
		2,481,378
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	869,592
Voya Financial, Inc.	6,453	252,312
		1,121,904
Diversified Telecommunication Services — 0.7%
AT&T, Inc.(1)	12,760	449,663
Verizon Communications, Inc.(1)	13,281	663,917
		1,113,580
Electrical Equipment — 1.8%
Eaton Corp. plc	3,766	238,652
Emerson Electric Co.(1)	21,673	1,356,296
Rockwell Automation, Inc.(1)	11,248	1,235,930
		2,830,878

Electronic Equipment, Instruments and Components — 0.9%

Dolby Laboratories, Inc., Class A(1)(2)	17,982	751,468
TE Connectivity Ltd.(1)	12,982	717,775
		1,469,243
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.(1)	23,792	1,547,908
National Oilwell Varco, Inc.	5,702	433,922
Schlumberger Ltd.(1)	15,952	1,622,159
Superior Energy Services, Inc.	7,675	252,277
		3,856,266
Food and Staples Retailing — 0.7%
Rite Aid Corp.(1)(2)	220,462	1,067,036
Food Products — 5.1%
Archer-Daniels-Midland Co.(1)	31,804	1,625,184
Bunge Ltd.(1)	13,974	1,177,030
Ingredion, Inc.	1,806	136,877
Kellogg Co.(1)	21,264	1,309,862
Pilgrim's Pride Corp.(1)(2)	38,095	1,164,183
Sanderson Farms, Inc.(1)	13,268	1,166,921
Tyson Foods, Inc., Class A(1)	34,383	1,353,659
		7,933,716
Gas Utilities — 0.7%
New Jersey Resources Corp.(1)	21,919	1,107,129
Health Care Equipment and Supplies — 4.2%
Becton Dickinson and Co.	12,094	1,376,418
C.R. Bard, Inc.	5,083	725,395
DexCom, Inc.(2)	3,687	147,443
Hill-Rom Holdings, Inc.	18,747	776,688
Medtronic, Inc.(1)	27,558	1,707,218
St. Jude Medical, Inc.(1)	20,849	1,253,650
Stryker Corp.(1)	8,394	677,816
		6,664,628
Health Care Providers and Services — 1.6%
Aetna, Inc.	8,626	698,706
Cardinal Health, Inc.(1)	19,586	1,467,383
Centene Corp.(2)	2,842	235,062
Express Scripts Holding Co.(1)(2)	1,491	105,309
Health Net, Inc.(2)	1,704	78,572
		2,585,032
Hotels, Restaurants and Leisure — 2.4%
Las Vegas Sands Corp.	19,191	1,193,872
Royal Caribbean Cruises Ltd.	17,826	1,199,511
SeaWorld Entertainment, Inc.	11,335	217,972
Wyndham Worldwide Corp.(1)	11,450	930,427
Yum! Brands, Inc.	3,917	281,946
		3,823,728
Household Durables — 1.6%
Newell Rubbermaid, Inc.(1)	37,158	1,278,607
NVR, Inc.(1)(2)	387	437,318
PulteGroup, Inc.(1)	32,070	566,356

Whirlpool Corp.(1)	2,028	295,378
		2,577,659
Household Products — 2.3%
Energizer Holdings, Inc.(1)	11,310	1,393,505
Kimberly-Clark Corp.(1)	14,084	1,515,016
Procter & Gamble Co. (The)(1)	8,993	753,074
		3,661,595
Industrial Conglomerates — 1.9%
3M Co.(1)	2,637	373,610
Danaher Corp.(1)	20,032	1,522,032
General Electric Co.(1)	40,621	1,040,710
		2,936,352
Insurance — 3.5%
Allstate Corp. (The)(1)	4,788	293,840
American International Group, Inc.(1)	34,776	1,878,599
Amtrust Financial Services, Inc.(1)	25,911	1,031,776
Aspen Insurance Holdings Ltd.(1)	17,013	727,646
Hanover Insurance Group, Inc. (The)	8,312	510,523
RenaissanceRe Holdings Ltd.(1)	10,909	1,090,791
		5,533,175
Internet and Catalog Retail — 2.9%
Amazon.com, Inc.(2)	2,299	741,289
Expedia, Inc.(1)	16,335	1,431,273
HSN, Inc.(1)	18,497	1,135,161
Priceline Group, Inc. (The)(2)	1,051	1,217,668
		4,525,391
Internet Software and Services — 2.6%
Conversant, Inc.(2)	4,362	149,399
eBay, Inc.(1)(2)	25,988	1,471,700
Facebook, Inc., Class A(2)	3,892	307,624
Google, Inc., Class A(1)(2)	3,540	2,082,971
VeriSign, Inc.(2)	1,459	80,420
		4,092,114
IT Services — 2.5%
Amdocs Ltd.(1)	2,654	121,765
Computer Sciences Corp.	12,105	740,221
International Business Machines Corp.(1)	14,568	2,765,443
Teradata Corp.(1)(2)	2,568	107,651
Xerox Corp.	8,078	106,872
		3,841,952
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	1,636	93,219
Bio-Rad Laboratories, Inc., Class A(2)	3,241	367,529
Bruker Corp.(2)	25,772	477,169
Charles River Laboratories International, Inc.(2)	6,523	389,684
		1,327,601

Machinery — 4.2%
Caterpillar, Inc.(1)	17,272	1,710,446
Dover Corp.(1)	12,598	1,011,997
Joy Global, Inc.	6,181	337,112
Oshkosh Corp.(1)	9,726	429,403
Parker-Hannifin Corp.(1)	11,516	1,314,551
Snap-On, Inc.(1)	3,716	449,933
Stanley Black & Decker, Inc.	9,430	837,290
WABCO Holdings, Inc.(2)	5,266	478,943
		6,569,675
Marine — 0.6%
Matson, Inc.(1)	34,842	872,095
Media — 3.3%
Cablevision Systems Corp., Class A	66,272	1,160,423
Comcast Corp., Class A(1)	2,030	109,173
John Wiley & Sons, Inc., Class A(1)	20,624	1,157,213
Time Warner, Inc.(1)	17,362	1,305,796
Viacom, Inc., Class B(1)	1,117	85,942
Walt Disney Co. (The)(1)	14,782	1,316,041
		5,134,588
Metals and Mining — 0.8%
United States Steel Corp.(1)	32,042	1,255,085
Multi-Utilities — 1.1%
Vectren Corp.	13,230	527,877
Wisconsin Energy Corp.(1)	26,913	1,157,259
		1,685,136
Multiline Retail — 1.5%
Dillard's, Inc., Class A(1)	8,654	943,113
Macy's, Inc.(1)	23,492	1,366,764
		2,309,877
Oil, Gas and Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	7,383	748,932
Chesapeake Energy Corp.(1)	32,579	748,991
Chevron Corp.(1)	7,255	865,667
ConocoPhillips(1)	10,361	792,824
EOG Resources, Inc.(1)	16,264	1,610,461
Exxon Mobil Corp.(1)	26,338	2,477,089
Kosmos Energy Ltd.(1)(2)	117,814	1,173,427
Marathon Petroleum Corp.	1,171	99,149
Occidental Petroleum Corp.(1)	9,999	961,404
Valero Energy Corp.(1)	29,513	1,365,566
		10,843,510
Paper and Forest Products — 0.4%
International Paper Co.(1)	14,229	679,292
Personal Products — 0.4%
Avon Products, Inc.(1)	50,305	633,843
Pharmaceuticals — 7.4%
AbbVie, Inc.(1)	36,010	2,079,938
Eli Lilly & Co.(1)	1,348	87,418

Johnson & Johnson(1)	36,466	3,886,911
Merck & Co., Inc.(1)	46,215	2,739,625
Pfizer, Inc.(1)	96,987	2,867,905
		11,661,797
Professional Services — 0.7%
Manpowergroup, Inc.(1)	15,501	1,086,620
Real Estate Investment Trusts (REITs) — 2.1%
Geo Group, Inc. (The)	2,470	94,403
Host Hotels & Resorts, Inc.(1)	61,928	1,320,924
Rayonier, Inc.	23,435	729,766
Ryman Hospitality Properties, Inc.(1)	24,249	1,146,978
		3,292,071
Real Estate Management and Development — 1.2%
Altisource Portfolio Solutions SA(2)	8,521	858,917
CBRE Group, Inc.(1)(2)	34,191	1,016,840
		1,875,757
Semiconductors and Semiconductor Equipment — 4.2%
Broadcom Corp., Class A(1)	41,150	1,663,283
Fairchild Semiconductor International, Inc.(2)	5,624	87,341
First Solar, Inc.(1)(2)	1,892	124,512
Intel Corp.(1)	87,367	3,042,119
KLA-Tencor Corp.(1)	11,101	874,537
Marvell Technology Group Ltd.	9,479	127,777
Texas Instruments, Inc.(1)	6,696	319,332
Xilinx, Inc.(1)	7,308	309,494
		6,548,395
Software — 6.1%
CA, Inc.	3,644	101,813
Cadence Design Systems, Inc.(1)(2)	66,598	1,146,152
Intuit, Inc.	4,531	397,142
Mentor Graphics Corp.(1)	38,347	785,922
Microsoft Corp.(1)	55,673	2,581,000
Oracle Corp.(1)	59,724	2,286,235
Symantec Corp.(1)	52,603	1,236,697
Synopsys, Inc.(1)(2)	24,497	972,408
		9,507,369
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A	17,275	627,773
Best Buy Co., Inc.(1)	24,003	806,261
Buckle, Inc. (The)(1)	7,282	330,530
Foot Locker, Inc.	13,877	772,255
GameStop Corp., Class A(1)	23,679	975,575
Guess?, Inc.	32,107	705,391
Lowe's Cos., Inc.(1)	10,246	542,218
PetSmart, Inc.(1)	5,241	367,342
		5,127,345
Technology Hardware, Storage and Peripherals — 7.7%
Apple, Inc.(1)	66,900	6,740,175
EMC Corp.(1)	61,476	1,798,788

Hewlett-Packard Co.(1)	53,005	1,880,087
NetApp, Inc.	2,940	126,302
SanDisk Corp.	8,480	830,616
Seagate Technology plc(1)	2,569	147,127
Western Digital Corp.	5,347	520,370
		12,043,465
Textiles, Apparel and Luxury Goods — 1.8%
Deckers Outdoor Corp.(1)(2)	11,084	1,077,143
Hanesbrands, Inc.(1)	7,436	798,924
Iconix Brand Group, Inc.(1)(2)	27,721	1,024,014
		2,900,081
Thrifts and Mortgage Finance — 0.7%
EverBank Financial Corp.	62,449	1,102,849
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.3% (Cost $168,940,919)		201,416,892
COMMON STOCKS SOLD SHORT — (29.4)%
Aerospace and Defense — (0.9)%
DigitalGlobe, Inc.	(38,398)	(1,094,343)
Triumph Group, Inc.	(5,475)	(356,149)
		(1,450,492)
Air Freight and Logistics — (0.9)%
CH Robinson Worldwide, Inc.	(2,818)	(186,890)
UTi Worldwide, Inc.	(112,047)	(1,191,059)
		(1,377,949)
Airlines — (0.4)%
Spirit Airlines, Inc.	(8,412)	(581,606)
Automobiles — (0.7)%
Thor Industries, Inc.	(21,935)	(1,129,653)
Banks — (0.2)%
BankUnited, Inc.	(9,241)	(281,758)
Biotechnology — (0.1)%
Intercept Pharmaceuticals, Inc.	(525)	(124,262)
Synageva BioPharma Corp.	(1,666)	(114,588)
		(238,850)
Building Products — (0.6)%
Armstrong World Industries, Inc.	(16,744)	(937,664)
Capital Markets — (0.1)%
LPL Financial Holdings, Inc.	(2,590)	(119,270)
State Street Corp.	(1,589)	(116,966)
		(236,236)
Commercial Services and Supplies — (0.9)%
Copart, Inc.	(14,173)	(443,827)
Interface, Inc.	(64,341)	(1,038,464)
		(1,482,291)
Communications Equipment — (0.7)%
ViaSat, Inc.	(20,892)	(1,151,567)

Construction and Engineering — (0.7)%
Chicago Bridge & Iron Co. NV	(2,891)	(167,244)
Granite Construction, Inc.	(30,482)	(969,633)
		(1,136,877)
Diversified Financial Services — (1.0)%
Intercontinental Exchange, Inc.	(3,037)	(592,367)
Leucadia National Corp.	(43,706)	(1,041,951)
		(1,634,318)
Electric Utilities — (0.4)%
ALLETE, Inc.	(12,836)	(569,790)
Electrical Equipment — (0.6)%
Franklin Electric Co., Inc.	(25,587)	(888,892)
Electronic Equipment, Instruments and Components — (0.2)%
AVX Corp.	(20,638)	(274,073)
Ingram Micro, Inc., Class A	(4,458)	(115,061)
		(389,134)
Energy Equipment and Services — (0.4)%
Bristow Group, Inc.	(8,304)	(558,029)
Food and Staples Retailing — (0.4)%
United Natural Foods, Inc.	(10,819)	(664,936)
Food Products — (0.9)%
Darling Ingredients, Inc.	(63,553)	(1,164,291)
Post Holdings, Inc.	(9,677)	(321,083)
		(1,485,374)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(4,905)	(261,731)
Health Care Providers and Services — (2.0)%
Acadia Healthcare Co., Inc.	(8,728)	(423,308)
Air Methods Corp.	(14,751)	(819,418)
AmerisourceBergen Corp.	(10,746)	(830,666)
Henry Schein, Inc.	(1,188)	(138,366)
MWI Veterinary Supply, Inc.	(734)	(108,926)
Tenet Healthcare Corp.	(13,078)	(776,702)
		(3,097,386)
Hotels, Restaurants and Leisure — (0.3)%
BJ's Restaurants, Inc.	(13,805)	(496,842)
Household Durables — (2.9)%
D.R. Horton, Inc.	(27,576)	(565,860)
Lennar Corp., Class A	(28,214)	(1,095,550)
M.D.C. Holdings, Inc.	(32,006)	(810,392)
Ryland Group, Inc.	(6,530)	(217,057)
Standard Pacific Corp.	(126,562)	(947,949)
Toll Brothers, Inc.	(30,368)	(946,267)
		(4,583,075)
Insurance — (0.2)%
ProAssurance Corp.	(6,075)	(267,725)
Internet Software and Services — (0.7)%
Dealertrack Technologies, Inc.	(26,026)	(1,129,789)

IT Services — (1.2)%
Alliance Data Systems Corp.	(1,800)	(446,886)
CoreLogic, Inc.	(7,253)	(196,339)
WEX, Inc.	(11,772)	(1,298,687)
		(1,941,912)
Machinery — (0.6)%
Chart Industries, Inc.	(14,979)	(915,666)
Media — (1.5)%
AMC Networks, Inc., Class A	(3,216)	(187,879)
DreamWorks Animation SKG, Inc., Class A	(39,870)	(1,087,255)
Loral Space & Communications, Inc.	(14,507)	(1,041,747)
		(2,316,881)
Metals and Mining — (1.0)%
Allegheny Technologies, Inc.	(3,178)	(117,904)
AuRico Gold, Inc.	(33,912)	(118,353)
Carpenter Technology Corp.	(7,375)	(332,981)
Hecla Mining Co.	(76,165)	(188,889)
New Gold, Inc.	(79,446)	(401,202)
Tahoe Resources, Inc.	(23,340)	(473,802)
		(1,633,131)
Multi-Utilities — (0.1)%
NiSource, Inc.	(2,934)	(120,235)
Oil, Gas and Consumable Fuels — (1.6)%
Cobalt International Energy, Inc.	(12,544)	(170,598)
CONSOL Energy, Inc.	(16,931)	(641,008)
Diamondback Energy, Inc.	(13,830)	(1,034,207)
GasLog Ltd.	(11,670)	(256,857)
Gulfport Energy Corp.	(2,128)	(113,635)
QEP Resources, Inc.	(4,959)	(152,638)
Williams Cos., Inc. (The)	(2,257)	(124,925)
		(2,493,868)
Paper and Forest Products — (0.7)%
Louisiana-Pacific Corp.	(81,890)	(1,112,885)
Real Estate Investment Trusts (REITs) — (0.1)%
Plum Creek Timber Co., Inc.	(3,039)	(118,551)
Real Estate Management and Development — (0.3)%
Alexander & Baldwin, Inc.	(11,599)	(417,216)
Road and Rail — (0.8)%
Kansas City Southern	(10,124)	(1,227,029)
Semiconductors and Semiconductor Equipment — (0.7)%
SunEdison, Inc.	(58,350)	(1,101,648)
Software — (1.4)%
Concur Technologies, Inc.	(9,226)	(1,170,041)
Solera Holdings, Inc.	(17,446)	(983,257)
		(2,153,298)
Specialty Retail — (2.1)%
American Eagle Outfitters, Inc.	(16,621)	(241,337)
Cabela's, Inc.	(19,983)	(1,176,999)

CarMax, Inc.	(21,185)	(984,043)
Lumber Liquidators Holdings, Inc.	(2,988)	(171,452)
Office Depot, Inc.	(55,509)	(285,316)
Penske Automotive Group, Inc.	(1,948)	(79,069)
Restoration Hardware Holdings, Inc.	(4,328)	(344,292)
		(3,282,508)
Technology Hardware, Storage and Peripherals — (0.7)%
Stratasys Ltd.	(8,813)	(1,064,434)
Textiles, Apparel and Luxury Goods — (0.1)%
Carter's, Inc.	(1,333)	(103,334)
Thrifts and Mortgage Finance — (0.1)%
Capitol Federal Financial, Inc.	(8,544)	(100,990)
TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $46,303,975)		(46,135,550)
OTHER ASSETS AND LIABILITIES — 1.1%		1,693,343
TOTAL NET ASSETS — 100.0%		$156,974,685

NOTES TO SCHEDULE OF INVESTMENTS
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $136,687,566.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities, including securities sold short, were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$168,962,302
Gross tax appreciation of investments	$35,585,128
Gross tax depreciation of investments	(3,130,538)
Net tax appreciation (depreciation) of investments	32,454,590
Net tax appreciation (depreciation) on securities sold short	131,866
Net tax appreciation (depreciation)	$32,586,456

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2014

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.6%
Boeing Co. (The)	69,517	8,855,076
Honeywell International, Inc.	67,200	6,257,664
Lockheed Martin Corp.	38,549	7,045,986
Teledyne Technologies, Inc.(1)	26,322	2,474,531
		24,633,257
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	61,972	6,091,228
Airlines — 1.0%
Southwest Airlines Co.	164,893	5,568,437
Auto Components — 0.5%
Tower International, Inc.(1)	112,579	2,835,865
Automobiles — 0.8%
Harley-Davidson, Inc.	75,256	4,379,899
Beverages — 2.3%
Coca-Cola Co. (The)	98,752	4,212,760
Dr Pepper Snapple Group, Inc.	79,906	5,138,755
PepsiCo, Inc.	30,728	2,860,470
		12,211,985
Biotechnology — 8.0%
Alexion Pharmaceuticals, Inc.(1)	34,414	5,706,530
Amgen, Inc.	70,609	9,917,740
Biogen Idec, Inc.(1)	24,654	8,155,790
Celgene Corp.(1)	83,663	7,929,579
Gilead Sciences, Inc.(1)	59,095	6,290,663
Regeneron Pharmaceuticals, Inc.(1)	13,122	4,730,743
		42,731,045
Capital Markets — 0.3%
Franklin Resources, Inc.	21,020	1,147,902
Westwood Holdings Group, Inc.	3,490	197,848
		1,345,750
Chemicals — 2.4%
Albemarle Corp.	65,368	3,850,175
Cabot Corp.	75,446	3,830,393
Eastman Chemical Co.	53,058	4,291,862
Innophos Holdings, Inc.	13,625	750,601
		12,723,031
Commercial Services and Supplies — 1.1%
Cintas Corp.	41,387	2,921,508
Pitney Bowes, Inc.	110,787	2,768,567
		5,690,075
Communications Equipment — 2.1%
Harris Corp.	2,901	192,626

QUALCOMM, Inc.	143,048	10,695,699
		10,888,325
Consumer Finance — 0.3%
Credit Acceptance Corp.(1)	11,497	1,449,427
Containers and Packaging — 0.9%
Ball Corp.	71,537	4,526,146
Diversified Consumer Services — 0.8%
H&R Block, Inc.	139,770	4,334,268
Diversified Financial Services — 1.0%
Moody's Corp.	54,156	5,117,742
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	228,089	11,402,169
Electrical Equipment — 1.8%
Emerson Electric Co.	86,120	5,389,390
Rockwell Automation, Inc.	39,542	4,344,875
		9,734,265
Energy Equipment and Services — 1.9%
Baker Hughes, Inc.	67,184	4,370,991
National Oilwell Varco, Inc.	3,933	299,301
Schlumberger Ltd.	52,017	5,289,609
		9,959,901
Food and Staples Retailing†
Sysco Corp.	5,698	216,239
Food Products — 4.2%
Archer-Daniels-Midland Co.	94,795	4,844,025
Ingredion, Inc.	50,865	3,855,058
Kellogg Co.	77,923	4,800,057
Pilgrim's Pride Corp.(1)	141,811	4,333,744
Sanderson Farms, Inc.	50,300	4,423,885
		22,256,769
Health Care Equipment and Supplies — 3.3%
Becton Dickinson and Co.	46,251	5,263,827
C.R. Bard, Inc.	31,224	4,455,977
HeartWare International, Inc.(1)	16,283	1,264,049
St. Jude Medical, Inc.	69,061	4,152,638
Stryker Corp.	29,160	2,354,670
		17,491,161
Health Care Providers and Services — 0.6%
Cardinal Health, Inc.	44,928	3,366,006
Hotels, Restaurants and Leisure — 1.6%
Choice Hotels International, Inc.	20,222	1,051,544
Las Vegas Sands Corp.	64,970	4,041,784
McDonald's Corp.	6,060	574,549
SeaWorld Entertainment, Inc.	26,904	517,364
Yum! Brands, Inc.	30,022	2,160,983
		8,346,224
Household Durables — 1.3%
Harman International Industries, Inc.	25,475	2,497,569
NVR, Inc.(1)	3,749	4,236,445

Universal Electronics, Inc.(1)	5,463	269,708
		7,003,722
Household Products — 1.1%
Kimberly-Clark Corp.	55,384	5,957,657
Oil-Dri Corp. of America	1,460	38,062
		5,995,719
Industrial Conglomerates — 1.9%
3M Co.	57,452	8,139,799
Roper Industries, Inc.	12,707	1,858,907
		9,998,706
Insurance — 0.5%
Amtrust Financial Services, Inc.	53,525	2,131,366
United Insurance Holdings Corp.	20,411	306,165
		2,437,531
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	6,816	2,197,751
Expedia, Inc.	24,127	2,114,008
HSN, Inc.	20,243	1,242,313
Orbitz Worldwide, Inc.(1)	130,573	1,027,609
Priceline Group, Inc. (The)(1)	5,967	6,913,247
		13,494,928
Internet Software and Services — 6.3%
Carbonite, Inc.(1)	13,740	140,698
eBay, Inc.(1)	96,456	5,462,303
Facebook, Inc., Class A(1)	156,784	12,392,207
Google, Inc., Class A(1)	22,209	13,067,998
VeriSign, Inc.(1)	41,311	2,277,062
Web.com Group, Inc.(1)	10,199	203,572
		33,543,840
IT Services — 3.4%
Computer Sciences Corp.	6,120	374,238
CSG Systems International, Inc.	22,780	598,659
International Business Machines Corp.	70,267	13,338,785
Jack Henry & Associates, Inc.	7,117	396,132
Teradata Corp.(1)	48,221	2,021,424
Visa, Inc., Class A	6,847	1,460,944
		18,190,182
Machinery — 2.2%
Caterpillar, Inc.	47,463	4,700,261
Parker-Hannifin Corp.	17,916	2,045,111
Snap-On, Inc.	8,639	1,046,010
Stanley Black & Decker, Inc.	43,462	3,858,991
		11,650,373
Media — 2.8%
Cablevision Systems Corp., Class A	229,036	4,010,420
Comcast Corp., Class A	48,781	2,623,442
Viacom, Inc., Class B	44,177	3,398,979
Walt Disney Co. (The)	54,843	4,882,672
		14,915,513

Metals and Mining — 0.3%
Materion Corp.	43,336	1,329,115
Multiline Retail — 1.6%
Dillard's, Inc., Class A	34,725	3,784,331
Macy's, Inc.	84,456	4,913,650
		8,697,981
Oil, Gas and Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	7,331	743,657
EOG Resources, Inc.	66,912	6,625,626
Green Plains, Inc.	17,503	654,437
Kosmos Energy Ltd.(1)	413,513	4,118,589
Southwestern Energy Co.(1)	106,349	3,716,898
Valero Energy Corp.	66,037	3,055,532
		18,914,739
Personal Products — 0.2%
Medifast, Inc.(1)	25,856	848,852
Pharmaceuticals — 4.1%
AbbVie, Inc.	161,084	9,304,212
Actavis plc(1)	1,331	321,144
Johnson & Johnson	64,281	6,851,712
Merck & Co., Inc.	93,265	5,528,749
		22,005,817
Real Estate Investment Trusts (REITs) — 0.7%
Rayonier, Inc.	118,381	3,686,384
Real Estate Management and Development — 0.7%
Altisource Portfolio Solutions SA(1)	38,258	3,856,406
Road and Rail — 0.4%
ArcBest Corp.	38,237	1,426,240
Union Pacific Corp.	6,601	715,681
		2,141,921
Semiconductors and Semiconductor Equipment — 4.5%
Intel Corp.	166,370	5,793,003
Lam Research Corp.	58,874	4,397,888
MaxLinear, Inc., Class A(1)	98,891	680,370
Micron Technology, Inc.(1)	79,721	2,731,241
Skyworks Solutions, Inc.	42,759	2,482,160
Texas Instruments, Inc.	142,380	6,790,102
Xilinx, Inc.	24,330	1,030,376
		23,905,140
Software — 5.8%
Cadence Design Systems, Inc.(1)	161,523	2,779,811
Informatica Corp.(1)	33,942	1,162,174
Intuit, Inc.	64,462	5,650,094
Microsoft Corp.	198,329	9,194,533
Oracle Corp.	279,552	10,701,251
PTC, Inc.(1)	30,026	1,107,959
		30,595,822

Specialty Retail — 2.8%
AutoZone, Inc.(1)	9,381	4,781,120
Foot Locker, Inc.	30,204	1,680,853
Home Depot, Inc. (The)	25,556	2,344,507
Lowe's Cos., Inc.	112,992	5,979,537
		14,786,017
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	320,192	32,259,344
EMC Corp.	134,950	3,948,637
NetApp, Inc.	107,931	4,636,716
SanDisk Corp.	54,954	5,382,744
		46,227,441
Textiles, Apparel and Luxury Goods — 0.8%
Deckers Outdoor Corp.(1)	43,937	4,269,798
TOTAL COMMON STOCKS (Cost $480,062,491)		525,795,161
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $1,423,258), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $1,394,733)		1,394,733
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $1,139,024), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $1,115,786)		1,115,786
SSgA U.S. Government Money Market Fund, Class N	6,874,337	6,874,337
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,384,856)		9,384,856
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $489,447,347)		535,180,017
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,453,985)
TOTAL NET ASSETS — 100.0%		$531,726,032

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	525,795,161	—	—
Temporary Cash Investments	6,874,337	2,510,519	—
	532,669,498	2,510,519	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$490,659,365
Gross tax appreciation of investments	$52,304,803
Gross tax depreciation of investments	(7,784,151)
Net tax appreciation (depreciation) of investments	$44,520,652

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Plus Fund
September 30, 2014

Disciplined Growth Plus - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.4%
Aerospace and Defense — 4.7%
Boeing Co. (The)(1)	2,396	305,202
Ducommun, Inc.(2)	575	15,761
Honeywell International, Inc.(1)	2,670	248,630
Lockheed Martin Corp.(1)	1,456	266,128
Moog, Inc., Class A(2)	1,143	78,181
Teledyne Technologies, Inc.(2)	496	46,629
United Technologies Corp.(1)	303	31,997
		992,528
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B(1)	2,470	242,776
Airlines — 1.3%
Delta Air Lines, Inc.(1)	1,736	62,756
Southwest Airlines Co.(1)	6,114	206,470
		269,226
Auto Components — 1.0%
Gentex Corp.(1)	3,487	93,347
Tenneco, Inc.(2)	201	10,514
Tower International, Inc.(1)(2)	4,429	111,567
		215,428
Automobiles — 0.8%
Harley-Davidson, Inc.	3,060	178,092
Beverages — 2.1%
Coca-Cola Co. (The)(1)	3,964	169,104
Dr Pepper Snapple Group, Inc.(1)	2,939	189,007
PepsiCo, Inc.(1)	977	90,949
		449,060
Biotechnology — 8.2%
Alexion Pharmaceuticals, Inc.(2)	639	105,959
Amgen, Inc.(1)	1,805	253,530
Anacor Pharmaceuticals, Inc.(2)	2,085	51,020
Arena Pharmaceuticals, Inc.(1)(2)	10,075	42,214
Biogen Idec, Inc.(1)(2)	629	208,080
Celgene Corp.(1)(2)	2,187	207,284
Cubist Pharmaceuticals, Inc.(2)	216	14,329
Emergent Biosolutions, Inc.(1)(2)	1,451	30,921
Epizyme, Inc.(2)	1,995	54,085
Gilead Sciences, Inc.(1)(2)	3,640	387,478
Ligand Pharmaceuticals, Inc., Class B(2)	463	21,756
Myriad Genetics, Inc.(1)(2)	1,144	44,124
NPS Pharmaceuticals, Inc.(2)	1,582	41,132
OncoMed Pharmaceuticals, Inc.(2)	766	14,500
Pharmacyclics, Inc.(2)	243	28,536
Regeneron Pharmaceuticals, Inc.(2)	300	108,156
Seattle Genetics, Inc.(2)	670	24,911
Threshold Pharmaceuticals, Inc.(1)(2)	5,615	20,270

United Therapeutics Corp.(1)(2)	469	60,337
Vertex Pharmaceuticals, Inc.(2)	95	10,669
		1,729,291
Building Products — 0.7%
Quanex Building Products Corp.(1)	8,638	156,261
Capital Markets — 2.3%
Affiliated Managers Group, Inc.(2)	344	68,924
Diamond Hill Investment Group, Inc.	1,264	155,535
Financial Engines, Inc.	703	24,053
Franklin Resources, Inc.(1)	3,014	164,595
SEI Investments Co.(1)	462	16,706
Waddell & Reed Financial, Inc., Class A	651	33,650
Westwood Holdings Group, Inc.	575	32,597
		496,060
Chemicals — 5.2%
Albemarle Corp.	944	55,602
Cabot Corp.	3,013	152,970
Chase Corp.(1)	5,099	158,681
Dow Chemical Co. (The)(1)	3,082	161,620
Eastman Chemical Co.(1)	1,779	143,903
LyondellBasell Industries NV, Class A(1)	242	26,296
NewMarket Corp.	148	56,391
PPG Industries, Inc.(1)	854	168,016
Sigma-Aldrich Corp.(1)	1,253	170,420
		1,093,899
Commercial Services and Supplies — 1.4%
Cintas Corp.	1,394	98,402
Deluxe Corp.(1)	961	53,009
Performant Financial Corp.(1)(2)	6,198	50,080
Pitney Bowes, Inc.	1,786	44,632
RR Donnelley & Sons Co.(1)	3,462	56,985
		303,108
Communications Equipment — 3.5%
ARRIS Group, Inc.(1)(2)	3,783	107,267
Aruba Networks, Inc.(2)	1,159	25,011
Ciena Corp.(1)(2)	5,365	89,703
Harris Corp.(1)	643	42,695
Juniper Networks, Inc.(1)	3,026	67,026
QUALCOMM, Inc.(1)	5,512	412,132
		743,834
Consumer Finance — 0.3%
American Express Co.(1)	156	13,656
World Acceptance Corp.(2)	730	49,275
		62,931
Containers and Packaging — 0.9%
Avery Dennison Corp.	1,342	59,920
Ball Corp.	1,358	85,921
Packaging Corp. of America(1)	791	50,482
		196,323

Distributors — 0.3%
Core-Mark Holding Co., Inc.	1,024	54,313
Diversified Consumer Services — 2.0%
Capella Education Co.(1)	1,851	115,873
H&R Block, Inc.(1)	5,616	174,152
K12, Inc.(1)(2)	4,579	73,081
Liberty Tax, Inc.(2)	795	25,678
Strayer Education, Inc.(2)	408	24,431
		413,215
Diversified Financial Services — 0.7%
Moody's Corp.(1)	1,614	152,523
Diversified Telecommunication Services — 2.5%
Inteliquent, Inc.(1)	3,661	45,579
Verizon Communications, Inc.(1)	9,613	480,554
		526,133
Electrical Equipment — 2.4%
Emerson Electric Co.(1)	2,693	168,528
Enphase Energy, Inc.(1)(2)	9,243	138,552
Rockwell Automation, Inc.(1)	1,243	136,581
Thermon Group Holdings, Inc.(2)	2,411	58,877
		502,538
Electronic Equipment, Instruments and Components — 0.9%
Coherent, Inc.(2)	250	15,342
Corning, Inc.	2,762	53,417
OSI Systems, Inc.(2)	1,589	100,870
Zebra Technologies Corp., Class A(2)	272	19,304
		188,933
Energy Equipment and Services — 2.8%
Baker Hughes, Inc.(1)	2,427	157,901
ION Geophysical Corp.(1)(2)	33,356	93,063
RPC, Inc.(1)	1,097	24,090
Schlumberger Ltd.(1)	2,412	245,276
Superior Energy Services, Inc.	2,489	81,814
		602,144
Food and Staples Retailing — 1.4%
Rite Aid Corp.(1)(2)	19,299	93,407
Wal-Mart Stores, Inc.(1)	215	16,441
Walgreen Co.(1)	3,250	192,628
		302,476
Food Products — 3.7%
Archer-Daniels-Midland Co.(1)	3,262	166,688
Ingredion, Inc.	693	52,523
Kellogg Co.(1)	2,495	153,692
Keurig Green Mountain, Inc.(1)	956	124,404
Pilgrim's Pride Corp.(1)(2)	4,140	126,518
Sanderson Farms, Inc.(1)	1,768	155,496
		779,321

Health Care Equipment and Supplies — 3.8%
Align Technology, Inc.(2)	359	18,553
Becton Dickinson and Co.(1)	1,657	188,583
Boston Scientific Corp.(1)(2)	7,040	83,142
C.R. Bard, Inc.	339	48,379
DexCom, Inc.(2)	637	25,474
HeartWare International, Inc.(2)	1,080	83,840
St. Jude Medical, Inc.(1)	2,137	128,498
Stryker Corp.(1)	1,757	141,878
Thoratec Corp.(1)(2)	2,087	55,786
Zimmer Holdings, Inc.(1)	340	34,187
		808,320
Health Care Providers and Services — 1.5%
Alliance HealthCare Services, Inc.(2)	3,224	72,895
Cardinal Health, Inc.	400	29,968
Express Scripts Holding Co.(1)(2)	2,896	204,544
Mednax, Inc.(2)	207	11,348
		318,755
Health Care Technology — 1.1%
MedAssets, Inc.(1)(2)	3,322	68,832
Merge Healthcare, Inc.(1)(2)	39,448	86,786
Omnicell, Inc.(1)(2)	2,858	78,109
		233,727
Hotels, Restaurants and Leisure — 3.1%
Bravo Brio Restaurant Group, Inc.(2)	1,943	25,201
Cheesecake Factory, Inc. (The)	835	37,992
Denny's Corp.(1)(2)	4,102	28,837
Einstein Noah Restaurant Group, Inc.(1)	10,091	203,434
Las Vegas Sands Corp.	1,429	88,898
McDonald's Corp.(1)	428	40,579
Ruth's Hospitality Group, Inc.(1)	3,767	41,588
SeaWorld Entertainment, Inc.	1,704	32,768
Wyndham Worldwide Corp.	1,165	94,668
Yum! Brands, Inc.	882	63,486
		657,451
Household Durables — 1.6%
Harman International Industries, Inc.	951	93,236
iRobot Corp.(1)(2)	2,367	72,075
Libbey, Inc.(2)	545	14,312
NVR, Inc.(2)	28	31,641
Universal Electronics, Inc.(2)	389	19,205
Whirlpool Corp.(1)	785	114,335
		344,804
Household Products — 1.1%
Kimberly-Clark Corp.(1)	2,113	227,295
Industrial Conglomerates — 1.5%
3M Co.(1)	1,379	195,377
Danaher Corp.(1)	1,529	116,173
		311,550

Insurance — 1.0%
Amtrust Financial Services, Inc.(1)	1,680	66,898
Federated National Holding Co.	4,980	139,888
Universal Insurance Holdings, Inc.(1)	940	12,154
		218,940
Internet and Catalog Retail — 4.5%
Amazon.com, Inc.(1)(2)	668	215,390
Expedia, Inc.(1)	1,938	169,808
HomeAway, Inc.(1)(2)	1,375	48,812
HSN, Inc.(1)	2,057	126,238
Nutrisystem, Inc.	797	12,250
Orbitz Worldwide, Inc.(1)(2)	20,011	157,487
Overstock.com, Inc.(1)(2)	1,359	22,913
Priceline Group, Inc. (The)(2)	112	129,761
RetailMeNot, Inc.(2)	3,871	62,555
		945,214
Internet Software and Services — 6.9%
Carbonite, Inc.(1)(2)	13,559	138,844
eBay, Inc.(1)(2)	3,716	210,437
Facebook, Inc., Class A(1)(2)	4,374	345,721
Google, Inc., Class A(1)(2)	842	495,441
LogMeIn, Inc.(2)	569	26,214
VeriSign, Inc.(2)	2,385	131,461
Web.com Group, Inc.(2)	1,382	27,585
XO Group, Inc.(1)(2)	7,154	80,197
		1,455,900
IT Services — 4.1%
Accenture plc, Class A(1)	518	42,124
Cognizant Technology Solutions Corp., Class A(2)	416	18,624
CSG Systems International, Inc.(1)	3,129	82,230
Euronet Worldwide, Inc.(2)	221	10,562
Fiserv, Inc.(2)	162	10,471
International Business Machines Corp.(1)	2,169	411,741
Jack Henry & Associates, Inc.(1)	2,315	128,853
Lionbridge Technologies, Inc.(1)(2)	4,386	19,737
Teradata Corp.(2)	2,139	89,667
Visa, Inc., Class A(1)	254	54,196
		868,205
Leisure Products — 0.2%
Hasbro, Inc.(1)	504	27,718
Sturm Ruger & Co., Inc.	271	13,195
		40,913
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc.(2)	850	50,779
Machinery — 4.7%
Altra Industrial Motion Corp.(1)	1,268	36,975
Blount International, Inc.(1)(2)	3,789	57,328
Caterpillar, Inc.(1)	1,846	182,809
CIRCOR International, Inc.	1,036	69,754

Dover Corp.(1)	1,502	120,656
Hyster-Yale Materials Handling, Inc.	962	68,898
IDEX Corp.(1)	1,386	100,305
Parker-Hannifin Corp.	357	40,752
Snap-On, Inc.(1)	1,169	141,542
Stanley Black & Decker, Inc.	671	59,578
Wabash National Corp.(1)(2)	5,569	74,179
WABCO Holdings, Inc.(1)(2)	436	39,654
		992,430
Marine — 0.6%
Matson, Inc.(1)	4,725	118,267
Media — 3.2%
Cablevision Systems Corp., Class A(1)	9,226	161,547
Comcast Corp., Class A(1)	1,630	87,661
Cumulus Media, Inc., Class A(1)(2)	15,099	60,849
Regal Entertainment Group, Class A(1)	4,874	96,895
Saga Communications, Inc., Class A	914	30,692
Viacom, Inc., Class B(1)	1,506	115,872
Walt Disney Co. (The)	1,361	121,170
		674,686
Metals and Mining — 0.6%
Compass Minerals International, Inc.	960	80,909
Materion Corp.	1,632	50,053
		130,962
Multiline Retail — 0.8%
Macy's, Inc.(1)	2,951	171,689
Oil, Gas and Consumable Fuels — 2.8%
Chesapeake Energy Corp.	1,821	41,865
EOG Resources, Inc.	2,670	264,383
Kosmos Energy Ltd.(1)(2)	16,346	162,806
REX American Resources Corp.(2)	895	65,228
Valero Energy Corp.	1,194	55,246
		589,528
Paper and Forest Products — 0.1%
International Paper Co.	268	12,794
Personal Products — 0.8%
Avon Products, Inc.(1)	5,133	64,676
Medifast, Inc.(1)(2)	2,218	72,817
USANA Health Sciences, Inc.(1)(2)	515	37,935
		175,428
Pharmaceuticals — 4.5%
AbbVie, Inc.(1)	6,077	351,008
Bristol-Myers Squibb Co.(1)	1,243	63,617
Johnson & Johnson(1)	2,423	258,268
Merck & Co., Inc.(1)	3,423	202,915
Mylan, Inc.(2)	1,629	74,103
		949,911

Professional Services — 1.1%
Huron Consulting Group, Inc.(2)	960	58,531
RPX Corp.(1)(2)	4,844	66,508
TrueBlue, Inc.(2)	4,508	113,872
		238,911
Real Estate Investment Trusts (REITs) — 0.2%
Ryman Hospitality Properties, Inc.	917	43,374
Real Estate Management and Development — 0.7%
Altisource Portfolio Solutions SA(2)	729	73,483
CBRE Group, Inc.(2)	1,448	43,064
St. Joe Co. (The)(2)	1,513	30,154
		146,701
Road and Rail — 1.0%
ArcBest Corp.(1)	3,203	119,472
Quality Distribution, Inc.(1)(2)	6,617	84,565
Union Pacific Corp.(1)	140	15,179
		219,216
Semiconductors and Semiconductor Equipment — 4.2%
Applied Micro Circuits Corp.(2)	2,651	18,557
Cabot Microelectronics Corp.(2)	466	19,316
Freescale Semiconductor Ltd.(2)	1,321	25,799
Intel Corp.(1)	5,458	190,048
Lam Research Corp.	860	64,242
MaxLinear, Inc., Class A(1)(2)	13,248	91,146
Micron Technology, Inc.(1)(2)	3,312	113,469
Microsemi Corp.(2)	735	18,676
ON Semiconductor Corp.(1)(2)	4,070	36,386
Semtech Corp.(2)	2,143	58,183
Skyworks Solutions, Inc.(1)	484	28,096
Texas Instruments, Inc.(1)	4,273	203,779
Xilinx, Inc.	618	26,172
		893,869
Software — 9.0%
Cadence Design Systems, Inc.(1)(2)	9,829	169,157
Callidus Software, Inc.(2)	1,738	20,891
EnerNOC, Inc.(2)	1,844	31,274
Informatica Corp.(2)	1,616	55,332
Intuit, Inc.(1)	2,457	215,356
Microsoft Corp.(1)	12,719	589,653
MicroStrategy, Inc., Class A(2)	1,182	154,653
NetScout Systems, Inc.(2)	440	20,152
Oracle Corp.(1)	10,781	412,697
PTC, Inc.(2)	681	25,129
Take-Two Interactive Software, Inc.(2)	2,733	63,050
Verint Systems, Inc.(2)	318	17,684
VMware, Inc., Class A(1)(2)	1,505	141,229
		1,916,257

Specialty Retail — 3.9%
AutoZone, Inc.(2)	42	21,406
Best Buy Co., Inc.(1)	3,372	113,265
Brown Shoe Co., Inc.(1)	3,757	101,927
Foot Locker, Inc.	715	39,790
Gap, Inc. (The)(1)	2,444	101,890
Home Depot, Inc. (The)(1)	735	67,429
Kirkland's, Inc.(2)	1,927	31,044
Lowe's Cos., Inc.(1)	4,918	260,261
PetSmart, Inc.(1)	1,206	84,529
Urban Outfitters, Inc.(2)	412	15,120
		836,661
Technology Hardware, Storage and Peripherals — 7.5%
Apple, Inc.(1)	10,635	1,071,476
EMC Corp.(1)	6,382	186,737
NetApp, Inc.(1)	3,861	165,869
SanDisk Corp.(1)	1,769	173,274
		1,597,356
Textiles, Apparel and Luxury Goods — 1.3%
Deckers Outdoor Corp.(2)	768	74,634
Hanesbrands, Inc.(1)	1,732	186,086
Steven Madden Ltd.(1)(2)	418	13,472
		274,192
Thrifts and Mortgage Finance — 0.1%
Tree.com, Inc.(2)	452	16,222
Tobacco — 0.5%
Altria Group, Inc.(1)	267	12,266
Philip Morris International, Inc.(1)	1,161	96,827
		109,093
TOTAL COMMON STOCKS (Cost $24,011,514)		27,239,813
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $16,581), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $16,248)		16,248
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $13,269), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $12,999)		12,999
SSgA U.S. Government Money Market Fund, Class N	80,090	80,090
TOTAL TEMPORARY CASH INVESTMENTS (Cost $109,337)		109,337
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.9% (Cost $24,120,851)		27,349,150
COMMON STOCKS SOLD SHORT — (29.3)%
Aerospace and Defense — (0.3)%
Cubic Corp.	(1,280)	(59,904)
Air Freight and Logistics — (0.3)%
Hub Group, Inc., Class A	(1,322)	(53,581)
Airlines — (0.1)%
Spirit Airlines, Inc.	(197)	(13,621)

Auto Components — (0.7)%
Shiloh Industries, Inc.	(9,040)	(153,770)
Biotechnology — (0.3)%
Infinity Pharmaceuticals, Inc.	(1,057)	(14,185)
Insmed, Inc.	(4,031)	(52,605)
		(66,790)
Building Products — (0.4)%
Ply Gem Holdings, Inc.	(7,988)	(86,590)
Capital Markets — (0.3)%
RCS Capital Corp., Class A	(2,446)	(55,084)
Chemicals — (0.7)%
Chemtura Corp.	(2,146)	(50,066)
Rentech, Inc.	(57,019)	(97,503)
		(147,569)
Commercial Services and Supplies — (0.9)%
InnerWorkings, Inc.	(12,799)	(103,544)
Interface, Inc.	(5,730)	(92,482)
		(196,026)
Communications Equipment — (0.3)%
ViaSat, Inc.	(961)	(52,970)
Construction and Engineering — (0.2)%
Furmanite Corp.	(4,718)	(31,893)
Sterling Construction Co., Inc.	(1,619)	(12,418)
		(44,311)
Containers and Packaging — (0.7)%
AEP Industries, Inc.	(3,867)	(146,443)
Diversified Financial Services — (0.2)%
Leucadia National Corp.	(1,477)	(35,212)
Electrical Equipment — (0.2)%
Franklin Electric Co., Inc.	(1,520)	(52,805)
Electronic Equipment, Instruments and Components — (0.5)%
Badger Meter, Inc.	(734)	(37,030)
Speed Commerce, Inc.	(24,096)	(66,264)
		(103,294)
Food and Staples Retailing — (0.3)%
Chefs' Warehouse, Inc. (The)	(2,213)	(35,983)
Natural Grocers by Vitamin Cottage, Inc.	(992)	(16,150)
United Natural Foods, Inc.	(357)	(21,941)
		(74,074)
Food Products — (0.4)%
Inventure Foods, Inc.	(991)	(12,844)
Lifeway Foods, Inc.	(5,560)	(77,117)
		(89,961)
Health Care Equipment and Supplies — (1.3)%
NxStage Medical, Inc.	(4,804)	(63,076)
Spectranetics Corp. (The)	(3,572)	(94,908)
STAAR Surgical Co.	(9,962)	(105,896)
Volcano Corp.	(962)	(10,236)
		(274,116)

Health Care Providers and Services — (1.4)%
Acadia Healthcare Co., Inc.	(480)	(23,280)
Air Methods Corp.	(1,155)	(64,160)
MWI Veterinary Supply, Inc.	(395)	(58,618)
RadNet, Inc.	(13,560)	(89,767)
Tenet Healthcare Corp.	(1,071)	(63,607)
		(299,432)
Hotels, Restaurants and Leisure — (1.3)%
BJ's Restaurants, Inc.	(2,008)	(72,268)
Nathan's Famous, Inc.	(2,536)	(171,662)
Starbucks Corp.	(407)	(30,712)
		(274,642)
Household Durables — (2.4)%
Beazer Homes USA, Inc.	(5,788)	(97,123)
Dixie Group, Inc. (The)	(7,788)	(67,522)
KB Home	(5,423)	(81,019)
TRI Pointe Homes, Inc.	(9,170)	(118,660)
William Lyon Homes, Class A	(6,810)	(150,501)
		(514,825)
Insurance — (0.4)%
Arthur J Gallagher & Co.	(1,618)	(73,393)
National Interstate Corp.	(467)	(13,029)
		(86,422)
Internet Software and Services — (0.3)%
Dealertrack Technologies, Inc.	(1,165)	(50,573)
E2open, Inc.	(1,240)	(11,544)
		(62,117)
IT Services — (0.7)%
WEX, Inc.	(1,431)	(157,868)
Machinery — (1.0)%
Chart Industries, Inc.	(1,825)	(111,562)
EnPro Industries, Inc.	(177)	(10,714)
RBC Bearings, Inc.	(1,473)	(83,519)
		(205,795)
Media — (0.3)%
Loral Space & Communications, Inc.	(461)	(33,104)
Nexstar Broadcasting Group, Inc., Class A	(983)	(39,733)
		(72,837)
Metals and Mining — (0.2)%
Horsehead Holding Corp.	(753)	(12,447)
Tahoe Resources, Inc.	(1,861)	(37,778)
		(50,225)
Oil, Gas and Consumable Fuels — (0.9)%
Delek US Holdings, Inc.	(1,406)	(46,567)
GasLog Ltd.	(545)	(11,995)
Gastar Exploration, Inc.	(1,877)	(11,018)
SemGroup Corp., Class A	(1,032)	(85,935)
Synergy Resources Corp.	(2,325)	(28,342)
		(183,857)

Paper and Forest Products — (0.7)%
Deltic Timber Corp.	(2,341)	(145,891)
Personal Products — (0.5)%
Female Health Co. (The)	(25,555)	(89,187)
Inter Parfums, Inc.	(880)	(24,200)
		(113,387)
Pharmaceuticals — (0.3)%
Depomed, Inc.	(1,204)	(18,289)
Pacira Pharmaceuticals, Inc.	(271)	(26,265)
Pain Therapeutics, Inc.	(5,690)	(22,248)
		(66,802)
Real Estate Management and Development — (1.5)%
Forestar Group, Inc.	(6,506)	(115,286)
Kennedy-Wilson Holdings, Inc.	(3,182)	(76,241)
Tejon Ranch Co.	(4,483)	(125,703)
		(317,230)
Road and Rail — (1.5)%
Heartland Express, Inc.	(4,031)	(96,583)
Kansas City Southern	(836)	(101,323)
Roadrunner Transportation Systems, Inc.	(4,873)	(111,056)
		(308,962)
Semiconductors and Semiconductor Equipment — (1.4)%
Exar Corp.	(7,709)	(68,996)
SunEdison, Inc.	(6,467)	(122,097)
Ultratech, Inc.	(5,096)	(115,934)
		(307,027)
Software — (1.6)%
Comverse, Inc.	(4,822)	(107,675)
Epiq Systems, Inc.	(7,945)	(139,514)
ePlus, Inc.	(731)	(40,973)
Rally Software Development Corp.	(1,047)	(12,575)
Solera Holdings, Inc.	(587)	(33,083)
		(333,820)
Specialty Retail — (2.1)%
Cabela's, Inc.	(1,030)	(60,667)
CarMax, Inc.	(904)	(41,991)
Lithia Motors, Inc., Class A	(659)	(49,880)
Lumber Liquidators Holdings, Inc.	(862)	(49,461)
Signet Jewelers Ltd.	(1,216)	(138,515)
Winmark Corp.	(1,323)	(97,240)
		(437,754)
Technology Hardware, Storage and Peripherals — (0.8)%
Silicon Graphics International Corp.	(15,994)	(147,625)
Stratasys Ltd.	(111)	(13,406)
		(161,031)
Textiles, Apparel and Luxury Goods — (0.1)%
Quiksilver, Inc.	(10,281)	(17,683)
Thrifts and Mortgage Finance — (0.4)%
United Financial Bancorp, Inc.	(7,358)	(93,373)

Trading Companies and Distributors — (1.4)%
Aircastle Ltd.	(6,412)	(104,900)
Beacon Roofing Supply, Inc.	(1,916)	(48,820)
H&E Equipment Services, Inc.	(3,361)	(135,381)
		(289,101)
TOTAL COMMON STOCKS SOLD SHORT — (29.3)% (Proceeds $6,301,905)		(6,206,202)
OTHER ASSETS AND LIABILITIES — 0.4%		78,227
TOTAL NET ASSETS — 100.0%		$21,221,175

NOTES TO SCHEDULE OF INVESTMENTS
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $16,771,038.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	27,239,813	—	—
Temporary Cash Investments	80,090	29,247	—
	27,319,903	29,247	—
Liabilities
Securities Sold Short
Common Stocks	(6,206,202)	—	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,125,464
Gross tax appreciation of investments	$3,939,355
Gross tax depreciation of investments	(715,669)
Net tax appreciation (depreciation) of investments	3,223,686
Net tax appreciation (depreciation) on securities sold short	95,414
Net tax appreciation (depreciation)	$3,319,100

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
September 30, 2014

Emerging Markets Value - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.6%
Brazil — 10.3%
AES Tiete SA Preference Shares	5,400	46,571
Banco Bradesco SA Preference Shares	1,200	17,159
Banco do Brasil SA	4,700	48,887
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	700	30,527
Cia Energetica de Minas Gerais ADR	8,484	52,855
Cia Energetica de Sao Paulo Preference Shares	6,500	70,397
EcoRodovias Infraestrutura e Logistica SA	7,200	35,121
Petroleo Brasileiro SA Preference Shares ADR	8,012	119,299
Porto Seguro SA	1,800	20,958
Souza Cruz SA	4,400	35,394
Sul America SA	7,000	43,182
Ultrapar Participacoes SA	800	16,966
Vale SA ADR	5,800	63,858
Via Varejo SA(1)	5,300	52,594
		653,768
Chile — 2.3%
Banco de Chile	225,564	27,905
Banco de Credito e Inversiones	497	28,165
Corpbanca SA	3,366,243	42,994
Empresas COPEC SA	2,300	28,223
Enersis SA ADR	1,000	15,780
		143,067
China — 20.0%
Agricultural Bank of China Ltd., H Shares	175,000	77,529
Anhui Conch Cement Co. Ltd., H Shares	10,000	31,939
Bank of China Ltd., H Shares	184,000	82,464
China CITIC Bank Corp. Ltd., H Shares	28,000	16,984
China Construction Bank Corp., H Shares	253,000	177,250
China Everbright Bank Co. Ltd., H Shares	46,000	21,504
China Merchants Bank Co. Ltd., H Shares	15,500	26,509
China Mobile Ltd.	20,000	231,170
China Petroleum & Chemical Corp., H Shares	54,000	47,290
China Shenhua Energy Co. Ltd., H Shares	28,000	78,070
China Telecom Corp. Ltd., H Shares	46,000	28,199
GOME Electrical Appliances Holding Ltd.	319,000	51,764
Huaneng Power International, Inc., H Shares	56,000	61,158
Industrial & Commercial Bank of China Ltd., H Shares	217,000	135,261
Jiangsu Expressway Co. Ltd., H Shares	16,000	16,876
Lenovo Group Ltd.	12,000	17,865
PetroChina Co. Ltd., H Shares	60,000	76,885
Shanghai Electric Group Co. Ltd., H Shares	136,000	72,336
SOHO China Ltd.	22,500	16,285
		1,267,338

Colombia — 0.7%
Cemex Latam Holdings SA(1)	2,067	18,373
Interconexion Electrica SA ESP	5,081	23,235
		41,608
Egypt — 1.0%
Commercial International Bank Egypt S.A.E.	8,906	62,528
Greece — 0.6%
Alpha Bank AE(1)	48,263	37,429
India — 3.4%
HDFC Bank Ltd. ADR	1,300	60,554
ICICI Bank Ltd. ADR	700	34,370
Infosys Ltd. ADR	1,050	63,514
Tata Motors Ltd. ADR	1,350	59,009
		217,447
Indonesia — 3.9%
PT Adaro Energy Tbk	292,500	28,206
PT Bank Rakyat Indonesia (Persero) Tbk	95,000	81,278
PT Indo Tambangraya Megah Tbk	19,000	40,503
PT Semen Gresik (Persero) Tbk	4,900	6,203
PT Telekomunikasi Indonesia (Persero) Tbk	68,500	16,387
PT United Tractors Tbk	45,500	74,308
		246,885
Malaysia — 4.6%
Alliance Financial Group Bhd	47,700	72,557
Hong Leong Bank Bhd	17,200	76,654
Hong Leong Financial Group Bhd	8,900	47,749
Malayan Banking Bhd	20,300	61,633
RHB Capital Bhd	13,200	35,530
		294,123
Mexico — 4.5%
America Movil SAB de CV, Series L ADR	2,500	63,000
Compartamos SAB de CV	16,700	35,749
Genomma Lab Internacional SAB de CV, Series B(1)	4,700	11,268
Gruma SAB de CV, B Shares(1)	5,200	55,676
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,100	20,894
Grupo Financiero Inbursa SAB de CV	24,600	70,336
Promotora y Operadora de Infraestructura SAB de CV(1)	2,200	30,114
		287,037
Peru — 0.6%
Southern Copper Corp.	1,200	35,580
Philippines — 0.2%
Philippine Long Distance Telephone Co.	220	15,187
Poland — 2.4%
Bank Millennium SA	18,120	48,111
KGHM Polska Miedz SA	720	27,512
Orange Polska SA	9,699	34,131
Polskie Gornictwo Naftowe i Gazownictwo SA	26,197	40,041
		149,795

Russia — 4.6%
Gazprom OAO ADR	15,569	109,606
Lukoil OAO ADR	639	32,589
Mobile Telesystems OJSC ADR	800	11,952
Rosneft Oil Co. OJSC GDR	11,335	66,049
Sberbank of Russia ADR	826	6,542
Sistema JSFC GDR	1,881	12,979
Tatneft OAO ADR	1,566	55,295
		295,012
South Africa — 7.8%
Barloworld Ltd.	2,676	21,939
Coronation Fund Managers Ltd.	7,060	60,477
Kumba Iron Ore Ltd.	1,744	41,198
Liberty Holdings Ltd.	6,258	68,344
MMI Holdings Ltd.	13,643	31,693
MTN Group Ltd.	1,970	41,611
Sasol Ltd.	2,762	150,147
Vodacom Group Ltd.	6,846	78,880
		494,289
South Korea — 14.4%
Coway Co. Ltd.	573	45,775
DGB Financial Group, Inc.	1,115	17,751
Dongbu Insurance Co. Ltd.	247	13,927
Halla Visteon Climate Control Corp.	980	47,549
Hankook Tire Co. Ltd.	1,128	55,050
Hanwha Corp.	2,308	64,412
Hyundai Mobis Co. Ltd.	94	22,893
Hyundai Motor Co.	325	58,671
Kia Motors Corp.	2,001	101,828
Korea Zinc Co. Ltd.	144	53,220
LG Chem Ltd.	194	46,972
LG Corp.	1,088	79,183
LS Corp.	235	14,876
Samsung Electronics Co. Ltd.	70	78,541
Shinhan Financial Group Co. Ltd.	1,290	59,411
SK Networks Co. Ltd.(1)	6,223	62,510
SK Telecom Co. Ltd.	323	88,766
		911,335
Taiwan — 11.1%
Asustek Computer, Inc.	1,000	9,533
AU Optronics Corp.	174,000	73,502
Catcher Technology Co. Ltd.	1,000	9,270
Cathay Financial Holding Co. Ltd.	27,300	44,469
CTBC Financial Holding Co. Ltd.	49,775	33,462
Fubon Financial Holding Co. Ltd.	22,000	33,774
Hon Hai Precision Industry Co. Ltd.	25,480	80,412
Innolux Corp.	132,000	57,062
Inotera Memories, Inc.(1)	11,000	16,345
Inventec Corp.	49,000	31,894
Pegatron Corp.	27,000	49,705
Realtek Semiconductor Corp.	7,000	24,852

Taishin Financial Holding Co. Ltd.	94,542	44,288
Taiwan Cement Corp.	43,000	64,035
Teco Electric and Machinery Co. Ltd.	6,000	6,164
Vanguard International Semiconductor Corp.	40,000	58,647
Wistron Corp.	31,000	31,643
Zhen Ding Technology Holding Ltd.	11,000	31,858
		700,915
Thailand — 1.7%
PTT Exploration & Production PCL	17,100	84,379
PTT PCL	2,200	24,426
		108,805
Turkey — 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,384	12,947
Eregli Demir ve Celik Fabrikalari TAS	32,446	60,287
TAV Havalimanlari Holding AS	2,628	21,125
		94,359
TOTAL COMMON STOCKS (Cost $6,274,164)		6,056,507
EXCHANGE-TRADED FUNDS — 4.0%
iShares MSCI Brazil Capped ETF	376	16,337
iShares MSCI India ETF	7,796	236,687
TOTAL EXCHANGE-TRADED FUNDS (Cost $223,799)		253,024
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $6,497,963)		6,309,531
OTHER ASSETS AND LIABILITIES — 0.4%		27,433
TOTAL NET ASSETS — 100.0%		$6,336,964

Market Sector Diversification
(as a % of net assets)
Financials	31.3%
Energy	15.7%
Information Technology	10.1%
Telecommunication Services	9.9%
Materials	8.1%
Industrials	7.1%
Consumer Discretionary	6.9%
Utilities	4.3%
Consumer Staples	2.0%
Health Care	0.2%
Exchange-Traded Funds	4.0%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSFC	-	Joint-Stock Financial Corporation
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	610,298	5,446,209	—
Exchange-Traded Funds	253,024	—	—
	863,322	5,446,209	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,497,966
Gross tax appreciation of investments	$321,300
Gross tax depreciation of investments	(509,735)
Net tax appreciation (depreciation) of investments	$(188,435)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2014

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 5.1%
Boeing Co. (The)	287,855	36,666,970
Honeywell International, Inc.	402,147	37,447,929
Lockheed Martin Corp.	209,445	38,282,357
Northrop Grumman Corp.	179,549	23,657,376
Raytheon Co.	352,648	35,836,090
		171,890,722
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	387,208	38,058,674
Airlines — 0.9%
Southwest Airlines Co.	901,659	30,449,024
Auto Components — 0.9%
Delphi Automotive plc	146,073	8,960,118
Magna International, Inc.	242,078	22,975,623
		31,935,741
Banks — 3.5%
Bank of America Corp.	1,937,400	33,032,670
Citigroup, Inc.	53,137	2,753,559
JPMorgan Chase & Co.	658,936	39,694,305
SunTrust Banks, Inc.	591,064	22,478,164
Wells Fargo & Co.	402,864	20,896,556
		118,855,254
Beverages — 1.1%
Coca-Cola Co. (The)	91,557	3,905,822
Dr Pepper Snapple Group, Inc.	489,541	31,482,382
PepsiCo, Inc.	11,293	1,051,265
		36,439,469
Biotechnology — 4.7%
Amgen, Inc.	352,724	49,543,613
Biogen Idec, Inc.(1)	127,779	42,270,571
Celgene Corp.(1)	263,900	25,012,442
Gilead Sciences, Inc.(1)	284,179	30,250,855
United Therapeutics Corp.(1)	99,460	12,795,529
		159,873,010
Capital Markets — 1.7%
Franklin Resources, Inc.	461,642	25,210,269
T. Rowe Price Group, Inc.	85,320	6,689,088
Waddell & Reed Financial, Inc., Class A	457,762	23,661,718
		55,561,075
Chemicals — 4.5%
Albemarle Corp.	136,032	8,012,285
Ashland, Inc.	242,382	25,231,966
Cabot Corp.	250,873	12,736,822

Dow Chemical Co. (The)	798,869	41,892,690
E.I. du Pont de Nemours & Co.	65,956	4,733,003
Eastman Chemical Co.	313,643	25,370,582
International Flavors & Fragrances, Inc.	52,852	5,067,450
Olin Corp.	160,494	4,052,474
PPG Industries, Inc.	128,265	25,234,856
		152,332,128
Commercial Services and Supplies — 0.2%
Deluxe Corp.	35,118	1,937,109
Pitney Bowes, Inc.	203,539	5,086,439
		7,023,548
Communications Equipment — 3.0%
Cisco Systems, Inc.	2,044,535	51,460,946
QUALCOMM, Inc.	652,436	48,782,640
		100,243,586
Consumer Finance — 0.7%
Cash America International, Inc.	538,666	23,593,571
Containers and Packaging — 1.3%
Ball Corp.	424,554	26,861,532
Sonoco Products Co.	443,811	17,437,334
		44,298,866
Diversified Consumer Services — 0.6%
H&R Block, Inc.	674,143	20,905,174
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	138,098	19,076,858
Voya Financial, Inc.	687,376	26,876,401
		45,953,259
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	274,242	9,664,288
Verizon Communications, Inc.	274,813	13,737,902
		23,402,190
Electrical Equipment — 1.1%
Emerson Electric Co.	455,986	28,535,604
Rockwell Automation, Inc.	64,486	7,085,722
		35,621,326
Electronic Equipment, Instruments and Components — 0.6%
TE Connectivity Ltd.	362,188	20,025,375
Energy Equipment and Services — 2.9%
Baker Hughes, Inc.	516,634	33,612,208
National Oilwell Varco, Inc.	337,286	25,667,464
Schlumberger Ltd.	383,294	38,977,167
		98,256,839
Food Products — 4.0%
Archer-Daniels-Midland Co.	743,437	37,989,631
Bunge Ltd.	271,568	22,874,173
Ingredion, Inc.	159,622	12,097,751
Kellogg Co.	453,804	27,954,326
Pilgrim's Pride Corp.(1)	605,709	18,510,467
Sanderson Farms, Inc.	72,501	6,376,463

Tyson Foods, Inc., Class A	263,867	10,388,444
		136,191,255
Gas Utilities — 0.2%
New Jersey Resources Corp.	118,234	5,971,999
Health Care Equipment and Supplies — 3.1%
Becton Dickinson and Co.	256,521	29,194,655
C.R. Bard, Inc.	103,522	14,773,625
Medtronic, Inc.	594,339	36,819,301
St. Jude Medical, Inc.	393,953	23,688,394
		104,475,975
Health Care Providers and Services — 0.9%
Cardinal Health, Inc.	405,089	30,349,268
Hotels, Restaurants and Leisure — 1.5%
Las Vegas Sands Corp.	341,379	21,237,188
Royal Caribbean Cruises Ltd.	88,367	5,946,215
SeaWorld Entertainment, Inc.	246,995	4,749,714
Wyndham Worldwide Corp.	136,983	11,131,238
Yum! Brands, Inc.	84,109	6,054,166
		49,118,521
Household Durables — 0.8%
Newell Rubbermaid, Inc.	410,490	14,124,961
NVR, Inc.(1)	11,453	12,942,119
		27,067,080
Household Products — 2.4%
Energizer Holdings, Inc.	246,257	30,341,325
Kimberly-Clark Corp.	303,605	32,658,790
Procter & Gamble Co. (The)	205,846	17,237,544
		80,237,659
Industrial Conglomerates — 1.5%
3M Co.	56,836	8,052,524
Danaher Corp.	248,568	18,886,197
General Electric Co.	930,181	23,831,237
		50,769,958
Insurance — 4.8%
Allstate Corp. (The)	509,160	31,247,149
American International Group, Inc.	728,858	39,372,909
Amtrust Financial Services, Inc.	509,653	20,294,383
Aspen Insurance Holdings Ltd.	359,591	15,379,707
Everest Re Group Ltd.	74,495	12,068,935
Hanover Insurance Group, Inc. (The)	235,943	14,491,619
Old Republic International Corp.	182,282	2,602,987
RenaissanceRe Holdings Ltd.	252,696	25,267,073
		160,724,762
Internet and Catalog Retail — 1.0%
Amazon.com, Inc.(1)	16,384	5,282,857
Expedia, Inc.	108,399	9,497,920
HSN, Inc.	26,650	1,635,511
Priceline Group, Inc. (The)(1)	14,077	16,309,331
		32,725,619

Internet Software and Services — 2.2%
eBay, Inc.(1)	634,839	35,950,933
Google, Inc., Class A(1)	64,937	38,209,580
		74,160,513
IT Services — 2.1%
Amdocs Ltd.	250,890	11,510,833
International Business Machines Corp.	314,558	59,712,545
		71,223,378
Machinery — 2.2%
Caterpillar, Inc.	369,447	36,586,336
Parker-Hannifin Corp.	248,259	28,338,765
Snap-On, Inc.	88,537	10,720,060
		75,645,161
Media — 2.2%
John Wiley & Sons, Inc., Class A	109,429	6,140,061
Time Warner, Inc.	520,618	39,155,680
Walt Disney Co. (The)	332,704	29,620,637
		74,916,378
Multi-Utilities — 0.8%
Vectren Corp.	36,633	1,461,657
Wisconsin Energy Corp.	573,610	24,665,230
		26,126,887
Multiline Retail — 2.2%
Dillard's, Inc., Class A	199,274	21,716,880
Kohl's Corp.	360,319	21,990,269
Macy's, Inc.	511,359	29,750,867
		73,458,016
Oil, Gas and Consumable Fuels — 5.9%
Chevron Corp.	157,418	18,783,116
ConocoPhillips	201,929	15,451,607
EOG Resources, Inc.	353,336	34,987,331
Exxon Mobil Corp.	657,745	61,860,917
Gran Tierra Energy, Inc.(1)	136,114	754,071
Occidental Petroleum Corp.	405,958	39,032,862
Valero Energy Corp.	628,747	29,092,124
		199,962,028
Pharmaceuticals — 7.4%
AbbVie, Inc.	778,749	44,980,542
Johnson & Johnson	786,029	83,782,831
Merck & Co., Inc.	983,189	58,283,444
Pfizer, Inc.	2,071,565	61,256,177
		248,302,994
Professional Services — 0.5%
Manpowergroup, Inc.	239,610	16,796,661
Real Estate Investment Trusts (REITs) — 1.2%
Geo Group, Inc. (The)	127,075	4,856,807
Hospitality Properties Trust	78,840	2,116,854
Host Hotels & Resorts, Inc.	1,271,167	27,113,992
Potlatch Corp.	41,236	1,658,100

PS Business Parks, Inc.	13,138	1,000,327
Rayonier, Inc.	108,845	3,389,433
		40,135,513
Real Estate Management and Development — 0.1%
Altisource Portfolio Solutions SA(1)	47,074	4,745,059
Semiconductors and Semiconductor Equipment — 3.2%
Broadcom Corp., Class A	787,850	31,844,897
Intel Corp.	1,859,630	64,752,317
Texas Instruments, Inc.	230,325	10,984,199
		107,581,413
Software — 4.5%
Intuit, Inc.	234,669	20,568,738
Microsoft Corp.	1,422,425	65,943,623
Oracle Corp.	1,330,494	50,931,310
Synopsys, Inc.(1)	368,462	14,626,099
		152,069,770
Specialty Retail — 1.2%
AutoZone, Inc.(1)	47,975	24,450,938
GameStop Corp., Class A	368,619	15,187,103
		39,638,041
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	1,368,169	137,843,027
EMC Corp.	476,615	13,945,755
Hewlett-Packard Co.	1,129,609	40,067,231
Seagate Technology plc	136,791	7,834,021
Western Digital Corp.	110,345	10,738,775
		210,428,809
Textiles, Apparel and Luxury Goods — 0.1%
Deckers Outdoor Corp.(1)	26,658	2,590,624
Thrifts and Mortgage Finance — 0.4%
EverBank Financial Corp.	685,511	12,106,124
TOTAL COMMON STOCKS (Cost $2,670,056,306)		3,322,238,296
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $5,971,604), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $5,851,920)		5,851,920
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $4,779,034), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $4,681,537)		4,681,536
SSgA U.S. Government Money Market Fund, Class N	11,615,570	11,615,570
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,149,026)		22,149,026
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $2,692,205,332)		3,344,387,322
OTHER ASSETS AND LIABILITIES — 0.6%		20,625,000
TOTAL NET ASSETS — 100.0%		$3,365,012,322

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,322,238,296	—	—
Temporary Cash Investments	11,615,570	10,533,456	—
	3,333,853,866	10,533,456	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,695,619,148
Gross tax appreciation of investments	$683,308,574
Gross tax depreciation of investments	(34,540,400)
Net tax appreciation (depreciation) of investments	$648,768,174

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Market Neutral Fund
September 30, 2014

Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 88.2%
Aerospace and Defense — 3.6%
Boeing Co. (The)	3,590	457,294
Huntington Ingalls Industries, Inc.	5,142	535,848
Lockheed Martin Corp.(1)	3,343	611,034
Moog, Inc., Class A(1)(2)	8,321	569,156
Northrop Grumman Corp.(1)	2,765	364,316
Raytheon Co.	6,000	609,720
Teledyne Technologies, Inc.(2)	5,592	525,704
Textron, Inc.(1)	11,084	398,913
		4,071,985
Airlines — 1.5%
Alaska Air Group, Inc.(1)	9,120	397,085
JetBlue Airways Corp.(1)(2)	57,889	614,781
Southwest Airlines Co.(1)	21,007	709,406
		1,721,272
Auto Components — 0.6%
Magna International, Inc.	2,993	284,066
Tenneco, Inc.(1)(2)	7,748	405,298
		689,364
Banks — 0.1%
BancorpSouth, Inc.	4,152	83,621
Beverages — 0.6%
Dr Pepper Snapple Group, Inc.(1)	9,308	598,598
Molson Coors Brewing Co., Class B	1,660	123,570
		722,168
Biotechnology — 1.5%
Amgen, Inc.	1,809	254,092
Biogen Idec, Inc.(2)	788	260,678
Cubist Pharmaceuticals, Inc.(2)	4,010	266,024
Myriad Genetics, Inc.(1)(2)	7,024	270,916
Regeneron Pharmaceuticals, Inc.(2)	766	276,158
Seattle Genetics, Inc.(2)	4,718	175,415
United Therapeutics Corp.(2)	2,130	274,025
		1,777,308
Building Products — 0.3%
Masco Corp.(1)	14,841	354,997
Capital Markets — 3.2%
Evercore Partners, Inc., Class A(1)	6,465	303,855
Franklin Resources, Inc.(1)	9,269	506,180
Janus Capital Group, Inc.(1)	46,303	673,245
Legg Mason, Inc.(1)	11,087	567,211
SEI Investments Co.(1)	14,544	525,911
T. Rowe Price Group, Inc.(1)	7,092	556,013

Waddell & Reed Financial, Inc., Class A(1)	10,423	538,765
		3,671,180
Chemicals — 4.1%
Albemarle Corp.(1)	8,570	504,773
Ashland, Inc.	5,404	562,556
Cabot Corp.(1)	10,417	528,871
Dow Chemical Co. (The)(1)	10,600	555,864
Eastman Chemical Co.	5,577	451,124
International Flavors & Fragrances, Inc.	5,413	518,999
Olin Corp.(1)	20,700	522,675
PolyOne Corp.(1)	13,871	493,530
PPG Industries, Inc.(1)	2,615	514,475
		4,652,867
Commercial Services and Supplies — 2.8%
Cintas Corp.(1)	8,798	621,051
Deluxe Corp.(1)	7,616	420,099
Herman Miller, Inc.(1)	17,971	536,434
Pitney Bowes, Inc.(1)	21,274	531,637
Ritchie Bros Auctioneers, Inc.(1)	24,602	550,839
Steelcase, Inc., Class A(1)	31,539	510,616
		3,170,676
Communications Equipment — 2.0%
ADTRAN, Inc.(1)	18,846	386,908
ARRIS Group, Inc.(1)(2)	11,216	318,030
Brocade Communications Systems, Inc.(1)	44,305	481,595
Ciena Corp.(1)(2)	27,464	459,198
Juniper Networks, Inc.	4,764	105,523
Polycom, Inc.(2)	14,397	176,867
QUALCOMM, Inc.	4,967	371,383
		2,299,504
Construction and Engineering — 0.4%
AECOM Technology Corp.(1)(2)	14,820	500,175
Consumer Finance — 1.3%
Cash America International, Inc.(1)	12,065	528,447
Credit Acceptance Corp.(2)	4,858	612,448
Springleaf Holdings, Inc.(2)	11,600	370,388
		1,511,283
Containers and Packaging — 1.2%
Ball Corp.(1)	8,773	555,068
Crown Holdings, Inc.(1)(2)	7,037	313,287
Sonoco Products Co.(1)	12,520	491,911
		1,360,266
Diversified Consumer Services — 1.3%
Apollo Education Group, Inc., Class A(1)(2)	13,674	343,901
DeVry Education Group, Inc.(1)	13,463	576,351
H&R Block, Inc.(1)	16,927	524,906
		1,445,158
Diversified Financial Services — 0.5%
Voya Financial, Inc.(1)	14,727	575,826

Electric Utilities — 0.5%
Entergy Corp.(1)	6,735	520,818
Electrical Equipment — 1.7%
Eaton Corp. plc	8,293	525,527
Emerson Electric Co.(1)	7,234	452,704
Generac Holdings, Inc.(1)(2)	12,998	526,939
Rockwell Automation, Inc.(1)	4,473	491,493
		1,996,663
Electronic Equipment, Instruments and Components — 1.2%
Dolby Laboratories, Inc., Class A(1)(2)	13,253	553,843
Itron, Inc.(1)(2)	6,574	258,424
Zebra Technologies Corp., Class A(1)(2)	7,578	537,810
		1,350,077
Energy Equipment and Services — 2.7%
Baker Hughes, Inc.(1)	8,040	523,082
Helmerich & Payne, Inc.	4,977	487,099
National Oilwell Varco, Inc.	3,005	228,681
Oil States International, Inc.(1)(2)	8,562	529,988
Patterson-UTI Energy, Inc.(1)	11,489	373,737
Superior Energy Services, Inc.(1)	16,052	527,629
Unit Corp.(1)(2)	7,055	413,776
		3,083,992
Food and Staples Retailing — 0.4%
Rite Aid Corp.(1)(2)	85,299	412,847
Sysco Corp.	2,147	81,479
		494,326
Food Products — 3.6%
Archer-Daniels-Midland Co.(1)	11,877	606,915
Bunge Ltd.	6,351	534,945
Ingredion, Inc.(1)	7,407	561,376
Kellogg Co.(1)	8,964	552,182
Pilgrim's Pride Corp.(1)(2)	22,890	699,518
Sanderson Farms, Inc.	6,184	543,883
Tyson Foods, Inc., Class A(1)	15,105	594,684
		4,093,503
Gas Utilities — 0.5%
New Jersey Resources Corp.(1)	10,850	548,034
Health Care Equipment and Supplies — 2.2%
Becton Dickinson and Co.(1)	4,551	517,949
C.R. Bard, Inc.(1)	3,031	432,554
DexCom, Inc.(2)	3,354	134,127
Hill-Rom Holdings, Inc.(1)	8,385	347,391
Hologic, Inc.(1)(2)	16,003	389,353
St. Jude Medical, Inc.	4,333	260,543
Thoratec Corp.(1)(2)	16,644	444,894
		2,526,811
Health Care Providers and Services — 2.8%
Aetna, Inc.(1)	6,996	566,676
Cardinal Health, Inc.(1)	7,916	593,067

Centene Corp.(1)(2)	8,301	686,576
Health Net, Inc.(1)(2)	13,381	616,998
Mednax, Inc.(1)(2)	10,104	553,901
VCA, Inc.(1)(2)	3,840	151,027
		3,168,245
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(1)(2)	38,325	514,130
Hotels, Restaurants and Leisure — 3.2%
Buffalo Wild Wings, Inc.(1)(2)	3,699	496,665
Cheesecake Factory, Inc. (The)(1)	12,103	550,687
Choice Hotels International, Inc.	8,121	422,292
Cracker Barrel Old Country Store, Inc.	3,758	387,788
Royal Caribbean Cruises Ltd.(1)	9,874	664,421
SeaWorld Entertainment, Inc.(1)	28,936	556,439
Wyndham Worldwide Corp.(1)	7,374	599,211
		3,677,503
Household Durables — 1.7%
Garmin Ltd.	1,790	93,062
Harman International Industries, Inc.	5,141	504,024
Newell Rubbermaid, Inc.(1)	16,571	570,208
NVR, Inc.(1)(2)	513	579,700
PulteGroup, Inc.(1)	7,131	125,934
Whirlpool Corp.(1)	831	121,035
		1,993,963
Household Products — 1.3%
Clorox Co.	2,872	275,827
Energizer Holdings, Inc.	4,945	609,273
Kimberly-Clark Corp.(1)	5,250	564,743
		1,449,843
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.(1)(2)	24,554	532,822
Industrial Conglomerates — 0.3%
Danaher Corp.(1)	4,979	378,304
Insurance — 2.5%
Allstate Corp. (The)	7,937	487,094
American International Group, Inc.(1)	9,800	529,396
Amtrust Financial Services, Inc.(1)	13,786	548,958
Aspen Insurance Holdings Ltd.(1)	5,735	245,286
Hanover Insurance Group, Inc. (The)(1)	9,099	558,861
RenaissanceRe Holdings Ltd.(1)	5,546	554,544
		2,924,139
Internet and Catalog Retail — 1.5%
Expedia, Inc.(1)	7,133	624,994
HomeAway, Inc.(1)(2)	12,312	437,076
HSN, Inc.(1)	9,863	605,292
		1,667,362
Internet Software and Services — 1.2%
Conversant, Inc.(1)(2)	22,313	764,220
VeriSign, Inc.(1)(2)	10,353	570,658
		1,334,878

IT Services — 1.8%
Amdocs Ltd.(1)	5,212	239,126
Computer Sciences Corp.(1)	8,791	537,570
DST Systems, Inc.	1,342	112,621
Jack Henry & Associates, Inc.(1)	8,527	474,613
Syntel, Inc.(2)	2,392	210,352
Teradata Corp.(1)(2)	12,813	537,121
		2,111,403
Life Sciences Tools and Services — 1.4%
Bio-Rad Laboratories, Inc., Class A(2)	4,201	476,393
Bruker Corp.(1)(2)	27,112	501,979
Charles River Laboratories International, Inc.(2)	4,448	265,724
Covance, Inc.(2)	3,163	248,928
PerkinElmer, Inc.	3,594	156,698
		1,649,722
Machinery — 3.6%
Caterpillar, Inc.(1)	5,292	524,067
Dover Corp.	3,917	314,653
Joy Global, Inc.(1)	9,408	513,112
Lincoln Electric Holdings, Inc.(1)	752	51,990
Oshkosh Corp.(1)	10,089	445,429
Parker-Hannifin Corp.	4,720	538,788
Rexnord Corp.(1)(2)	19,262	548,004
Snap-On, Inc.	3,887	470,638
Stanley Black & Decker, Inc.	5,670	503,439
Valmont Industries, Inc.	1,396	188,362
		4,098,482
Marine — 0.5%
Matson, Inc.(1)	22,072	552,462
Media — 1.8%
Cablevision Systems Corp., Class A(1)	30,347	531,376
John Wiley & Sons, Inc., Class A(1)	9,501	533,101
New York Times Co. (The), Class A(1)	42,994	482,393
News Corp., Class A(1)(2)	32,297	528,056
		2,074,926
Metals and Mining — 1.2%
Commercial Metals Co.(1)	29,438	502,507
Reliance Steel & Aluminum Co.	1,608	109,987
Steel Dynamics, Inc.	8,377	189,404
United States Steel Corp.(1)	14,842	581,361
		1,383,259
Multi-Utilities — 1.0%
Vectren Corp.(1)	14,425	575,557
Wisconsin Energy Corp.(1)	12,074	519,182
		1,094,739
Multiline Retail — 1.0%
Dillard's, Inc., Class A(1)	5,089	554,599
Macy's, Inc.(1)	9,594	558,179
		1,112,778

Oil, Gas and Consumable Fuels — 3.0%
Anadarko Petroleum Corp.(1)	4,886	495,636
Chesapeake Energy Corp.(1)	21,710	499,113
Denbury Resources, Inc.(1)	14,441	217,048
EOG Resources, Inc.(1)	5,033	498,368
Kosmos Energy Ltd.(1)(2)	58,905	586,694
Occidental Petroleum Corp.	792	76,151
Southwestern Energy Co.(2)	14,672	512,786
Valero Energy Corp.(1)	11,226	519,427
		3,405,223
Paper and Forest Products — 0.2%
International Paper Co.	5,201	248,296
Personal Products — 0.4%
Avon Products, Inc.(1)	35,997	453,562
Pharmaceuticals — 1.7%
AbbVie, Inc.	5,663	327,095
Johnson & Johnson(1)	5,382	573,667
Merck & Co., Inc.(1)	9,315	552,193
Pfizer, Inc.(1)	16,094	475,900
		1,928,855
Professional Services — 0.4%
Manpowergroup, Inc.(1)	7,092	497,149
Real Estate Investment Trusts (REITs) — 3.3%
Apartment Investment & Management Co., Class A	3,200	101,824
Equity Lifestyle Properties, Inc.(1)	12,643	535,557
Geo Group, Inc. (The)	8,935	341,496
Host Hotels & Resorts, Inc.(1)	25,463	543,126
LaSalle Hotel Properties(1)	6,684	228,860
Pebblebrook Hotel Trust(1)	14,490	541,057
Potlatch Corp.(1)	13,331	536,039
PS Business Parks, Inc.	6,219	473,515
Ryman Hospitality Properties, Inc.(1)	11,340	536,382
		3,837,856
Real Estate Management and Development — 1.6%
Altisource Portfolio Solutions SA(2)	6,206	625,565
CBRE Group, Inc.(1)(2)	17,572	522,591
Jones Lang LaSalle, Inc.	4,251	537,072
St. Joe Co. (The)(1)(2)	7,726	153,979
		1,839,207
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom Corp., Class A	5,562	224,816
Fairchild Semiconductor International, Inc.(1)(2)	33,094	513,950
Freescale Semiconductor Ltd.(1)(2)	13,222	258,226
KLA-Tencor Corp.(1)	3,420	269,428
Microsemi Corp.(1)(2)	2,610	66,320
ON Semiconductor Corp.(1)(2)	36,761	328,643
Semtech Corp.(1)(2)	19,836	538,547
		2,199,930

Software — 2.7%
Aspen Technology, Inc.(1)(2)	3,207	120,968
Cadence Design Systems, Inc.(1)(2)	31,575	543,406
Informatica Corp.(2)	4,460	152,710
Mentor Graphics Corp.(1)	19,734	404,448
Oracle Corp.(1)	2,502	95,777
PTC, Inc.(1)(2)	12,031	443,944
Rovi Corp.(1)(2)	9,095	179,581
Symantec Corp.(1)	23,193	545,267
Synopsys, Inc.(1)(2)	13,779	546,957
Verint Systems, Inc.(1)(2)	1,368	76,075
		3,109,133
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A	13,322	484,122
Best Buy Co., Inc.(1)	9,751	327,536
Buckle, Inc. (The)(1)	10,973	498,064
Foot Locker, Inc.(1)	9,536	530,678
GameStop Corp., Class A(1)	14,369	592,003
Guess?, Inc.(1)	23,397	514,032
PetSmart, Inc.(1)	8,757	613,778
		3,560,213
Technology Hardware, Storage and Peripherals — 0.9%
Hewlett-Packard Co.	3,214	114,001
NetApp, Inc.(1)	11,442	491,548
SanDisk Corp.	3,797	371,916
Western Digital Corp.	1,157	112,599
		1,090,064
Textiles, Apparel and Luxury Goods — 2.3%
Columbia Sportswear Co.(1)	14,540	520,241
Deckers Outdoor Corp.(1)(2)	6,576	639,055
Hanesbrands, Inc.(1)	5,413	581,573
Iconix Brand Group, Inc.(1)(2)	12,935	477,819
Steven Madden Ltd.(2)	13,738	442,776
		2,661,464
Thrifts and Mortgage Finance — 0.5%
EverBank Financial Corp.(1)	29,674	524,043
Trading Companies and Distributors — 0.7%
Watsco, Inc.	4,199	361,870
WESCO International, Inc.(2)	5,348	418,534
		780,404
TOTAL COMMON STOCKS (Cost $93,529,198)		101,076,233
TEMPORARY CASH INVESTMENTS — 5.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $896,997), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $879,019)		879,019
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $717,860), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $703,215)		703,215
SSgA U.S. Government Money Market Fund, Class N	4,332,803	4,332,803
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,915,037)		5,915,037
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 93.3% (Cost $99,444,235)		106,991,270

COMMON STOCKS SOLD SHORT — (88.1)%
Aerospace and Defense — (2.5)%
B/E Aerospace, Inc.	(6,338)	(532,012)
DigitalGlobe, Inc.	(19,976)	(569,316)
Precision Castparts Corp.	(1,300)	(307,944)
Rockwell Collins, Inc.	(6,869)	(539,217)
TransDigm Group, Inc.	(2,150)	(396,309)
Triumph Group, Inc.	(8,317)	(541,021)
		(2,885,819)
Air Freight and Logistics — (1.0)%
CH Robinson Worldwide, Inc.	(9,033)	(599,068)
UTi Worldwide, Inc.	(55,866)	(593,856)
		(1,192,924)
Airlines — (1.0)%
Allegiant Travel Co.	(4,400)	(544,104)
Spirit Airlines, Inc.	(8,621)	(596,056)
		(1,140,160)
Automobiles — (0.5)%
Thor Industries, Inc.	(10,284)	(529,626)
Banks — (1.5)%
BankUnited, Inc.	(13,659)	(416,463)
City National Corp.	(5,127)	(387,960)
Cullen/Frost Bankers, Inc.	(2,647)	(202,522)
FirstMerit Corp.	(4,650)	(81,840)
Investors Bancorp, Inc.	(10,557)	(106,942)
M&T Bank Corp.	(3,836)	(472,941)
		(1,668,668)
Beverages — (1.3)%
Boston Beer Co., Inc. (The), Class A	(1,946)	(431,545)
Brown-Forman Corp., Class B	(5,357)	(483,309)
Constellation Brands, Inc., Class A	(6,170)	(537,777)
		(1,452,631)
Biotechnology — (1.0)%
ACADIA Pharmaceuticals, Inc.	(9,322)	(230,813)
BioMarin Pharmaceutical, Inc.	(2,821)	(203,563)
Cepheid, Inc.	(6,187)	(272,414)
Intercept Pharmaceuticals, Inc.	(772)	(182,725)
Synageva BioPharma Corp.	(3,789)	(260,607)
		(1,150,122)
Building Products — (1.0)%
Armstrong World Industries, Inc.	(10,394)	(582,064)
Fortune Brands Home & Security, Inc.	(13,574)	(558,027)
		(1,140,091)
Capital Markets — (2.9)%
Bank of New York Mellon Corp. (The)	(14,468)	(560,346)
Charles Schwab Corp. (The)	(19,703)	(579,071)
Eaton Vance Corp.	(10,530)	(397,297)
Invesco Ltd.	(3,202)	(126,415)
LPL Financial Holdings, Inc.	(11,766)	(541,824)

Northern Trust Corp.	(7,036)	(478,659)
State Street Corp.	(8,236)	(606,252)
		(3,289,864)
Chemicals — (2.9)%
Agrium, Inc.	(5,908)	(525,812)
Air Products & Chemicals, Inc.	(3,005)	(391,191)
Ecolab, Inc.	(4,833)	(554,973)
FMC Corp.	(5,488)	(313,859)
HB Fuller Co.	(12,416)	(492,915)
Mosaic Co. (The)	(11,963)	(531,277)
WR Grace & Co.	(5,974)	(543,276)
		(3,353,303)
Commercial Services and Supplies — (1.9)%
Clean Harbors, Inc.	(6,149)	(331,554)
Copart, Inc.	(12,943)	(405,310)
Covanta Holding Corp.	(26,178)	(555,497)
Interface, Inc.	(34,422)	(555,571)
Stericycle, Inc.	(2,506)	(292,100)
		(2,140,032)
Communications Equipment — (0.6)%
InterDigital, Inc.	(4,943)	(196,830)
ViaSat, Inc.	(9,913)	(546,405)
		(743,235)
Construction and Engineering — (1.8)%
Chicago Bridge & Iron Co. NV	(5,175)	(299,374)
Granite Construction, Inc.	(16,786)	(533,962)
KBR, Inc.	(26,296)	(495,154)
MasTec, Inc.	(8,759)	(268,200)
Quanta Services, Inc.	(13,482)	(489,262)
		(2,085,952)
Consumer Finance — (0.5)%
American Express Co.	(4,658)	(407,761)
Capital One Financial Corp.	(927)	(75,662)
Discover Financial Services	(1,611)	(103,732)
		(587,155)
Containers and Packaging — (0.9)%
Greif, Inc., Class A	(11,453)	(501,756)
Sealed Air Corp.	(16,395)	(571,858)
		(1,073,614)
Distributors — (0.5)%
Pool Corp.	(9,757)	(526,097)
Diversified Consumer Services — (0.5)%
Service Corp. International/US	(26,496)	(560,125)
Diversified Financial Services — (1.2)%
CME Group, Inc.	(4,032)	(322,379)
Intercontinental Exchange, Inc.	(2,939)	(573,252)
Leucadia National Corp.	(21,649)	(516,112)
		(1,411,743)

Electric Utilities — (0.9)%
ALLETE, Inc.	(11,217)	(497,923)
ITC Holdings Corp.	(8,862)	(315,753)
PPL Corp.	(8,223)	(270,043)
		(1,083,719)
Electrical Equipment — (0.6)%
Franklin Electric Co., Inc.	(15,106)	(524,783)
Hubbell, Inc., Class B	(946)	(114,021)
		(638,804)
Electronic Equipment, Instruments and Components — (2.5)%
Amphenol Corp., Class A	(5,686)	(567,804)
AVX Corp.	(42,475)	(564,068)
Belden, Inc.	(6,057)	(387,769)
Ingram Micro, Inc., Class A	(19,318)	(498,597)
SYNNEX Corp.	(8,328)	(538,239)
Tech Data Corp.	(5,910)	(347,863)
		(2,904,340)
Energy Equipment and Services — (2.7)%
Atwood Oceanics, Inc.	(10,526)	(459,881)
Bristow Group, Inc.	(7,746)	(520,531)
Dresser-Rand Group, Inc.	(9,354)	(769,460)
Rowan Cos. plc	(20,256)	(512,680)
Seadrill Ltd.	(14,207)	(380,179)
Tidewater, Inc.	(11,629)	(453,880)
		(3,096,611)
Food and Staples Retailing — (1.8)%
Casey's General Stores, Inc.	(5,951)	(426,687)
Costco Wholesale Corp.	(4,470)	(560,181)
Pricesmart, Inc.	(6,194)	(530,454)
United Natural Foods, Inc.	(9,381)	(576,556)
		(2,093,878)
Food Products — (2.5)%
Darling Ingredients, Inc.	(29,110)	(533,295)
Flowers Foods, Inc.	(11,711)	(215,014)
Hain Celestial Group, Inc. (The)	(6,382)	(653,198)
Mead Johnson Nutrition Co.	(5,945)	(572,028)
Post Holdings, Inc.	(9,171)	(304,294)
WhiteWave Foods Co., Class A	(15,064)	(547,275)
		(2,825,104)
Gas Utilities — (1.5)%
Piedmont Natural Gas Co., Inc.	(15,922)	(533,865)
South Jersey Industries, Inc.	(10,283)	(548,701)
WGL Holdings, Inc.	(14,202)	(598,188)
		(1,680,754)
Health Care Equipment and Supplies — (1.5)%
Abbott Laboratories	(13,441)	(559,011)
Cooper Cos., Inc. (The)	(3,629)	(565,217)
Sirona Dental Systems, Inc.	(7,089)	(543,584)
		(1,667,812)

Health Care Providers and Services — (4.1)%
Acadia Healthcare Co., Inc.	(11,026)	(534,761)
Air Methods Corp.	(9,434)	(524,059)
AmerisourceBergen Corp.	(7,600)	(587,480)
Henry Schein, Inc.	(4,148)	(483,117)
MWI Veterinary Supply, Inc.	(3,913)	(580,689)
Owens & Minor, Inc.	(16,920)	(553,961)
Quest Diagnostics, Inc.	(4,450)	(270,026)
Tenet Healthcare Corp.	(12,197)	(724,380)
WellCare Health Plans, Inc.	(8,110)	(489,357)
		(4,747,830)
Hotels, Restaurants and Leisure — (2.1)%
BJ's Restaurants, Inc.	(6,179)	(222,382)
Bob Evans Farms, Inc.	(12,630)	(597,904)
Life Time Fitness, Inc.	(10,063)	(507,578)
Norwegian Cruise Line Holdings Ltd.	(16,224)	(584,388)
Starbucks Corp.	(7,336)	(553,575)
		(2,465,827)
Household Durables — (2.0)%
D.R. Horton, Inc.	(14,832)	(304,353)
Jarden Corp.	(2,342)	(140,778)
Lennar Corp., Class A	(14,912)	(579,033)
M.D.C. Holdings, Inc.	(20,535)	(519,946)
Ryland Group, Inc.	(11,217)	(372,853)
Standard Pacific Corp.	(35,550)	(266,269)
Toll Brothers, Inc.	(4,420)	(137,727)
		(2,320,959)
Insurance — (3.9)%
Arthur J Gallagher & Co.	(12,318)	(558,744)
CNO Financial Group, Inc.	(32,032)	(543,263)
First American Financial Corp.	(8,687)	(235,591)
Loews Corp.	(13,036)	(543,080)
Marsh & McLennan Cos., Inc.	(10,484)	(548,733)
Platinum Underwriters Holdings Ltd.	(6,744)	(410,507)
ProAssurance Corp.	(12,214)	(538,271)
RLI Corp.	(11,793)	(510,519)
Validus Holdings Ltd.	(2,082)	(81,490)
White Mountains Insurance Group Ltd.	(878)	(553,201)
		(4,523,399)
Internet Software and Services — (1.2)%
Cornerstone OnDemand, Inc.	(1,845)	(63,486)
Dealertrack Technologies, Inc.	(14,503)	(629,575)
Equinix, Inc.	(1,070)	(227,354)
Pandora Media, Inc.	(20,818)	(502,963)
		(1,423,378)
IT Services — (3.0)%
Alliance Data Systems Corp.	(2,124)	(527,325)
Automatic Data Processing, Inc.	(4,446)	(369,374)
CoreLogic, Inc.	(20,429)	(553,013)

FleetCor Technologies, Inc.	(4,365)	(620,354)
Leidos Holdings, Inc.	(14,039)	(481,959)
Total System Services, Inc.	(7,906)	(244,770)
WEX, Inc.	(5,735)	(632,685)
		(3,429,480)
Leisure Products — (0.3)%
Polaris Industries, Inc.	(2,326)	(348,412)
Life Sciences Tools and Services — (0.2)%
Techne Corp.	(2,848)	(266,430)
Machinery — (2.5)%
Chart Industries, Inc.	(8,265)	(505,240)
CLARCOR, Inc.	(9,192)	(579,831)
Flowserve Corp.	(7,479)	(527,419)
ITT Corp.	(11,294)	(507,552)
Middleby Corp. (The)	(4,284)	(377,549)
Nordson Corp.	(4,513)	(343,304)
		(2,840,895)
Media — (3.3)%
AMC Networks, Inc., Class A	(8,859)	(517,543)
Charter Communications, Inc., Class A	(657)	(99,450)
Cinemark Holdings, Inc.	(14,542)	(495,010)
DISH Network Corp., Class A	(7,261)	(468,915)
DreamWorks Animation SKG, Inc., Class A	(24,202)	(659,988)
Loral Space & Communications, Inc.	(7,248)	(520,479)
Tribune Media Co.	(6,075)	(399,735)
Twenty-First Century Fox, Inc.	(16,599)	(569,180)
		(3,730,300)
Metals and Mining — (2.1)%
Allegheny Technologies, Inc.	(14,582)	(540,992)
Carpenter Technology Corp.	(8,093)	(365,399)
Goldcorp, Inc.	(22,156)	(510,253)
Nucor Corp.	(9,982)	(541,823)
Tahoe Resources, Inc.	(21,995)	(446,498)
		(2,404,965)
Multi-Utilities — (1.4)%
Dominion Resources, Inc.	(8,149)	(563,015)
MDU Resources Group, Inc.	(8,347)	(232,130)
NiSource, Inc.	(14,789)	(606,053)
Sempra Energy	(1,416)	(149,218)
		(1,550,416)
Multiline Retail — (0.6)%
Family Dollar Stores, Inc.	(9,057)	(699,563)
Oil, Gas and Consumable Fuels — (4.4)%
Athlon Energy, Inc.	(7,793)	(453,786)
CONSOL Energy, Inc.	(14,140)	(535,340)
Continental Resources, Inc.	(6,858)	(455,920)
Diamondback Energy, Inc.	(7,364)	(550,680)
Enbridge, Inc.	(10,870)	(520,456)
Energen Corp.	(5,380)	(388,651)

GasLog Ltd.	(9,106)	(200,423)
Gulfport Energy Corp.	(6,397)	(341,600)
Noble Energy, Inc.	(7,464)	(510,239)
QEP Resources, Inc.	(13,893)	(427,626)
Spectra Energy Corp.	(1,641)	(64,426)
Williams Cos., Inc. (The)	(11,413)	(631,710)
		(5,080,857)
Paper and Forest Products — (0.5)%
Louisiana-Pacific Corp.	(39,166)	(532,266)
Pharmaceuticals — (1.9)%
Endo International plc	(8,064)	(551,094)
Mallinckrodt plc	(6,383)	(575,428)
Pacira Pharmaceuticals, Inc.	(3,586)	(347,555)
Perrigo Co. plc	(3,633)	(545,640)
Valeant Pharmaceuticals International, Inc.	(1,191)	(156,259)
		(2,175,976)
Professional Services — (0.5)%
Advisory Board Co. (The)	(11,563)	(538,720)
Real Estate Investment Trusts (REITs) — (1.8)%
Essex Property Trust, Inc.	(3,002)	(536,608)
Healthcare Trust of America, Inc., Class A	(37,630)	(436,508)
Iron Mountain, Inc.	(2,905)	(94,848)
Plum Creek Timber Co., Inc.	(12,028)	(469,212)
WP Carey, Inc.	(7,905)	(504,102)
		(2,041,278)
Real Estate Management and Development — (1.4)%
Alexander & Baldwin, Inc.	(14,497)	(521,457)
Howard Hughes Corp. (The)	(3,490)	(523,500)
Kennedy-Wilson Holdings, Inc.	(23,347)	(559,394)
		(1,604,351)
Road and Rail — (1.0)%
JB Hunt Transport Services, Inc.	(7,224)	(534,937)
Kansas City Southern	(5,098)	(617,878)
		(1,152,815)
Semiconductors and Semiconductor Equipment — (0.5)%
SunEdison, Inc.	(12,306)	(232,337)
SunPower Corp.	(10,850)	(367,598)
		(599,935)
Software — (1.4)%
CommVault Systems, Inc.	(7,113)	(358,496)
Concur Technologies, Inc.	(5,999)	(760,793)
Solera Holdings, Inc.	(9,331)	(525,895)
		(1,645,184)
Specialty Retail — (4.6)%
American Eagle Outfitters, Inc.	(49,375)	(716,925)
Cabela's, Inc.	(9,365)	(551,599)
CarMax, Inc.	(11,690)	(543,000)
L Brands, Inc.	(9,495)	(635,975)
Lumber Liquidators Holdings, Inc.	(10,325)	(592,449)

Men's Wearhouse, Inc. (The)	(10,868)	(513,187)
Office Depot, Inc.	(27,966)	(143,745)
Penske Automotive Group, Inc.	(12,190)	(494,792)
Rent-A-Center, Inc.	(14,960)	(454,036)
Restoration Hardware Holdings, Inc.	(6,426)	(511,188)
Tiffany & Co.	(915)	(88,124)
		(5,245,020)
Technology Hardware, Storage and Peripherals — (1.0)%
NCR Corp.	(15,967)	(533,457)
Stratasys Ltd.	(5,237)	(632,525)
		(1,165,982)
Textiles, Apparel and Luxury Goods — (2.2)%
Carter's, Inc.	(7,665)	(594,191)
Kate Spade & Co.	(14,644)	(384,112)
NIKE, Inc., Class B	(6,516)	(581,227)
Ralph Lauren Corp.	(1,359)	(223,868)
Under Armour, Inc., Class A	(11,152)	(770,603)
		(2,554,001)
Thrifts and Mortgage Finance — (0.9)%
Capitol Federal Financial, Inc.	(38,826)	(458,923)
People's United Financial, Inc.	(36,963)	(534,855)
		(993,778)
Tobacco — (0.5)%
Universal Corp.	(12,149)	(539,294)
Trading Companies and Distributors — (0.9)%
Fastenal Co.	(12,080)	(542,392)
GATX Corp.	(8,085)	(471,921)
		(1,014,313)
Wireless Telecommunication Services — (0.4)%
United States Cellular Corp.	(12,626)	(447,970)
TOTAL COMMON STOCKS SOLD SHORT — (88.1)% (Proceeds $98,304,701)		(101,005,777)
OTHER ASSETS AND LIABILITIES(3) — 94.8%		108,625,205
TOTAL NET ASSETS — 100.0%		$114,610,698

NOTES TO SCHEDULE OF INVESTMENTS
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $66,232,816.

(2)	Non-income producing.
(3)	Amount relates primarily to deposits with brokers for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	101,076,233	—	—
Temporary Cash Investments	4,332,803	1,582,234	—
	105,409,036	1,582,234	—
Liabilities
Securities Sold Short
Common Stocks	(101,005,777)	—	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$99,452,277
Gross tax appreciation of investments	$10,749,246
Gross tax depreciation of investments	(3,210,253)
Net tax appreciation (depreciation) of investments	7,538,993
Net tax appreciation (depreciation) on securities sold short	(2,711,118)
Net tax appreciation (depreciation)	$4,827,875

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2014

Global Gold - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Australia — 2.9%
Newcrest Mining Ltd.(1)	1,271,213	11,742,263
Canada — 70.0%
Agnico-Eagle Mines Ltd.	390,166	11,283,965
Agnico-Eagle Mines Ltd. New York Shares	250,000	7,257,500
Alacer Gold Corp.	629,000	1,179,428
Alamos Gold, Inc.	359,800	2,868,891
Argonaut Gold, Inc.(1)	797,800	2,792,425
ATAC Resources Ltd.(1)	2,801,700	1,551,010
AuRico Gold, Inc.	768,531	2,683,116
B2Gold Corp.(1)	3,741,582	7,617,132
Barrick Gold Corp.	2,420,412	35,483,240
Continental Gold Ltd.(1)	621,000	1,608,018
Detour Gold Corp.(1)	521,901	4,091,514
Dundee Precious Metals, Inc.(1)	247,500	983,414
Eldorado Gold Corp.	1,477,600	9,961,052
First Majestic Silver Corp.(1)	198,700	1,548,865
Franco-Nevada Corp.	507,394	24,904,190
GoGold Resources, Inc.(1)	6,124,825	9,625,155
Gold Standard Ventures Corp.(1)	3,100,000	2,015,000
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $3,843,794)(1)(2)	5,918,108	3,857,510
Goldcorp, Inc.	2,119,776	48,870,589
Goldcorp, Inc. New York Shares	39,500	909,685
Guyana Goldfields, Inc.(1)	1,621,621	3,735,687
IAMGOLD Corp.(1)	341,519	945,318
Kinross Gold Corp.(1)	1,624,052	5,394,413
Kinross Gold Corp. New York Shares(1)	1,234,957	4,075,358
MAG Silver Corp.(1)	252,500	1,878,053
Nevsun Resources Ltd.	220,400	797,018
New Gold, Inc.(1)	2,323,100	11,761,219
OceanaGold Corp.(1)	322,300	664,773
Osisko Gold Royalties Ltd.(1)	316,690	4,009,701
Pan American Silver Corp.	96,870	1,064,753
Pan American Silver Corp. NASDAQ Shares	174,400	1,914,912
Premier Gold Mines Ltd.(1)	1,198,800	2,825,869
Pretium Resources, Inc.(1)	143,400	749,042
Primero Mining Corp.(1)	585,812	2,850,730
Roxgold, Inc.(1)	1,863,000	1,264,235
Sandstorm Gold Ltd.(1)	566,207	2,426,710
SEMAFO, Inc.(1)	845,300	2,973,777
Silver Wheaton Corp.	904,600	18,028,678
Tahoe Resources, Inc.(1)	276,000	5,616,358
Timmins Gold Corp.(1)	128,200	161,402
Torex Gold Resources, Inc.(1)	4,669,590	6,129,110
Virginia Mines, Inc.(1)	319,300	3,635,051

Yamana Gold, Inc.	1,794,222	10,765,813
Yamana Gold, Inc. New York Shares	789,081	4,734,486
		279,494,165
China — 0.5%
Zhaojin Mining Industry Co. Ltd.	840,000	465,173
Zijin Mining Group Co. Ltd., H Shares	6,218,000	1,513,490
		1,978,663
Hong Kong — 0.2%
G-Resources Group Ltd.(1)	24,249,000	615,215
Peru — 2.3%
Cia de Minas Buenaventura SA ADR	784,700	9,086,826
South Africa — 4.5%
AngloGold Ashanti Ltd.(1)	381,002	4,621,187
AngloGold Ashanti Ltd. ADR(1)	460,176	5,522,112
Gold Fields Ltd.	1,371,010	5,344,567
Harmony Gold Mining Co. Ltd.(1)	773,950	1,681,834
Sibanye Gold Ltd. ADR	106,800	905,664
		18,075,364
United Kingdom — 6.5%
Fresnillo plc	252,303	3,108,560
Randgold Resources Ltd. ADR	337,800	22,831,902
		25,940,462
United States — 11.5%
Coeur Mining, Inc.(1)	225,959	1,120,756
Hecla Mining Co.	604,275	1,498,602
McEwen Mining, Inc.(1)	749,100	1,468,236
Midway Gold Corp.(1)	2,747,569	2,857,472
Newmont Mining Corp.	902,514	20,802,948
Royal Gold, Inc.	276,521	17,957,274
		45,705,288
TOTAL COMMON STOCKS (Cost $326,970,622)		392,638,246
WARRANTS — 0.1%
Canada — 0.1%
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $—)(1)(2)(3)	2,959,054	475,583
Sandstorm Gold Ltd.(1)	115,000	87,281
TOTAL WARRANTS (Cost $—)		562,864
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $319,317), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $312,918)		312,918
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $255,547), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $250,334)		250,334
SSgA U.S. Government Money Market Fund, Class N	1,542,447	1,542,447
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,105,699)		2,105,699
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $329,076,321)		395,306,809
OTHER ASSETS AND LIABILITIES — 1.0%		3,815,585
TOTAL NET ASSETS — 100.0%		$399,122,394

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,333,093, which represented 1.1% of total net assets.

(3)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Foreign Common Stocks	112,765,363	234,167,595	—
Domestic Common Stocks	45,705,288	—	—
Warrants	—	562,864	—
Temporary Cash Investments	1,542,447	563,252	—
	160,013,098	235,293,711	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended September 30, 2014 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income($)	Ending Value ($)
Gold Standard Ventures Corp.(1)(2)(3)	4,658,836	—	—	—	—	(1)
Gold Standard Ventures Corp. (Warrants)(2)(3)	748,742	—	—	—	—	475,583
	5,407,578	—	—	—	—	475,583

(1)	Company was not an affiliate at September 30, 2014.

(2)	Non-income producing.

(3)	Restricted Security.

4. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$361,567,696
Gross tax appreciation of investments	$109,188,860
Gross tax depreciation of investments	(75,449,747)
Net tax appreciation (depreciation) of investments	$33,739,113

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
September 30, 2014

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 4.6%
Boeing Co. (The)	201,383	25,652,167
Honeywell International, Inc.	166,585	15,512,395
Lockheed Martin Corp.	133,078	24,323,997
Raytheon Co.	203,574	20,687,190
United Technologies Corp.	68,189	7,200,758
		93,376,507
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	234,601	23,058,932
Auto Components — 0.7%
Magna International, Inc.	152,854	14,507,373
Automobiles — 0.2%
Harley-Davidson, Inc.	62,717	3,650,129
Banks — 3.5%
Bank of America Corp.	229,854	3,919,011
Citigroup, Inc.	30,434	1,577,090
JPMorgan Chase & Co.	716,182	43,142,804
SunTrust Banks, Inc.	251,981	9,582,837
U.S. Bancorp	26,502	1,108,579
Wells Fargo & Co.	254,873	13,220,262
		72,550,583
Beverages — 1.1%
Coca-Cola Co. (The)	58,026	2,475,389
Dr Pepper Snapple Group, Inc.	305,281	19,632,621
PepsiCo, Inc.	9,659	899,157
		23,007,167
Biotechnology — 1.7%
Amgen, Inc.	196,694	27,627,639
Biogen Idec, Inc.(1)	24,271	8,029,090
		35,656,729
Capital Markets — 2.4%
Janus Capital Group, Inc.	1,315,293	19,124,360
Morgan Stanley	350,026	12,100,399
T. Rowe Price Group, Inc.	223,649	17,534,081
Waddell & Reed Financial, Inc., Class A	7,210	372,685
		49,131,525
Chemicals — 2.4%
Dow Chemical Co. (The)	435,810	22,853,876
E.I. du Pont de Nemours & Co.	379,433	27,228,112
		50,081,988
Commercial Services and Supplies — 1.2%
Pitney Bowes, Inc.	625,452	15,630,045
Steelcase, Inc., Class A	513,268	8,309,809
		23,939,854

Communications Equipment — 3.3%
Cisco Systems, Inc.	1,284,824	32,339,020
Harris Corp.	85,586	5,682,910
QUALCOMM, Inc.	395,849	29,597,630
		67,619,560
Containers and Packaging — 0.4%
Sonoco Products Co.	186,058	7,310,219
Diversified Consumer Services — 0.9%
DeVry Education Group, Inc.	85,744	3,670,701
H&R Block, Inc.	501,924	15,564,663
		19,235,364
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	11,747,426
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	1,055,140	37,183,134
BCE, Inc.	226,848	9,700,020
Verizon Communications, Inc.	727,511	36,368,275
		83,251,429
Electric Utilities — 0.9%
Entergy Corp.	229,492	17,746,616
Electrical Equipment — 1.0%
Emerson Electric Co.	319,084	19,968,277
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	889,792	17,208,577
TE Connectivity Ltd.	51,346	2,838,921
		20,047,498
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.	83,019	5,401,216
Ensco plc, Class A	372,282	15,378,970
National Oilwell Varco, Inc.	241,970	18,413,917
Noble Corp. plc	442,896	9,841,149
Schlumberger Ltd.	28,951	2,944,027
		51,979,279
Food and Staples Retailing — 0.7%
Sysco Corp.	405,826	15,401,097
Food Products — 2.5%
Archer-Daniels-Midland Co.	431,561	22,052,767
ConAgra Foods, Inc.	363,791	12,019,655
Kellogg Co.	275,972	16,999,875
		51,072,297
Health Care Equipment and Supplies — 2.9%
Becton Dickinson and Co.	157,130	17,882,965
Medtronic, Inc.	401,222	24,855,703
St. Jude Medical, Inc.	285,198	17,148,956
		59,887,624
Health Care Providers and Services — 1.9%
Aetna, Inc.	235,835	19,102,635
Cardinal Health, Inc.	259,100	19,411,772
		38,514,407

Hotels, Restaurants and Leisure — 1.5%
Las Vegas Sands Corp.	244,539	15,212,771
McDonald's Corp.	123,201	11,680,687
Yum! Brands, Inc.	51,090	3,677,458
		30,570,916
Household Durables — 1.2%
Garmin Ltd.	346,463	18,012,611
Newell Rubbermaid, Inc.	167,170	5,752,320
		23,764,931
Household Products — 1.5%
Kimberly-Clark Corp.	187,103	20,126,669
Procter & Gamble Co. (The)	123,543	10,345,491
		30,472,160
Industrial Conglomerates — 3.5%
3M Co.	186,482	26,420,770
General Electric Co.	1,751,039	44,861,619
		71,282,389
Insurance — 2.8%
Allstate Corp. (The)	306,475	18,808,371
American International Group, Inc.	446,841	24,138,351
Old Republic International Corp.	1,011,819	14,448,775
		57,395,497
Internet Software and Services — 1.0%
Google, Inc., Class A(1)	16,854	9,917,062
Google, Inc., Class C(1)	16,854	9,730,826
		19,647,888
IT Services — 1.8%
International Business Machines Corp.	190,565	36,174,954
Machinery — 2.8%
Caterpillar, Inc.	241,926	23,957,932
Parker-Hannifin Corp.	149,772	17,096,474
Stanley Black & Decker, Inc.	187,057	16,608,791
		57,663,197
Media — 1.1%
Comcast Corp., Class A	39,633	2,131,463
Time Warner, Inc.	246,737	18,557,090
Walt Disney Co. (The)	14,651	1,304,378
		21,992,931
Multi-Utilities — 2.2%
Consolidated Edison, Inc.	257,171	14,571,309
Vectren Corp.	378,119	15,086,948
Wisconsin Energy Corp.	373,922	16,078,646
		45,736,903
Multiline Retail — 0.8%
Macy's, Inc.	285,015	16,582,173
Oil, Gas and Consumable Fuels — 6.9%
Chevron Corp.	99,221	11,839,050
ConocoPhillips	348,557	26,671,582
Exxon Mobil Corp.	654,466	61,552,527

Occidental Petroleum Corp.	248,505	23,893,756
Valero Energy Corp.	387,242	17,917,687
		141,874,602
Paper and Forest Products — 0.8%
International Paper Co.	352,158	16,812,023
Pharmaceuticals — 7.6%
AbbVie, Inc.	480,754	27,768,351
Eli Lilly & Co.	40,342	2,616,179
Johnson & Johnson	477,118	50,856,007
Merck & Co., Inc.	640,893	37,992,137
Pfizer, Inc.	1,268,600	37,512,502
		156,745,176
Real Estate Investment Trusts (REITs) — 3.1%
HCP, Inc.	442,189	17,559,325
Hospitality Properties Trust	545,077	14,635,317
National Retail Properties, Inc.	70,161	2,425,466
Rayonier, Inc.	416,744	12,977,408
Senior Housing Properties Trust	727,452	15,218,296
		62,815,812
Semiconductors and Semiconductor Equipment — 4.6%
Intel Corp.	1,014,129	35,311,972
Marvell Technology Group Ltd.	777,974	10,487,089
Maxim Integrated Products, Inc.	322,801	9,761,502
Texas Instruments, Inc.	455,307	21,713,591
Xilinx, Inc.	386,657	16,374,924
		93,649,078
Software — 5.8%
CA, Inc.	287,397	8,029,872
Compuware Corp.	1,617,714	17,163,946
Microsoft Corp.	1,248,421	57,876,798
Oracle Corp.	496,034	18,988,181
Symantec Corp.	695,533	16,351,981
		118,410,778
Specialty Retail — 1.7%
Best Buy Co., Inc.	147,890	4,967,625
GameStop Corp., Class A	319,201	13,151,081
Home Depot, Inc. (The)	4,574	419,619
Staples, Inc.	1,431,069	17,315,935
		35,854,260
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	554,532	55,869,099
Hewlett-Packard Co.	614,221	21,786,419
Lexmark International, Inc., Class A	240,942	10,240,035
Seagate Technology plc	340,365	19,492,703
Western Digital Corp.	87,681	8,533,115
		115,921,371
Thrifts and Mortgage Finance — 0.3%
EverBank Financial Corp.	21,336	376,794
New York Community Bancorp, Inc.	358,785	5,693,918
		6,070,712

Tobacco — 0.4%
Altria Group, Inc.	165,062	7,582,948
TOTAL COMMON STOCKS (Cost $1,542,773,177)		2,019,762,579
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $4,166,228), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $4,082,728)		4,082,728
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $3,334,204), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $3,266,183)		3,266,182
SSgA U.S. Government Money Market Fund, Class N	7,830,266	7,830,266
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,179,176)		15,179,176
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,557,952,353)		2,034,941,755
OTHER ASSETS AND LIABILITIES — 0.6%		12,419,963
TOTAL NET ASSETS — 100.0%		$2,047,361,718

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,019,762,579	—	—
Temporary Cash Investments	7,830,266	7,348,910	—
	2,027,592,845	7,348,910	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,561,007,672
Gross tax appreciation of investments	$503,440,916
Gross tax depreciation of investments	(29,506,833)
Net tax appreciation (depreciation) of investments	$473,934,083

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
September 30, 2014

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Australia — 5.8%
Australia & New Zealand Banking Group Ltd.	7,360	199,250
Bendigo and Adelaide Bank Ltd.	3,075	32,092
BHP Billiton Ltd.	1,733	51,392
Commonwealth Bank of Australia	355	23,402
Fortescue Metals Group Ltd.	19,921	60,697
Insurance Australia Group Ltd.	22,106	118,452
Mineral Resources Ltd.	13,886	105,774
National Australia Bank Ltd.	5,718	162,908
Telstra Corp. Ltd.	41,910	194,480
Westpac Banking Corp.	2,476	69,675
		1,018,122
Austria — 0.1%
Raiffeisen Bank International AG	715	15,551
Belgium — 0.3%
KBC Groep NV(1)	1,058	56,345
Brazil — 0.3%
Cielo SA	3,500	56,952
Denmark — 2.4%
AP Moeller - Maersk A/S, B Shares	87	206,667
Coloplast A/S, B Shares	1,395	116,929
Vestas Wind Systems A/S(1)	2,434	95,154
		418,750
France — 8.2%
AXA SA	1,008	24,839
Cie Generale des Etablissements Michelin, Class B	1,153	108,756
Credit Agricole SA	10,918	164,721
Faurecia	631	20,180
Metropole Television SA	8,727	140,980
Orange SA	12,012	180,620
Rallye SA	3,632	158,678
Sanofi	677	76,582
Technip SA	1,858	156,317
Total SA	3,342	217,176
Valeo SA	680	75,675
Vinci SA	2,117	123,012
		1,447,536
Germany — 8.9%
Allianz SE	991	160,653
BASF SE	2,004	183,838
Bayer AG	375	52,527
Continental AG	814	154,887
Deutsche Telekom AG	13,089	198,385

Duerr AG	428	31,262
E.ON AG	2,703	49,486
Muenchener Rueckversicherungs AG	564	111,520
Nordex SE(1)	2,480	45,748
OSRAM Licht AG(1)	1,553	57,855
ProSiebenSat.1 Media AG	4,569	182,071
RWE AG	2,708	105,535
Siemens AG	1,966	234,336
		1,568,103
Hong Kong — 3.1%
BOC Hong Kong Holdings Ltd.	13,000	41,437
Hang Seng Bank Ltd.	11,400	183,079
Link Real Estate Investment Trust (The)	39,000	224,763
Sands China Ltd.	15,600	81,366
SJM Holdings Ltd.	5,000	9,530
		540,175
Ireland — 0.4%
Smurfit Kappa Group plc	3,055	66,966
Israel — 1.2%
Bank Hapoalim BM	27,172	153,237
Teva Pharmaceutical Industries Ltd.	1,120	60,425
		213,662
Italy — 2.0%
ACEA SpA	4,133	50,166
ENI SpA	7,163	170,721
Exor SpA	826	32,071
Fiat SpA(1)	3,107	29,982
Mediaset SpA(1)	17,968	68,991
		351,931
Japan — 20.7%
Aeon Delight Co. Ltd.	6,100	148,447
Alps Electric Co. Ltd.	1,500	25,753
Asahi Kasei Corp.	19,000	154,252
Astellas Pharma, Inc.	5,000	74,447
Bridgestone Corp.	4,800	158,519
Canon Marketing Japan, Inc.	2,400	46,217
Canon, Inc.	5,400	175,799
Central Japan Railway Co.	900	121,573
Daifuku Co. Ltd.	700	8,227
Daito Trust Construction Co. Ltd.	700	82,685
FamilyMart Co. Ltd.	900	34,342
Fuji Heavy Industries Ltd.	6,900	228,123
FUJIFILM Holdings Corp.	6,100	187,436
Fukuoka Financial Group, Inc.	5,000	23,843
Gree, Inc.	2,100	14,322
Hoya Corp.	2,000	67,180
Japan Airlines Co. Ltd.	6,400	175,063
JGC Corp.	3,000	81,897
Kanamoto Co. Ltd.	1,800	66,469

Kao Corp.	5,000	194,962
KDDI Corp.	1,600	96,182
Lawson, Inc.	600	41,960
Mitsubishi Electric Corp.	16,000	213,066
Mitsubishi Motors Corp.	5,300	64,320
Mochida Pharmaceutical Co. Ltd.	600	40,483
Nippon Telegraph & Telephone Corp.	1,600	99,509
NTT Data Corp.	300	10,805
NTT DoCoMo, Inc.	1,900	31,711
Otsuka Holdings Co. Ltd.	1,100	37,912
PanaHome Corp.	9,000	62,530
Panasonic Corp.	17,900	212,907
Seiko Epson Corp.	1,000	48,051
Seven & I Holdings Co. Ltd.	1,800	69,817
Seven Bank Ltd.	35,500	144,687
Shin-Etsu Chemical Co. Ltd.	2,100	137,249
Sumitomo Forestry Co. Ltd.	2,100	22,594
Suzuki Motor Corp.	600	19,889
Taisei Corp.	7,000	39,508
TDK Corp.	2,900	161,824
Toyota Motor Corp.	400	23,571
		3,648,131
Netherlands — 2.7%
ING Groep NV CVA(1)	18,224	260,332
Koninklijke Ahold NV	12,589	203,845
		464,177
Norway — 1.9%
Marine Harvest ASA	13,945	195,129
Statoil ASA	3,503	95,525
TGS Nopec Geophysical Co. ASA	1,798	45,757
		336,411
Portugal — 1.0%
EDP - Energias de Portugal SA	40,288	175,810
Singapore — 1.8%
ComfortDelGro Corp. Ltd.	35,000	65,846
Jardine Cycle & Carriage Ltd.	1,000	33,637
Singapore Post Ltd.	127,000	178,698
United Overseas Bank Ltd.	2,000	35,118
		313,299
South Korea — 1.8%
AMOREPACIFIC Group	133	147,337
Samsung Electronics Co. Ltd.	76	85,273
SK Hynix, Inc.(1)	1,791	79,345
		311,955
Spain — 2.6%
Banco Santander SA	33,454	321,596
Fomento de Construcciones y Contratas SA(1)	1,165	22,425
Gas Natural SDG SA	1,808	53,230
Mapfre SA	17,356	61,468
		458,719

Sweden — 3.9%
Hennes & Mauritz AB, B Shares	3,892	161,537
Industrivarden AB, C Shares	2,470	43,163
Intrum Justitia AB	1,665	46,932
Investor AB, B Shares	5,833	206,289
Meda AB, A Shares	10,948	153,843
Telefonaktiebolaget LM Ericsson, B Shares	6,216	78,906
		690,670
Switzerland — 7.0%
Givaudan SA	32	51,216
Nestle SA	3,744	275,496
Novartis AG	1,313	123,983
Roche Holding AG	1,622	480,976
Schmolz + Bickenbach AG(1)	17,523	22,576
Sika AG	7	24,284
Swiss Reinsurance Co.	157	12,523
Zurich Financial Services AG	796	237,458
		1,228,512
United Kingdom — 19.9%
Amlin plc	6,014	42,313
Associated British Foods plc	150	6,515
AstraZeneca plc	4,257	306,519
Berendsen plc	7,363	116,978
BP plc	3,148	23,141
British American Tobacco plc	1,586	89,527
British Land Co. plc	8,691	98,978
British Sky Broadcasting Group plc	13,757	196,705
Britvic plc	5,391	58,381
BT Group plc	32,988	203,004
Catlin Group Ltd.	5,788	48,980
Centrica plc	31,831	158,834
Direct Line Insurance Group plc	40,221	191,831
GlaxoSmithKline plc	9,804	224,579
HSBC Holdings plc	18,085	183,563
IMI plc	1,784	35,573
Imperial Tobacco Group plc	5,455	235,588
Investec plc	9,518	80,237
Rio Tinto plc	3,176	156,085
Royal Dutch Shell plc, B Shares	9,576	378,323
Soco International plc	25,604	158,145
St. James's Place plc	4,334	51,290
Standard Chartered plc	2,157	39,881
Standard Life plc	28,570	191,935
TUI Travel plc	9,090	57,339
Vedanta Resources plc	10,311	166,906
		3,501,150
TOTAL COMMON STOCKS (Cost $16,072,399)		16,882,927

EXCHANGE-TRADED FUNDS — 3.0%
iShares MSCI EAFE ETF (Cost $547,547)	8,348	535,274
RIGHTS†
Italy†
Fiat SpA(1) (Cost $—)	3,107	—
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $24,842), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $24,344)		24,344
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $19,881), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $19,475)		19,475
SSgA U.S. Government Money Market Fund, Class N	119,995	119,995
TOTAL TEMPORARY CASH INVESTMENTS (Cost $163,814)		163,814
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $16,783,760)		17,582,015
OTHER ASSETS AND LIABILITIES — 0.1%		12,798
TOTAL NET ASSETS — 100.0%		$17,594,813

Market Sector Diversification
(as a % of net assets)
Financials	23.6%
Industrials	12.6%
Consumer Discretionary	12.3%
Health Care	9.8%
Consumer Staples	9.6%
Energy	7.0%
Materials	6.3%
Telecommunication Services	5.7%
Information Technology	5.7%
Utilities	3.4%
Exchange-Traded Funds	3.0%
Cash and Equivalents*	1.0%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	16,882,927	—
Exchange-Traded Funds	535,274	—	—
Rights	—	—	—
Temporary Cash Investments	119,995	43,819	—
	655,269	16,926,746	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,827,031
Gross tax appreciation of investments	$1,430,183
Gross tax depreciation of investments	(675,199)
Net tax appreciation (depreciation) of investments	$754,984

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
September 30, 2014

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.1%
Aerospace and Defense — 5.5%
Boeing Co. (The)(1)	38,587	4,915,212
Honeywell International, Inc.(1)	40,207	3,744,076
Lockheed Martin Corp.	23,939	4,375,571
Moog, Inc., Class A(2)	12,220	835,848
Northrop Grumman Corp.(1)	28,062	3,697,449
Raytheon Co.(1)	37,418	3,802,417
		21,370,573
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	23,617	2,321,315
Airlines — 0.9%
Southwest Airlines Co.(1)	104,275	3,521,367
Auto Components — 1.0%
Magna International, Inc.(1)	27,340	2,594,839
Tenneco, Inc.(2)	27,193	1,422,466
		4,017,305
Banks — 3.7%
Bank of America Corp.(1)	410,791	7,003,986
Citigroup, Inc.(1)	9,379	486,020
JPMorgan Chase & Co.(1)	37,237	2,243,157
KeyCorp(1)	133,358	1,777,662
SunTrust Banks, Inc.(1)	16,386	623,160
Wells Fargo & Co.(1)	44,116	2,288,297
		14,422,282
Beverages — 1.0%
Coca-Cola Co. (The)(1)	8,077	344,565
Dr Pepper Snapple Group, Inc.(1)	54,978	3,535,635
PepsiCo, Inc.(1)	995	92,625
		3,972,825
Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.(2)	1,303	216,063
Amgen, Inc.(1)	24,393	3,426,241
Biogen Idec, Inc.(1)(2)	8,022	2,653,758
Celgene Corp.(1)(2)	26,934	2,552,804
Gilead Sciences, Inc.(1)(2)	43,119	4,590,018
Myriad Genetics, Inc.(1)(2)	23,799	917,927
Regeneron Pharmaceuticals, Inc.(2)	2,234	805,402
United Therapeutics Corp.(1)(2)	8,067	1,037,820
		16,200,033
Capital Markets — 2.4%
Franklin Resources, Inc.(1)	60,357	3,296,096
Janus Capital Group, Inc.(1)	70,452	1,024,372
Morgan Stanley	55,317	1,912,308

SEI Investments Co.(1)	54,017	1,953,255
Waddell & Reed Financial, Inc., Class A	21,059	1,088,540
		9,274,571
Chemicals — 4.9%
Albemarle Corp.(1)	18,043	1,062,733
Ashland, Inc.	27,248	2,836,517
Cabot Corp.(1)	46,197	2,345,422
Dow Chemical Co. (The)(1)	89,576	4,697,365
E.I. du Pont de Nemours & Co.	9,692	695,498
Eastman Chemical Co.	26,425	2,137,518
Olin Corp.(1)	70,472	1,779,418
PPG Industries, Inc.(1)	18,888	3,716,025
		19,270,496
Commercial Services and Supplies — 1.5%
Deluxe Corp.(1)	42,160	2,325,546
Herman Miller, Inc.	27,853	831,412
Pitney Bowes, Inc.	83,119	2,077,144
Ritchie Bros Auctioneers, Inc.	35,519	795,270
		6,029,372
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.(1)	302,936	3,292,914
Cisco Systems, Inc.(1)	238,579	6,005,034
QUALCOMM, Inc.(1)	75,557	5,649,397
		14,947,345
Construction and Engineering — 0.6%
AECOM Technology Corp.(1)(2)	68,215	2,302,256
Consumer Finance — 1.4%
Cash America International, Inc.(1)	69,548	3,046,202
Credit Acceptance Corp.(2)	19,936	2,513,332
		5,559,534
Containers and Packaging — 1.3%
Ball Corp.(1)	41,058	2,597,740
Sonoco Products Co.(1)	65,276	2,564,694
		5,162,434
Diversified Consumer Services — 1.6%
Apollo Education Group, Inc., Class A(1)(2)	10,138	254,971
DeVry Education Group, Inc.(1)	66,725	2,856,497
H&R Block, Inc.(1)	98,196	3,045,058
		6,156,526
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)(2)	13,730	1,896,662
Voya Financial, Inc.	15,096	590,254
		2,486,916
Diversified Telecommunication Services — 0.7%
AT&T, Inc.(1)	32,865	1,158,162
Verizon Communications, Inc.(1)	33,816	1,690,462
		2,848,624
Electrical Equipment — 1.8%
Eaton Corp. plc	8,604	545,235

Emerson Electric Co.(1)	54,491	3,410,047
Rockwell Automation, Inc.(1)	28,712	3,154,875
		7,110,157
Electronic Equipment, Instruments and Components — 0.9%
Dolby Laboratories, Inc., Class A(2)	44,284	1,850,629
TE Connectivity Ltd.	32,594	1,802,122
		3,652,751
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.(1)	60,365	3,927,347
National Oilwell Varco, Inc.(1)	14,208	1,081,229
Schlumberger Ltd.(1)	38,510	3,916,082
Superior Energy Services, Inc.	19,396	637,546
		9,562,204
Food and Staples Retailing — 0.7%
Rite Aid Corp.(1)(2)	544,933	2,637,476
Food Products — 5.1%
Archer-Daniels-Midland Co.(1)	81,033	4,140,786
Bunge Ltd.	35,424	2,983,763
Ingredion, Inc.	5,352	405,628
Kellogg Co.(1)	52,131	3,211,270
Pilgrim's Pride Corp.(1)(2)	98,191	3,000,717
Sanderson Farms, Inc.	32,459	2,854,769
Tyson Foods, Inc., Class A(1)	85,189	3,353,891
		19,950,824
Gas Utilities — 0.7%
New Jersey Resources Corp.(1)	54,769	2,766,382
Health Care Equipment and Supplies — 4.3%
Becton Dickinson and Co.(1)	30,190	3,435,924
C.R. Bard, Inc.	12,571	1,794,007
DexCom, Inc.(2)	8,138	325,439
Hill-Rom Holdings, Inc.(1)	45,138	1,870,067
Medtronic, Inc.(1)	69,172	4,285,205
St. Jude Medical, Inc.(1)	52,797	3,174,684
Stryker Corp.(1)	21,540	1,739,355
		16,624,681
Health Care Providers and Services — 1.7%
Aetna, Inc.(1)	21,420	1,735,020
Cardinal Health, Inc.(1)	50,413	3,776,942
Centene Corp.(2)	7,107	587,820
Express Scripts Holding Co.(1)(2)	2,548	179,965
Health Net, Inc.(2)	4,248	195,875
		6,475,622
Hotels, Restaurants and Leisure — 2.4%
Las Vegas Sands Corp.(1)	46,918	2,918,769
Royal Caribbean Cruises Ltd.(1)	43,720	2,941,919
SeaWorld Entertainment, Inc.	30,884	593,899
Wyndham Worldwide Corp.	28,971	2,354,183
Yum! Brands, Inc.	9,943	715,697
		9,524,467

Household Durables — 1.7%
Newell Rubbermaid, Inc.(1)	94,584	3,254,636
NVR, Inc.(2)	966	1,091,599
PulteGroup, Inc.(1)	80,127	1,415,043
Whirlpool Corp.(1)	4,617	672,466
		6,433,744
Household Products — 2.3%
Energizer Holdings, Inc.(1)	28,726	3,539,330
Kimberly-Clark Corp.(1)	36,264	3,900,918
Procter & Gamble Co. (The)(1)	19,625	1,643,398
		9,083,646
Industrial Conglomerates — 1.8%
3M Co.(1)	6,403	907,177
Danaher Corp.(1)	48,575	3,690,728
General Electric Co.(1)	96,782	2,479,555
		7,077,460
Insurance — 3.5%
Allstate Corp. (The)	11,626	713,488
American International Group, Inc.(1)	87,270	4,714,325
Amtrust Financial Services, Inc.(1)	65,042	2,589,972
Aspen Insurance Holdings Ltd.(1)	41,175	1,761,055
Hanover Insurance Group, Inc. (The)(1)	19,518	1,198,795
RenaissanceRe Holdings Ltd.(1)	27,229	2,722,628
		13,700,263
Internet and Catalog Retail — 2.8%
Amazon.com, Inc.(2)	5,538	1,785,673
Expedia, Inc.(1)	40,415	3,541,162
HSN, Inc.(1)	44,961	2,759,256
Priceline Group, Inc. (The)(2)	2,586	2,996,088
		11,082,179
Internet Software and Services — 2.6%
Conversant, Inc.(2)	14,879	509,606
eBay, Inc.(1)(2)	64,324	3,642,668
Facebook, Inc., Class A(2)	9,229	729,460
Google, Inc., Class A(1)(2)	8,766	5,158,002
VeriSign, Inc.(2)	3,490	192,369
		10,232,105
IT Services — 2.5%
Amdocs Ltd.(1)	5,326	244,357
Computer Sciences Corp.	29,297	1,791,511
International Business Machines Corp.(1)	36,749	6,976,063
Teradata Corp.(2)	9,067	380,089
Xerox Corp.	14,328	189,559
		9,581,579
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	3,439	195,954
Bio-Rad Laboratories, Inc., Class A(2)	7,639	866,263
Bruker Corp.(2)	62,683	1,160,576
Charles River Laboratories International, Inc.(2)	16,950	1,012,593
		3,235,386

Machinery — 4.2%
Caterpillar, Inc.(1)	42,951	4,253,438
Dover Corp.	32,192	2,585,983
Joy Global, Inc.	15,790	861,187
Oshkosh Corp.(1)	24,588	1,085,560
Parker-Hannifin Corp.	29,148	3,327,244
Snap-On, Inc.(1)	9,591	1,161,278
Stanley Black & Decker, Inc.	22,003	1,953,646
WABCO Holdings, Inc.(1)(2)	13,881	1,262,477
		16,490,813
Marine — 0.6%
Matson, Inc.(1)	89,249	2,233,902
Media — 3.3%
Cablevision Systems Corp., Class A(1)	167,001	2,924,188
Comcast Corp., Class A(1)	4,654	250,292
John Wiley & Sons, Inc., Class A(1)	52,119	2,924,397
Time Warner, Inc.(1)	44,462	3,343,987
Viacom, Inc., Class B	1,808	139,108
Walt Disney Co. (The)(1)	36,714	3,268,647
		12,850,619
Metals and Mining — 0.8%
United States Steel Corp.(1)	81,003	3,172,888
Multi-Utilities — 1.1%
Vectren Corp.	35,796	1,428,260
Wisconsin Energy Corp.(1)	69,075	2,970,225
		4,398,485
Multiline Retail — 1.5%
Dillard's, Inc., Class A(1)	21,628	2,357,020
Macy's, Inc.(1)	59,885	3,484,109
		5,841,129
Oil, Gas and Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	17,897	1,815,472
Chesapeake Energy Corp.(1)	81,286	1,868,765
Chevron Corp.(1)	15,820	1,887,642
ConocoPhillips(1)	25,687	1,965,569
EOG Resources, Inc.(1)	41,592	4,118,440
Exxon Mobil Corp.(1)	65,795	6,188,020
Kosmos Energy Ltd.(1)(2)	297,198	2,960,092
Marathon Petroleum Corp.	2,929	247,998
Occidental Petroleum Corp.(1)	24,138	2,320,869
Valero Energy Corp.(1)	74,191	3,432,818
		26,805,685
Paper and Forest Products — 0.4%
International Paper Co.	36,225	1,729,382
Personal Products — 0.4%
Avon Products, Inc.(1)	123,474	1,555,772
Pharmaceuticals — 7.5%
AbbVie, Inc.(1)	88,664	5,121,233
Eli Lilly & Co.(1)	3,314	214,913

Johnson & Johnson(1)	91,985	9,804,681
Merck & Co., Inc.(1)	116,557	6,909,499
Pfizer, Inc.(1)	239,890	7,093,547
		29,143,873
Professional Services — 0.7%
Manpowergroup, Inc.(1)	39,975	2,802,248
Real Estate Investment Trusts (REITs) — 2.1%
Geo Group, Inc. (The)	5,202	198,820
Host Hotels & Resorts, Inc.(1)	156,135	3,330,360
Rayonier, Inc.(1)	57,169	1,780,243
Ryman Hospitality Properties, Inc.(1)	57,504	2,719,939
		8,029,362
Real Estate Management and Development — 1.2%
Altisource Portfolio Solutions SA(2)	21,538	2,171,031
CBRE Group, Inc.(1)(2)	85,818	2,552,227
		4,723,258
Semiconductors and Semiconductor Equipment — 4.2%
Broadcom Corp., Class A(1)	105,308	4,256,549
Fairchild Semiconductor International, Inc.(2)	14,533	225,698
First Solar, Inc.(1)(2)	3,794	249,683
Intel Corp.(1)	220,890	7,691,390
KLA-Tencor Corp.(1)	27,377	2,156,760
Marvell Technology Group Ltd.(1)	23,123	311,698
Texas Instruments, Inc.	15,772	752,167
Xilinx, Inc.	17,121	725,074
		16,369,019
Software — 6.1%
CA, Inc.	7,416	207,203
Cadence Design Systems, Inc.(1)(2)	165,583	2,849,684
Intuit, Inc.	11,534	1,010,955
Mentor Graphics Corp.(1)	92,447	1,894,701
Microsoft Corp.(1)	136,500	6,328,140
Oracle Corp.(1)	151,436	5,796,970
Symantec Corp.(1)	130,353	3,064,599
Synopsys, Inc.(1)(2)	62,882	2,496,101
		23,648,353
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A	42,811	1,555,752
Best Buy Co., Inc.(1)	57,470	1,930,417
Buckle, Inc. (The)(1)	17,194	780,436
Foot Locker, Inc.	33,910	1,887,091
GameStop Corp., Class A(1)	59,432	2,448,598
Guess?, Inc.(1)	79,010	1,735,850
Lowe's Cos., Inc.(1)	25,228	1,335,066
PetSmart, Inc.(1)	12,433	871,429
		12,544,639
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.(1)	165,545	16,678,659
EMC Corp.(1)	151,932	4,445,530

Hewlett-Packard Co.(1)	133,872	4,748,440
NetApp, Inc.	7,571	325,250
SanDisk Corp.	20,727	2,030,209
Seagate Technology plc(1)	7,421	425,001
Western Digital Corp.	11,922	1,160,249
		29,813,338
Textiles, Apparel and Luxury Goods — 1.9%
Deckers Outdoor Corp.(1)(2)	27,295	2,652,528
Hanesbrands, Inc.(1)	18,766	2,016,219
Iconix Brand Group, Inc.(1)(2)	69,752	2,576,639
		7,245,386
Thrifts and Mortgage Finance — 0.7%
EverBank Financial Corp.(1)	157,964	2,789,644
TOTAL COMMON STOCKS (Cost $424,989,834)		500,782,495
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $108,824), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $106,643)		106,643
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $87,091), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $85,315)		85,315
SSgA U.S. Government Money Market Fund, Class N	525,659	525,659
TOTAL TEMPORARY CASH INVESTMENTS (Cost $717,617)		717,617
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.3% (Cost $425,707,451)		501,500,112
COMMON STOCKS SOLD SHORT — (29.4)%
Aerospace and Defense — (0.9)%
DigitalGlobe, Inc.	(95,333)	(2,716,991)
Triumph Group, Inc.	(13,544)	(881,037)
		(3,598,028)
Air Freight and Logistics — (0.9)%
CH Robinson Worldwide, Inc.	(6,978)	(462,781)
UTi Worldwide, Inc.	(282,102)	(2,998,744)
		(3,461,525)
Airlines — (0.4)%
Spirit Airlines, Inc.	(21,793)	(1,506,768)
Automobiles — (0.7)%
Thor Industries, Inc.	(56,682)	(2,919,123)
Banks — (0.2)%
BankUnited, Inc.	(22,202)	(676,939)
Biotechnology — (0.2)%
Intercept Pharmaceuticals, Inc.	(1,138)	(269,353)
Synageva BioPharma Corp.	(4,752)	(326,843)
		(596,196)
Building Products — (0.6)%
Armstrong World Industries, Inc.	(40,868)	(2,288,608)
Capital Markets — (0.1)%
LPL Financial Holdings, Inc.	(6,234)	(287,076)
State Street Corp.	(3,806)	(280,159)
		(567,235)

Commercial Services and Supplies — (1.0)%
Copart, Inc.	(34,718)	(1,087,194)
Interface, Inc.	(162,759)	(2,626,930)
		(3,714,124)
Communications Equipment — (0.8)%
ViaSat, Inc.	(53,157)	(2,930,014)
Construction and Engineering — (0.7)%
Chicago Bridge & Iron Co. NV	(7,366)	(426,123)
Granite Construction, Inc.	(77,202)	(2,455,796)
		(2,881,919)
Diversified Financial Services — (1.0)%
Intercontinental Exchange, Inc.	(7,628)	(1,487,841)
Leucadia National Corp.	(109,026)	(2,599,180)
		(4,087,021)
Electric Utilities — (0.4)%
ALLETE, Inc.	(33,032)	(1,466,291)
Electrical Equipment — (0.5)%
Franklin Electric Co., Inc.	(61,546)	(2,138,108)
Electronic Equipment, Instruments and Components — (0.2)%
AVX Corp.	(52,615)	(698,727)
Ingram Micro, Inc., Class A	(8,720)	(225,063)
		(923,790)
Energy Equipment and Services — (0.4)%
Bristow Group, Inc.	(21,171)	(1,422,691)
Food and Staples Retailing — (0.4)%
United Natural Foods, Inc.	(27,566)	(1,694,206)
Food Products — (1.0)%
Darling Ingredients, Inc.	(160,364)	(2,937,868)
Post Holdings, Inc.	(24,165)	(801,795)
		(3,739,663)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(11,697)	(624,152)
Health Care Providers and Services — (2.0)%
Acadia Healthcare Co., Inc.	(22,024)	(1,068,164)
Air Methods Corp.	(35,971)	(1,998,189)
AmerisourceBergen Corp.	(27,622)	(2,135,181)
Henry Schein, Inc.	(2,865)	(333,686)
MWI Veterinary Supply, Inc.	(2,027)	(300,807)
Tenet Healthcare Corp.	(34,079)	(2,023,952)
		(7,859,979)
Hotels, Restaurants and Leisure — (0.3)%
BJ's Restaurants, Inc.	(35,083)	(1,262,637)
Household Durables — (2.9)%
D.R. Horton, Inc.	(66,833)	(1,371,413)
Lennar Corp., Class A	(72,632)	(2,820,301)
M.D.C. Holdings, Inc.	(80,574)	(2,040,134)
Ryland Group, Inc.	(14,109)	(468,983)
Standard Pacific Corp.	(312,497)	(2,340,603)

Toll Brothers, Inc.	(74,203)	(2,312,165)
		(11,353,599)
Insurance — (0.1)%
ProAssurance Corp.	(11,116)	(489,882)
Internet Software and Services — (0.7)%
Dealertrack Technologies, Inc.	(65,006)	(2,821,911)
IT Services — (1.2)%
Alliance Data Systems Corp.	(4,330)	(1,075,009)
CoreLogic, Inc.	(18,383)	(497,628)
WEX, Inc.	(29,984)	(3,307,835)
		(4,880,472)
Machinery — (0.6)%
Chart Industries, Inc.	(37,194)	(2,273,669)
Media — (1.5)%
AMC Networks, Inc., Class A	(7,797)	(455,501)
DreamWorks Animation SKG, Inc., Class A	(99,428)	(2,711,401)
Loral Space & Communications, Inc.	(36,423)	(2,615,536)
		(5,782,438)
Metals and Mining — (1.1)%
Allegheny Technologies, Inc.	(10,774)	(399,715)
AuRico Gold, Inc.	(90,183)	(314,739)
Carpenter Technology Corp.	(18,118)	(818,028)
Hecla Mining Co.	(185,622)	(460,342)
New Gold, Inc.	(195,017)	(984,836)
Tahoe Resources, Inc.	(58,360)	(1,184,708)
		(4,162,368)
Multi-Utilities — (0.1)%
NiSource, Inc.	(10,296)	(421,930)
Oil, Gas and Consumable Fuels — (1.6)%
Cobalt International Energy, Inc.	(30,745)	(418,132)
CONSOL Energy, Inc.	(43,510)	(1,647,289)
Diamondback Energy, Inc.	(34,112)	(2,550,895)
GasLog Ltd.	(29,710)	(653,917)
Gulfport Energy Corp.	(4,750)	(253,650)
QEP Resources, Inc.	(9,179)	(282,530)
Williams Cos., Inc. (The)	(5,786)	(320,255)
		(6,126,668)
Paper and Forest Products — (0.7)%
Louisiana-Pacific Corp.	(207,084)	(2,814,272)
Real Estate Investment Trusts (REITs)†
Plum Creek Timber Co., Inc.	(4,083)	(159,278)
Real Estate Management and Development — (0.3)%
Alexander & Baldwin, Inc.	(28,485)	(1,024,605)
Road and Rail — (0.8)%
Kansas City Southern	(25,122)	(3,044,786)
Semiconductors and Semiconductor Equipment — (0.7)%
SunEdison, Inc.	(145,015)	(2,737,883)

Software — (1.4)%
Concur Technologies, Inc.	(23,757)	(3,012,863)
Solera Holdings, Inc.	(42,358)	(2,387,297)
		(5,400,160)
Specialty Retail — (2.0)%
American Eagle Outfitters, Inc.	(41,524)	(602,928)
Cabela's, Inc.	(48,621)	(2,863,777)
CarMax, Inc.	(53,750)	(2,496,688)
Lumber Liquidators Holdings, Inc.	(7,475)	(428,915)
Office Depot, Inc.	(137,312)	(705,784)
Restoration Hardware Holdings, Inc.	(10,788)	(858,185)
		(7,956,277)
Technology Hardware, Storage and Peripherals — (0.7)%
Stratasys Ltd.	(21,465)	(2,592,543)
Textiles, Apparel and Luxury Goods — (0.1)%
Carter's, Inc.	(3,231)	(250,467)
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	(16,323)	(192,938)
TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $115,336,549)		(114,845,163)
OTHER ASSETS AND LIABILITIES — 1.1%		4,280,448
TOTAL NET ASSETS — 100.0%		$390,935,397

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $335,077,779.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	500,782,495	—	—
Temporary Cash Investments	525,659	191,958	—
	501,308,154	191,958	—
Liabilities
Securities Sold Short
Common Stocks	(114,845,163)	—	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$425,785,497
Gross tax appreciation of investments	$83,507,294
Gross tax depreciation of investments	(7,792,679)
Net tax appreciation (depreciation) of investments	75,714,615
Net tax appreciation (depreciation) on securities sold short	389,191
Net tax appreciation (depreciation)	$76,103,806

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2014

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 5.2%
Boeing Co. (The)	96,783	12,328,219
Honeywell International, Inc.	135,628	12,629,679
Lockheed Martin Corp.	72,200	13,196,716
Northrop Grumman Corp.	61,104	8,051,063
Raytheon Co.	122,315	12,429,650
		58,635,327
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	131,510	12,926,118
Airlines — 0.9%
Southwest Airlines Co.	308,904	10,431,688
Auto Components — 1.0%
Delphi Automotive plc	52,015	3,190,600
Magna International, Inc.	80,679	7,657,244
		10,847,844
Banks — 3.5%
Bank of America Corp.	659,635	11,246,777
Citigroup, Inc.	16,456	852,750
JPMorgan Chase & Co.	224,830	13,543,759
SunTrust Banks, Inc.	187,984	7,149,032
Wells Fargo & Co.	131,791	6,835,999
		39,628,317
Beverages — 1.1%
Coca-Cola Co. (The)	24,275	1,035,571
Dr Pepper Snapple Group, Inc.	167,646	10,781,314
PepsiCo, Inc.	1,029	95,790
		11,912,675
Biotechnology — 4.8%
Amgen, Inc.	119,380	16,768,115
Biogen Idec, Inc.(1)	43,338	14,336,644
Celgene Corp.(1)	87,339	8,277,990
Gilead Sciences, Inc.(1)	94,833	10,094,973
United Therapeutics Corp.(1)	33,853	4,355,188
		53,832,910
Capital Markets — 1.6%
Franklin Resources, Inc.	151,844	8,292,201
T. Rowe Price Group, Inc.	27,380	2,146,592
Waddell & Reed Financial, Inc., Class A	153,611	7,940,152
		18,378,945
Chemicals — 4.5%
Albemarle Corp.	44,614	2,627,765
Ashland, Inc.	81,579	8,492,374
Cabot Corp.	83,130	4,220,510

Dow Chemical Co. (The)	272,178	14,273,015
E.I. du Pont de Nemours & Co.	16,324	1,171,410
Eastman Chemical Co.	105,779	8,556,463
International Flavors & Fragrances, Inc.	16,158	1,549,229
Olin Corp.	50,840	1,283,710
PPG Industries, Inc.	44,888	8,831,265
		51,005,741
Commercial Services and Supplies — 0.2%
Deluxe Corp.	14,976	826,076
Pitney Bowes, Inc.	61,607	1,539,559
		2,365,635
Communications Equipment — 3.0%
Cisco Systems, Inc.	688,983	17,341,702
QUALCOMM, Inc.	221,851	16,587,799
		33,929,501
Consumer Finance — 0.7%
Cash America International, Inc.	181,268	7,939,538
Containers and Packaging — 1.3%
Ball Corp.	141,106	8,927,776
Sonoco Products Co.	159,547	6,268,602
		15,196,378
Diversified Consumer Services — 0.6%
H&R Block, Inc.	225,110	6,980,661
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	41,386	5,717,062
Voya Financial, Inc.	233,770	9,140,407
		14,857,469
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	93,773	3,304,560
Verizon Communications, Inc.	94,414	4,719,756
		8,024,316
Electrical Equipment — 1.1%
Emerson Electric Co.	155,805	9,750,277
Rockwell Automation, Inc.	23,183	2,547,348
		12,297,625
Electronic Equipment, Instruments and Components — 0.6%
TE Connectivity Ltd.	121,443	6,714,584
Energy Equipment and Services — 2.9%
Baker Hughes, Inc.	176,089	11,456,350
National Oilwell Varco, Inc.	113,154	8,611,020
Schlumberger Ltd.	130,216	13,241,665
		33,309,035
Food Products — 4.1%
Archer-Daniels-Midland Co.	253,121	12,934,483
Bunge Ltd.	91,152	7,677,733
Ingredion, Inc.	53,700	4,069,923
Kellogg Co.	152,453	9,391,105
Pilgrim's Pride Corp.(1)	203,686	6,224,644
Sanderson Farms, Inc.	23,541	2,070,431

Tyson Foods, Inc., Class A	92,186	3,629,363
		45,997,682
Gas Utilities — 0.2%
New Jersey Resources Corp.	39,691	2,004,792
Health Care Equipment and Supplies — 3.1%
Becton Dickinson and Co.	86,909	9,891,113
C.R. Bard, Inc.	35,066	5,004,269
Medtronic, Inc.	199,586	12,364,353
St. Jude Medical, Inc.	131,231	7,890,920
		35,150,655
Health Care Providers and Services — 0.9%
Cardinal Health, Inc.	136,134	10,199,159
Hotels, Restaurants and Leisure — 1.4%
Las Vegas Sands Corp.	114,013	7,092,749
Royal Caribbean Cruises Ltd.	27,976	1,882,505
SeaWorld Entertainment, Inc.	80,322	1,544,592
Wyndham Worldwide Corp.	44,970	3,654,262
Yum! Brands, Inc.	28,239	2,032,643
		16,206,751
Household Durables — 0.8%
Newell Rubbermaid, Inc.	140,996	4,851,672
NVR, Inc.(1)	3,825	4,322,327
		9,173,999
Household Products — 2.4%
Energizer Holdings, Inc.	83,791	10,323,889
Kimberly-Clark Corp.	105,546	11,353,583
Procter & Gamble Co. (The)	63,127	5,286,255
		26,963,727
Industrial Conglomerates — 1.4%
3M Co.	13,088	1,854,308
Danaher Corp.	77,184	5,864,440
General Electric Co.	315,372	8,079,831
		15,798,579
Insurance — 4.8%
Allstate Corp. (The)	173,146	10,625,970
American International Group, Inc.	245,253	13,248,567
Amtrust Financial Services, Inc.	169,039	6,731,133
Aspen Insurance Holdings Ltd.	128,246	5,485,082
Everest Re Group Ltd.	25,424	4,118,942
Hanover Insurance Group, Inc. (The)	77,226	4,743,221
Old Republic International Corp.	68,280	975,038
RenaissanceRe Holdings Ltd.	87,971	8,796,220
		54,724,173
Internet and Catalog Retail — 1.0%
Amazon.com, Inc.(1)	5,084	1,639,285
Expedia, Inc.	36,438	3,192,698
HSN, Inc.	9,191	564,052
Priceline Group, Inc. (The)(1)	4,685	5,427,947
		10,823,982

Internet Software and Services — 2.2%
eBay, Inc.(1)	214,527	12,148,664
Google, Inc., Class A(1)	21,530	12,668,467
		24,817,131
IT Services — 2.1%
Amdocs Ltd.	82,816	3,799,598
International Business Machines Corp.	107,378	20,383,566
		24,183,164
Machinery — 2.2%
Caterpillar, Inc.	123,535	12,233,671
Parker-Hannifin Corp.	80,787	9,221,836
Snap-On, Inc.	32,502	3,935,342
		25,390,849
Media — 2.3%
John Wiley & Sons, Inc., Class A	35,121	1,970,639
Time Warner, Inc.	176,573	13,280,056
Walt Disney Co. (The)	114,666	10,208,714
		25,459,409
Multi-Utilities — 0.8%
Wisconsin Energy Corp.	201,554	8,666,822
Multiline Retail — 2.2%
Dillard's, Inc., Class A	67,869	7,396,364
Kohl's Corp.	120,812	7,373,156
Macy's, Inc.	171,670	9,987,761
		24,757,281
Oil, Gas and Consumable Fuels — 5.9%
Chevron Corp.	47,764	5,699,200
ConocoPhillips	68,223	5,220,424
EOG Resources, Inc.	119,550	11,837,841
Exxon Mobil Corp.	221,836	20,863,676
Gran Tierra Energy, Inc.(1)	42,869	237,494
Occidental Petroleum Corp.	136,151	13,090,919
Valero Energy Corp.	213,390	9,873,555
		66,823,109
Pharmaceuticals — 7.5%
AbbVie, Inc.	261,123	15,082,464
Johnson & Johnson	269,828	28,760,967
Merck & Co., Inc.	334,303	19,817,482
Pfizer, Inc.	695,368	20,562,032
		84,222,945
Professional Services — 0.5%
Manpowergroup, Inc.	81,495	5,712,800
Real Estate Investment Trusts (REITs) — 1.2%
Geo Group, Inc. (The)	37,894	1,448,309
Hospitality Properties Trust	20,677	555,177
Host Hotels & Resorts, Inc.	428,783	9,145,941
Potlatch Corp.	9,695	389,836
PS Business Parks, Inc.	9,940	756,832
Rayonier, Inc.	32,831	1,022,357
		13,318,452

Real Estate Management and Development — 0.1%
Altisource Portfolio Solutions SA(1)	15,457	1,558,066
Semiconductors and Semiconductor Equipment — 3.2%
Broadcom Corp., Class A	267,370	10,807,096
Intel Corp.	628,260	21,876,013
Texas Instruments, Inc.	77,571	3,699,361
		36,382,470
Software — 4.5%
Intuit, Inc.	76,407	6,697,074
Microsoft Corp.	471,266	21,847,892
Oracle Corp.	450,860	17,258,921
Synopsys, Inc.(1)	124,592	4,945,679
		50,749,566
Specialty Retail — 1.2%
AutoZone, Inc.(1)	15,751	8,027,655
GameStop Corp., Class A	127,751	5,263,341
		13,290,996
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	461,363	46,482,322
EMC Corp.	172,588	5,049,925
Hewlett-Packard Co.	384,887	13,651,942
Seagate Technology plc	46,672	2,672,905
Western Digital Corp.	36,750	3,576,510
		71,433,604
Textiles, Apparel and Luxury Goods — 0.1%
Deckers Outdoor Corp.(1)	7,948	772,387
Thrifts and Mortgage Finance — 0.4%
EverBank Financial Corp.	230,251	4,066,233
TOTAL COMMON STOCKS (Cost $923,347,658)		1,117,863,090
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $1,674,401), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $1,640,842)		1,640,842
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $1,340,011), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $1,312,674)		1,312,674
SSgA U.S. Government Money Market Fund, Class N	8,087,929	8,087,929
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,041,445)		11,041,445
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $934,389,103)		1,128,904,535
OTHER ASSETS AND LIABILITIES — 0.1%		1,000,949
TOTAL NET ASSETS — 100.0%		$1,129,905,484

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,117,863,090	—	—
Temporary Cash Investments	8,087,929	2,953,516	—
	1,125,951,019	2,953,516	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$937,422,303
Gross tax appreciation of investments	$203,154,468
Gross tax depreciation of investments	(11,672,236)
Net tax appreciation (depreciation) of investments	$191,482,232

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
September 30, 2014

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.8%
AAR Corp.	86,584	2,091,004
Ducommun, Inc.(1)	53,817	1,475,124
Engility Holdings, Inc.(1)	1,950	60,782
Esterline Technologies Corp.(1)	22,235	2,474,088
Moog, Inc., Class A(1)	38,100	2,606,040
Teledyne Technologies, Inc.(1)	13,727	1,290,475
		9,997,513
Air Freight and Logistics†
Air Transport Services Group, Inc.(1)	10,858	79,046
Airlines — 1.1%
Alaska Air Group, Inc.	40,026	1,742,732
JetBlue Airways Corp.(1)	216,278	2,296,872
		4,039,604
Auto Components — 1.8%
Cooper Tire & Rubber Co.	76,120	2,184,644
Fuel Systems Solutions, Inc.(1)	16,555	147,505
Modine Manufacturing Co.(1)	26,667	316,537
Stoneridge, Inc.(1)	46,527	524,360
Tenneco, Inc.(1)	34,507	1,805,061
Tower International, Inc.(1)	63,721	1,605,132
		6,583,239
Banks — 5.0%
BancorpSouth, Inc.	90,178	1,816,185
Boston Private Financial Holdings, Inc.	49,532	613,701
Cardinal Financial Corp.	96,912	1,654,288
Customers Bancorp, Inc.(1)	94,244	1,692,622
Eagle Bancorp, Inc.(1)	39,987	1,272,386
First BanCorp(1)	383,235	1,820,366
First Business Financial Services, Inc.	2,511	110,233
First Interstate Bancsystem, Inc.	57,110	1,517,413
First Merchants Corp.	4,488	90,702
First Midwest Bancorp, Inc.	1,729	27,820
Flushing Financial Corp.	3,272	59,779
Hancock Holding Co.	49,494	1,586,283
Hanmi Financial Corp.	14,055	283,349
Home Bancshares, Inc.	8,582	252,397
Independent Bank Corp.	5,933	211,927
OFG Bancorp	120,076	1,798,739
Renasant Corp.	18,777	507,918
South State Corp.	1,153	64,476
State Bank Financial Corp.	3,673	59,650
Stock Yards Bancorp, Inc.	2,960	89,096

Trustmark Corp.	8,553	197,018
Washington Trust Bancorp, Inc.	582	19,200
Wilshire Bancorp, Inc.	116,189	1,072,424
Wintrust Financial Corp.	20,067	896,393
		17,714,365
Biotechnology — 3.6%
Cytokinetics, Inc.(1)	18,251	64,244
Dyax Corp.(1)	62,423	631,721
Emergent Biosolutions, Inc.(1)	91,716	1,954,468
Hyperion Therapeutics, Inc.(1)	2,769	69,834
Insys Therapeutics, Inc.(1)	49,307	1,912,125
Ligand Pharmaceuticals, Inc., Class B(1)	43,684	2,052,711
Northwest Biotherapeutics, Inc.(1)	68,124	342,664
NPS Pharmaceuticals, Inc.(1)	93,051	2,419,326
OncoMed Pharmaceuticals, Inc.(1)	22,164	419,565
Prothena Corp. plc(1)	83,473	1,849,762
Sangamo Biosciences, Inc.(1)	54,761	590,597
Threshold Pharmaceuticals, Inc.(1)	147,691	533,164
ZIOPHARM Oncology, Inc.(1)	24,761	65,369
		12,905,550
Building Products — 0.7%
American Woodmark Corp.(1)	12,661	466,684
Simpson Manufacturing Co., Inc.	59,199	1,725,651
Universal Forest Products, Inc.	3,959	169,089
		2,361,424
Capital Markets — 2.6%
Calamos Asset Management, Inc., Class A	68,314	769,899
Diamond Hill Investment Group, Inc.	5,362	659,794
Evercore Partners, Inc., Class A	42,105	1,978,935
Janus Capital Group, Inc.	147,306	2,141,829
Manning & Napier, Inc.	84,341	1,416,085
Piper Jaffray Cos.(1)	38,560	2,014,374
Westwood Holdings Group, Inc.	2,379	134,866
		9,115,782
Chemicals — 1.1%
Olin Corp.	97,436	2,460,259
Quaker Chemical Corp.	21,376	1,532,445
		3,992,704
Commercial Services and Supplies — 2.0%
ACCO Brands Corp.(1)	50,767	350,292
Deluxe Corp.	42,466	2,342,425
Herman Miller, Inc.	65,294	1,949,026
Kimball International, Inc., Class B	92,337	1,389,672
Performant Financial Corp.(1)	12,118	97,913
Steelcase, Inc., Class A	69,427	1,124,023
		7,253,351
Communications Equipment — 1.4%
ARRIS Group, Inc.(1)	52,976	1,502,134
Brocade Communications Systems, Inc.	103,464	1,124,654

Ciena Corp.(1)	120,387	2,012,871
Polycom, Inc.(1)	35,338	434,127
		5,073,786
Consumer Finance — 1.3%
Cash America International, Inc.	50,013	2,190,569
Credit Acceptance Corp.(1)	8,435	1,063,401
World Acceptance Corp.(1)	22,430	1,514,025
		4,767,995
Containers and Packaging — 0.6%
Berry Plastics Group, Inc.(1)	83,591	2,109,837
Diversified Consumer Services — 1.2%
Capella Education Co.	13,075	818,495
ITT Educational Services, Inc.(1)	39,748	170,519
K12, Inc.(1)	111,549	1,780,322
Strayer Education, Inc.(1)	27,821	1,665,921
		4,435,257
Diversified Financial Services — 0.6%
PHH Corp.(1)	98,840	2,210,062
Diversified Telecommunication Services — 1.5%
IDT Corp., Class B	54,319	872,363
Inteliquent, Inc.	87,963	1,095,139
Intelsat SA(1)	113,093	1,938,414
Premiere Global Services, Inc.(1)	115,743	1,385,444
		5,291,360
Electric Utilities†
UIL Holdings Corp.	4,555	161,247
Electrical Equipment — 0.4%
Enphase Energy, Inc.(1)	51,493	771,880
Thermon Group Holdings, Inc.(1)	19,816	483,907
		1,255,787
Electronic Equipment, Instruments and Components — 3.3%
Anixter International, Inc.	10,912	925,774
Benchmark Electronics, Inc.(1)	100,905	2,241,100
Checkpoint Systems, Inc.(1)	135,183	1,653,288
Coherent, Inc.(1)	8,511	522,320
CTS Corp.	8,492	134,938
Daktronics, Inc.	34,035	418,290
DTS, Inc.(1)	6,992	176,548
GSI Group, Inc.(1)	10,290	118,232
Insight Enterprises, Inc.(1)	2,839	64,247
Newport Corp.(1)	55,995	992,231
OSI Systems, Inc.(1)	1,957	124,230
PC Connection, Inc.	3,879	83,282
Rogers Corp.(1)	9,802	536,758
Sanmina Corp.(1)	101,718	2,121,838
ScanSource, Inc.(1)	44,853	1,551,465
		11,664,541
Energy Equipment and Services — 2.2%
Forum Energy Technologies, Inc.(1)	71,146	2,177,779

ION Geophysical Corp.(1)	577,428	1,611,024
Newpark Resources, Inc.(1)	24,805	308,574
Pioneer Energy Services Corp.(1)	141,696	1,986,578
Tesco Corp.	90,852	1,803,412
		7,887,367
Food and Staples Retailing — 1.0%
Andersons, Inc. (The)	37,902	2,383,278
Rite Aid Corp.(1)	267,182	1,293,161
		3,676,439
Food Products — 1.5%
Farmer Bros. Co.(1)	13,677	395,949
Omega Protein Corp.(1)	57,768	722,100
Pilgrim's Pride Corp.(1)	68,281	2,086,668
Sanderson Farms, Inc.	25,573	2,249,145
		5,453,862
Gas Utilities — 0.7%
New Jersey Resources Corp.	46,138	2,330,430
Health Care Equipment and Supplies — 4.7%
Align Technology, Inc.(1)	34,551	1,785,596
Analogic Corp.	9,582	612,865
Anika Therapeutics, Inc.(1)	50,520	1,852,063
Atrion Corp.	340	103,703
Cyberonics, Inc.(1)	41,155	2,105,490
Globus Medical, Inc.(1)	117,458	2,310,399
Greatbatch, Inc.(1)	47,101	2,006,974
Haemonetics Corp.(1)	46,284	1,616,237
Hill-Rom Holdings, Inc.	44,420	1,840,321
Natus Medical, Inc.(1)	28,393	837,877
NuVasive, Inc.(1)	4,397	153,323
Symmetry Medical, Inc.(1)	137,907	1,391,482
		16,616,330
Health Care Providers and Services — 3.6%
Addus HomeCare Corp.(1)	14,684	287,806
AMN Healthcare Services, Inc.(1)	62,352	978,926
Amsurg Corp.(1)	52,639	2,634,582
Centene Corp.(1)	25,556	2,113,737
Chemed Corp.	23,860	2,455,194
Molina Healthcare, Inc.(1)	43,742	1,850,287
PharMerica Corp.(1)	7,371	180,074
Providence Service Corp. (The)(1)	41,625	2,013,817
Skilled Healthcare Group, Inc., Class A(1)	54,550	360,030
		12,874,453
Health Care Technology — 0.7%
MedAssets, Inc.(1)	100,903	2,090,710
Quality Systems, Inc.	19,950	274,712
		2,365,422
Hotels, Restaurants and Leisure — 3.0%
Cheesecake Factory, Inc. (The)	17,975	817,863
Cracker Barrel Old Country Store, Inc.	24,452	2,523,202

Denny's Corp.(1)	35,010	246,120
DineEquity, Inc.	14,755	1,203,860
Interval Leisure Group, Inc.	77,580	1,477,899
Isle of Capri Casinos, Inc.(1)	81,226	609,195
Jack in the Box, Inc.	38,540	2,628,043
Monarch Casino & Resort, Inc.(1)	19,289	229,732
Ruth's Hospitality Group, Inc.	91,356	1,008,570
		10,744,484
Household Durables — 1.3%
CSS Industries, Inc.	17,077	414,117
Ethan Allen Interiors, Inc.	43,172	984,322
Libbey, Inc.(1)	35,033	919,967
Skullcandy, Inc.(1)	42,989	334,884
Universal Electronics, Inc.(1)	39,778	1,963,840
		4,617,130
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	16,177	424,970
Insurance — 2.8%
AMERISAFE, Inc.	50,503	1,975,172
Amtrust Financial Services, Inc.	56,137	2,235,375
Employers Holdings, Inc.	9,869	189,978
Federated National Holding Co.	63,075	1,771,777
Infinity Property & Casualty Corp.	3,472	222,243
Maiden Holdings Ltd.	150,896	1,671,928
Selective Insurance Group, Inc.	19,125	423,427
United Fire Group, Inc.	38,353	1,065,063
United Insurance Holdings Corp.	20,317	304,755
		9,859,718
Internet and Catalog Retail — 1.3%
HSN, Inc.	41,969	2,575,637
Orbitz Worldwide, Inc.(1)	244,819	1,926,726
Overstock.com, Inc.(1)	13,749	231,808
PetMed Express, Inc.	4,460	60,656
		4,794,827
Internet Software and Services — 1.1%
comScore, Inc.(1)	1,029	37,466
Constant Contact, Inc.(1)	16,466	446,887
j2 Global, Inc.	7,162	353,516
United Online, Inc.	14,008	153,388
Web.com Group, Inc.(1)	100,101	1,998,016
XO Group, Inc.(1)	67,104	752,236
		3,741,509
IT Services — 1.6%
Convergys Corp.	50,067	892,194
CSG Systems International, Inc.	32,337	849,816
Euronet Worldwide, Inc.(1)	47,134	2,252,534
ExlService Holdings, Inc.(1)	7,339	179,145
Lionbridge Technologies, Inc.(1)	62,813	282,659
MoneyGram International, Inc.(1)	111,811	1,402,110
		5,858,458

Life Sciences Tools and Services — 1.2%
Affymetrix, Inc.(1)	9,589	76,520
Charles River Laboratories International, Inc.(1)	8,153	487,060
Luminex Corp.(1)	30,463	594,029
PAREXEL International Corp.(1)	46,936	2,961,192
		4,118,801
Machinery — 5.3%
Altra Industrial Motion Corp.	42,129	1,228,482
Blount International, Inc.(1)	95,108	1,438,984
CIRCOR International, Inc.	25,214	1,697,658
Douglas Dynamics, Inc.	26,950	525,525
Federal Signal Corp.	37,422	495,467
Greenbrier Cos., Inc.	29,765	2,184,156
Hillenbrand, Inc.	66,382	2,050,540
Hyster-Yale Materials Handling, Inc.	14,056	1,006,691
Kadant, Inc.	12,593	491,757
Lydall, Inc.(1)	46,606	1,258,828
Mueller Water Products, Inc., Class A	270,100	2,236,428
Rexnord Corp.(1)	66,742	1,898,810
Wabash National Corp.(1)	159,964	2,130,720
WABCO Holdings, Inc.(1)	3,894	354,159
		18,998,205
Marine — 0.6%
Matson, Inc.	90,849	2,273,950
Media — 0.4%
Cumulus Media, Inc., Class A(1)	103,173	415,787
Entercom Communications Corp., Class A(1)	61,207	491,492
Journal Communications, Inc., Class A(1)	76,473	644,668
		1,551,947
Metals and Mining — 0.9%
Gold Resource Corp.	239,664	1,227,080
Handy & Harman Ltd.(1)	5,228	137,287
Materion Corp.	54,107	1,659,462
Olympic Steel, Inc.	2,249	46,262
Schnitzer Steel Industries, Inc., Class A	3,766	90,572
		3,160,663
Multiline Retail — 0.4%
Bon-Ton Stores, Inc. (The)	16,955	141,744
Burlington Stores, Inc.(1)	5,740	228,796
Dillard's, Inc., Class A	10,109	1,101,679
		1,472,219
Oil, Gas and Consumable Fuels — 2.9%
Abraxas Petroleum Corp.(1)	224,463	1,185,165
Adams Resources & Energy, Inc.	1,198	53,059
Clayton Williams Energy, Inc.(1)	19,145	1,846,535
Cloud Peak Energy, Inc.(1)	23,795	300,293
Green Plains, Inc.	54,218	2,027,211
Pacific Ethanol, Inc.(1)	52,209	728,838
REX American Resources Corp.(1)	21,951	1,599,789

Vaalco Energy, Inc.(1)	92,386	785,281
Warren Resources, Inc.(1)	326,610	1,731,033
		10,257,204
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	5,220	313,774
Personal Products — 0.1%
Medifast, Inc.(1)	11,140	365,726
Pharmaceuticals — 1.5%
Endocyte, Inc.(1)	61,725	375,288
Lannett Co., Inc.(1)	52,051	2,377,690
Nektar Therapeutics(1)	119,763	1,445,539
Pozen, Inc.	140,559	1,031,703
		5,230,220
Professional Services — 2.3%
Barrett Business Services, Inc.	8,857	349,763
CRA International, Inc.(1)	6,861	174,475
Heidrick & Struggles International, Inc.	4,517	92,779
Huron Consulting Group, Inc.(1)	37,933	2,312,775
Korn/Ferry International(1)	64,171	1,597,858
Navigant Consulting, Inc.(1)	25,978	361,354
On Assignment, Inc.(1)	43,700	1,173,345
RPX Corp.(1)	128,981	1,770,909
VSE Corp.	5,963	292,307
		8,125,565
Real Estate Investment Trusts (REITs) — 7.0%
AG Mortgage Investment Trust, Inc.	11,739	208,954
Apollo Commercial Real Estate Finance, Inc.	3,551	55,786
Ashford Hospitality Trust, Inc.	110,304	1,127,307
Capstead Mortgage Corp.	10,920	133,661
CYS Investments, Inc.	39,684	326,996
DuPont Fabros Technology, Inc.	80,909	2,187,779
FelCor Lodging Trust, Inc.	211,812	1,982,560
Geo Group, Inc. (The)	68,298	2,610,350
LaSalle Hotel Properties	62,332	2,134,248
LTC Properties, Inc.	64,555	2,381,434
NorthStar Realty Finance Corp.	33,290	588,234
Pebblebrook Hotel Trust	28,872	1,078,081
Potlatch Corp.	60,148	2,418,551
PS Business Parks, Inc.	21,000	1,598,940
Resource Capital Corp.	30,604	149,042
RLJ Lodging Trust	95,175	2,709,632
Ryman Hospitality Properties, Inc.	39,951	1,889,682
Saul Centers, Inc.	3,896	182,099
Select Income REIT	49,681	1,194,828
		24,958,164
Real Estate Management and Development — 1.1%
Altisource Portfolio Solutions SA(1)	20,823	2,098,959
St. Joe Co. (The)(1)	89,554	1,784,811
		3,883,770

Road and Rail — 0.8%
ArcBest Corp.	60,623	2,261,238
Quality Distribution, Inc.(1)	33,163	423,823
		2,685,061
Semiconductors and Semiconductor Equipment — 6.3%
Advanced Energy Industries, Inc.(1)	62,824	1,180,463
Amkor Technology, Inc.(1)	210,729	1,772,231
Applied Micro Circuits Corp.(1)	77,154	540,078
Cabot Microelectronics Corp.(1)	13,756	570,186
Cirrus Logic, Inc.(1)	81,515	1,699,588
Diodes, Inc.(1)	63,299	1,514,112
Fairchild Semiconductor International, Inc.(1)	151,242	2,348,788
Lattice Semiconductor Corp.(1)	62,532	468,990
MaxLinear, Inc., Class A(1)	211,678	1,456,345
Microsemi Corp.(1)	21,170	537,930
MKS Instruments, Inc.	27,978	933,906
OmniVision Technologies, Inc.(1)	51,103	1,352,185
Rambus, Inc.(1)	107,687	1,343,934
Semtech Corp.(1)	91,466	2,483,302
Sigma Designs, Inc.(1)	38,774	167,116
Synaptics, Inc.(1)	30,675	2,245,410
Tessera Technologies, Inc.	2,920	77,613
TriQuint Semiconductor, Inc.(1)	30,326	578,317
Ultra Clean Holdings, Inc.(1)	118,496	1,060,539
		22,331,033
Software — 6.5%
ACI Worldwide, Inc.(1)	65,910	1,236,472
Advent Software, Inc.	60,324	1,903,825
Aspen Technology, Inc.(1)	14,889	561,613
Blackbaud, Inc.	5,631	221,242
Cadence Design Systems, Inc.(1)	38,099	655,684
Callidus Software, Inc.(1)	94,578	1,136,827
EnerNOC, Inc.(1)	51,686	876,595
Glu Mobile, Inc.(1)	144,675	747,970
Manhattan Associates, Inc.(1)	44,045	1,471,984
Mentor Graphics Corp.	118,655	2,431,834
NetScout Systems, Inc.(1)	49,482	2,266,276
Pegasystems, Inc.	62,704	1,198,273
PTC, Inc.(1)	50,314	1,856,587
SS&C Technologies Holdings, Inc.(1)	35,736	1,568,453
Take-Two Interactive Software, Inc.(1)	102,314	2,360,384
Verint Systems, Inc.(1)	50,328	2,798,740
		23,292,759
Specialty Retail — 2.5%
Barnes & Noble, Inc.(1)	9,361	184,786
Brown Shoe Co., Inc.	76,121	2,065,163
Buckle, Inc. (The)	33,578	1,524,106
Build-A-Bear Workshop, Inc.(1)	35,960	470,357
Cato Corp. (The), Class A	18,968	653,637

Children's Place, Inc. (The)	42,082	2,005,628
GameStop Corp., Class A	28,004	1,153,765
Haverty Furniture Cos., Inc.	35,675	777,358
		8,834,800
Textiles, Apparel and Luxury Goods — 1.7%
Culp, Inc.	22,134	401,732
Iconix Brand Group, Inc.(1)	55,577	2,053,015
Steven Madden Ltd.(1)	73,588	2,371,741
Unifi, Inc.(1)	51,109	1,323,723
		6,150,211
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)	10,732	229,772
EverBank Financial Corp.	120,924	2,135,518
Walker & Dunlop, Inc.(1)	5,929	78,796
		2,444,086
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	51,791	673,801
TOTAL COMMON STOCKS (Cost $323,111,045)		353,379,808
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $970,637), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $951,184)		951,184
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $776,794), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $760,947)		760,947
SSgA U.S. Government Money Market Fund, Class N	4,688,510	4,688,510
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,400,641)		6,400,641
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $329,511,686)		359,780,449
OTHER ASSETS AND LIABILITIES — (0.9)%		(3,212,721)
TOTAL NET ASSETS — 100.0%		$356,567,728

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	353,379,808	—	—
Temporary Cash Investments	4,688,510	1,712,131	—
	358,068,318	1,712,131	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$330,284,152
Gross tax appreciation of investments	$45,094,838
Gross tax depreciation of investments	(15,598,541)
Net tax appreciation (depreciation) of investments	$29,496,297

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2014

Small Company - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.8%
AAR Corp.	90,460	2,184,609
Ducommun, Inc.(1)	55,983	1,534,494
Engility Holdings, Inc.(1)	2,621	81,696
Esterline Technologies Corp.(1)	25,088	2,791,542
Moog, Inc., Class A(1)	39,756	2,719,310
Teledyne Technologies, Inc.(1)	13,958	1,312,192
		10,623,843
Air Freight and Logistics†
Air Transport Services Group, Inc.(1)	10,163	73,987
Airlines — 1.1%
Alaska Air Group, Inc.	42,692	1,858,810
JetBlue Airways Corp.(1)	228,852	2,430,408
		4,289,218
Auto Components — 1.8%
Cooper Tire & Rubber Co.	81,148	2,328,948
Fuel Systems Solutions, Inc.(1)	21,287	189,667
Modine Manufacturing Co.(1)	29,435	349,394
Stoneridge, Inc.(1)	53,152	599,023
Tenneco, Inc.(1)	35,987	1,882,480
Tower International, Inc.(1)	66,239	1,668,560
		7,018,072
Banks — 5.0%
BancorpSouth, Inc.	97,183	1,957,266
Boston Private Financial Holdings, Inc.	47,338	586,518
Cardinal Financial Corp.	98,184	1,676,001
Customers Bancorp, Inc.(1)	98,249	1,764,552
Eagle Bancorp, Inc.(1)	43,284	1,377,297
First BanCorp(1)	395,009	1,876,293
First Business Financial Services, Inc.	1,982	87,010
First Interstate Bancsystem, Inc.	64,081	1,702,632
First Merchants Corp.	6,720	135,811
First Midwest Bancorp., Inc.	7,185	115,607
Flushing Financial Corp.	6,611	120,783
Hancock Holding Co.	51,650	1,655,382
Hanmi Financial Corp.	13,656	275,305
Home Bancshares, Inc.	11,821	347,656
Independent Bank Corp.	4,302	153,667
OFG Bancorp	127,055	1,903,284
Renasant Corp.	18,803	508,621
South State Corp.	2,765	154,619
State Bank Financial Corp.	6,783	110,156
Stock Yards Bancorp, Inc.	3,070	92,407

Trustmark Corp.	10,228	235,602
Washington Trust Bancorp, Inc.	2,449	80,792
Wilshire Bancorp, Inc.	126,850	1,170,825
Wintrust Financial Corp.	20,667	923,195
		19,011,281
Biotechnology — 3.6%
Cytokinetics, Inc.(1)	23,254	81,854
Dyax Corp.(1)	66,806	676,077
Emergent Biosolutions, Inc.(1)	96,227	2,050,597
Hyperion Therapeutics, Inc.(1)	2,949	74,374
Insys Therapeutics, Inc.(1)	52,541	2,037,540
Ligand Pharmaceuticals, Inc., Class B(1)	46,031	2,162,997
Northwest Biotherapeutics, Inc.(1)	71,848	361,395
NPS Pharmaceuticals, Inc.(1)	98,646	2,564,796
OncoMed Pharmaceuticals, Inc.(1)	23,913	452,673
Prothena Corp. plc(1)	88,902	1,970,068
Sangamo Biosciences, Inc.(1)	60,007	647,176
Threshold Pharmaceuticals, Inc.(1)	163,074	588,697
ZIOPHARM Oncology, Inc.(1)	31,396	82,885
		13,751,129
Building Products — 0.7%
American Woodmark Corp.(1)	13,841	510,179
Simpson Manufacturing Co., Inc.	62,450	1,820,418
Universal Forest Products, Inc.	3,988	170,327
		2,500,924
Capital Markets — 2.5%
Calamos Asset Management, Inc., Class A	75,073	846,073
Diamond Hill Investment Group, Inc.	5,741	706,430
Evercore Partners, Inc., Class A	44,279	2,081,113
Janus Capital Group, Inc.	155,522	2,261,290
Manning & Napier, Inc.	90,378	1,517,446
Piper Jaffray Cos.(1)	40,533	2,117,444
Westwood Holdings Group, Inc.	1,922	108,958
		9,638,754
Chemicals — 1.1%
Olin Corp.	102,664	2,592,266
Quaker Chemical Corp.	23,467	1,682,349
		4,274,615
Commercial Services and Supplies — 2.1%
ACCO Brands Corp.(1)	51,034	352,135
Deluxe Corp.	46,004	2,537,581
Herman Miller, Inc.	70,565	2,106,365
Kimball International, Inc., Class B	102,705	1,545,710
Performant Financial Corp.(1)	14,464	116,869
Steelcase, Inc., Class A	77,691	1,257,817
		7,916,477
Communications Equipment — 1.4%
ARRIS Group, Inc.(1)	57,207	1,622,105
Brocade Communications Systems, Inc.	108,382	1,178,112

Ciena Corp.(1)	127,603	2,133,522
Polycom, Inc.(1)	36,928	453,660
		5,387,399
Consumer Finance — 1.3%
Cash America International, Inc.	54,007	2,365,506
Credit Acceptance Corp.(1)	9,138	1,152,028
World Acceptance Corp.(1)	23,950	1,616,625
		5,134,159
Containers and Packaging — 0.6%
Berry Plastics Group, Inc.(1)	88,701	2,238,813
Diversified Consumer Services — 1.2%
Capella Education Co.	14,165	886,729
ITT Educational Services, Inc.(1)	45,427	194,882
K12, Inc.(1)	119,264	1,903,453
Strayer Education, Inc.(1)	29,437	1,762,688
		4,747,752
Diversified Financial Services — 0.6%
PHH Corp.(1)	103,596	2,316,407
Diversified Telecommunication Services — 1.5%
IDT Corp., Class B	58,856	945,228
Inteliquent, Inc.	97,795	1,217,548
Intelsat SA(1)	119,094	2,041,271
Premiere Global Services, Inc.(1)	119,990	1,436,280
		5,640,327
Electric Utilities — 0.1%
UIL Holdings Corp.	8,626	305,360
Electrical Equipment — 0.4%
Enphase Energy, Inc.(1)	54,109	811,094
Thermon Group Holdings, Inc.(1)	21,768	531,574
		1,342,668
Electronic Equipment, Instruments and Components — 3.3%
Anixter International, Inc.	11,340	962,086
Benchmark Electronics, Inc.(1)	106,721	2,370,273
Checkpoint Systems, Inc.(1)	145,575	1,780,382
Coherent, Inc.(1)	10,488	643,649
CTS Corp.	6,049	96,119
Daktronics, Inc.	34,111	419,224
DTS, Inc.(1)	7,009	176,977
GSI Group, Inc.(1)	13,011	149,496
Insight Enterprises, Inc.(1)	3,426	77,530
Newport Corp.(1)	59,004	1,045,551
OSI Systems, Inc.(1)	2,085	132,356
PC Connection, Inc.	5,241	112,524
Rogers Corp.(1)	9,856	539,715
Sanmina Corp.(1)	107,933	2,251,482
ScanSource, Inc.(1)	49,471	1,711,202
		12,468,566

Energy Equipment and Services — 2.2%
Forum Energy Technologies, Inc.(1)	75,492	2,310,810
ION Geophysical Corp.(1)	619,255	1,727,722
Newpark Resources, Inc.(1)	26,022	323,714
Pioneer Energy Services Corp.(1)	152,955	2,144,429
Tesco Corp.	95,972	1,905,044
		8,411,719
Food and Staples Retailing — 1.0%
Andersons, Inc. (The)	39,689	2,495,644
Rite Aid Corp.(1)	281,110	1,360,573
		3,856,217
Food Products — 1.5%
Farmer Bros. Co.(1)	13,234	383,124
Omega Protein Corp.(1)	62,555	781,938
Pilgrim's Pride Corp.(1)	72,632	2,219,634
Sanderson Farms, Inc.	26,832	2,359,874
		5,744,570
Gas Utilities — 0.6%
New Jersey Resources Corp.	48,807	2,465,242
Health Care Equipment and Supplies — 4.6%
Align Technology, Inc.(1)	37,468	1,936,346
Analogic Corp.	9,789	626,104
Anika Therapeutics, Inc.(1)	52,998	1,942,907
Atrion Corp.	327	99,738
Cyberonics, Inc.(1)	43,251	2,212,721
Globus Medical, Inc.(1)	124,578	2,450,449
Greatbatch, Inc.(1)	49,208	2,096,753
Haemonetics Corp.(1)	51,032	1,782,038
Hill-Rom Holdings, Inc.	46,506	1,926,744
Natus Medical, Inc.(1)	30,671	905,101
NuVasive, Inc.(1)	4,366	152,242
Symmetry Medical, Inc.(1)	144,719	1,460,215
		17,591,358
Health Care Providers and Services — 3.6%
Addus HomeCare Corp.(1)	19,591	383,984
AMN Healthcare Services, Inc.(1)	69,769	1,095,373
Amsurg Corp.(1)	55,663	2,785,933
Centene Corp.(1)	26,674	2,206,207
Chemed Corp.	25,440	2,617,776
Molina Healthcare, Inc.(1)	46,950	1,985,985
PharMerica Corp.(1)	9,291	226,979
Providence Service Corp. (The)(1)	44,709	2,163,021
Skilled Healthcare Group, Inc., Class A(1)	54,172	357,535
		13,822,793
Health Care Technology — 0.7%
MedAssets, Inc.(1)	106,837	2,213,663
Quality Systems, Inc.	20,028	275,785
		2,489,448

Hotels, Restaurants and Leisure — 3.0%
Cheesecake Factory, Inc. (The)	20,434	929,747
Cracker Barrel Old Country Store, Inc.	26,201	2,703,681
Denny's Corp.(1)	34,091	239,660
DineEquity, Inc.	15,302	1,248,490
Interval Leisure Group, Inc.	83,328	1,587,398
Isle of Capri Casinos, Inc.(1)	85,121	638,408
Jack in the Box, Inc.	41,393	2,822,589
Monarch Casino & Resort, Inc.(1)	18,584	221,335
Ruth's Hospitality Group, Inc.	96,744	1,068,054
		11,459,362
Household Durables — 1.3%
CSS Industries, Inc.	19,112	463,466
Ethan Allen Interiors, Inc.	44,632	1,017,610
Libbey, Inc.(1)	36,100	947,986
Skullcandy, Inc.(1)	44,949	350,153
Universal Electronics, Inc.(1)	41,885	2,067,862
		4,847,077
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	17,173	451,135
Insurance — 2.8%
AMERISAFE, Inc.	53,067	2,075,450
Amtrust Financial Services, Inc.	58,858	2,343,726
Employers Holdings, Inc.	11,589	223,088
Federated National Holding Co.	65,700	1,845,513
Infinity Property & Casualty Corp.	6,434	411,840
Maiden Holdings Ltd.	163,803	1,814,937
Selective Insurance Group, Inc.	17,089	378,351
United Fire Group, Inc.	39,686	1,102,080
United Insurance Holdings Corp.	20,756	311,340
		10,506,325
Internet and Catalog Retail — 1.3%
HSN, Inc.	44,565	2,734,954
Orbitz Worldwide, Inc.(1)	257,365	2,025,463
Overstock.com, Inc.(1)	15,827	266,843
PetMed Express, Inc.	7,442	101,211
		5,128,471
Internet Software and Services — 1.1%
comScore, Inc.(1)	1,098	39,978
Constant Contact, Inc.(1)	18,218	494,437
j2 Global, Inc.	8,340	411,662
United Online, Inc.	17,576	192,457
Web.com Group, Inc.(1)	105,734	2,110,451
XO Group, Inc.(1)	69,754	781,942
		4,030,927
IT Services — 1.6%
Convergys Corp.	51,259	913,435
CSG Systems International, Inc.	33,454	879,171
Euronet Worldwide, Inc.(1)	50,185	2,398,341

ExlService Holdings, Inc.(1)	7,378	180,097
Lionbridge Technologies, Inc.(1)	60,686	273,087
MoneyGram International, Inc.(1)	117,159	1,469,174
		6,113,305
Life Sciences Tools and Services — 1.2%
Affymetrix, Inc.(1)	9,345	74,573
Charles River Laboratories International, Inc.(1)	9,148	546,501
Luminex Corp.(1)	32,464	633,048
PAREXEL International Corp.(1)	49,599	3,129,201
		4,383,323
Machinery — 5.4%
Altra Industrial Motion Corp.	45,404	1,323,981
Blount International, Inc.(1)	99,455	1,504,754
CIRCOR International, Inc.	27,406	1,845,246
Douglas Dynamics, Inc.	28,102	547,989
Federal Signal Corp.	39,877	527,972
Greenbrier Cos., Inc.	31,698	2,325,999
Hillenbrand, Inc.	69,924	2,159,952
Hyster-Yale Materials Handling, Inc.	15,802	1,131,739
Kadant, Inc.	12,889	503,316
Lydall, Inc.(1)	51,148	1,381,508
Mueller Water Products, Inc., Class A	287,598	2,381,311
Rexnord Corp.(1)	72,385	2,059,353
Wabash National Corp.(1)	166,469	2,217,367
WABCO Holdings, Inc.(1)	5,056	459,843
		20,370,330
Marine — 0.6%
Matson, Inc.	95,658	2,394,320
Media — 0.4%
Cumulus Media, Inc., Class A(1)	114,763	462,495
Entercom Communications Corp., Class A(1)	68,655	551,300
Journal Communications, Inc., Class A(1)	82,026	691,479
		1,705,274
Metals and Mining — 0.9%
Gold Resource Corp.	248,106	1,270,303
Handy & Harman Ltd.(1)	4,306	113,075
Materion Corp.	56,532	1,733,836
Olympic Steel, Inc.	4,961	102,048
Schnitzer Steel Industries, Inc., Class A	3,255	78,283
		3,297,545
Multiline Retail — 0.4%
Bon-Ton Stores, Inc. (The)	20,734	173,336
Burlington Stores, Inc.(1)	7,043	280,734
Dillard's, Inc., Class A	10,768	1,173,497
		1,627,567
Oil, Gas and Consumable Fuels — 2.9%
Abraxas Petroleum Corp.(1)	243,964	1,288,130
Adams Resources & Energy, Inc.	1,231	54,521
Clayton Williams Energy, Inc.(1)	20,270	1,955,041

Cloud Peak Energy, Inc.(1)	28,026	353,688
Green Plains, Inc.	58,548	2,189,110
Pacific Ethanol, Inc.(1)	56,682	791,281
REX American Resources Corp.(1)	23,707	1,727,766
Vaalco Energy, Inc.(1)	96,951	824,084
Warren Resources, Inc.(1)	341,277	1,808,768
		10,992,389
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	5,243	315,157
Personal Products — 0.1%
Medifast, Inc.(1)	12,793	419,994
Pharmaceuticals — 1.5%
Endocyte, Inc.(1)	70,200	426,816
Lannett Co., Inc.(1)	55,160	2,519,709
Nektar Therapeutics(1)	126,935	1,532,105
Pozen, Inc.	147,846	1,085,190
		5,563,820
Professional Services — 2.3%
Barrett Business Services, Inc.	9,636	380,526
CRA International, Inc.(1)	7,121	181,087
Heidrick & Struggles International, Inc.	3,700	75,998
Huron Consulting Group, Inc.(1)	40,727	2,483,125
Korn/Ferry International(1)	68,798	1,713,070
Navigant Consulting, Inc.(1)	31,224	434,326
On Assignment, Inc.(1)	46,383	1,245,383
RPX Corp.(1)	134,427	1,845,683
VSE Corp.	6,092	298,630
		8,657,828
Real Estate Investment Trusts (REITs) — 7.0%
AG Mortgage Investment Trust, Inc.	8,849	157,512
Apollo Commercial Real Estate Finance, Inc.	8,129	127,707
Ashford Hospitality Trust, Inc.	124,458	1,271,961
Capstead Mortgage Corp.	9,262	113,367
CYS Investments, Inc.	42,748	352,244
DuPont Fabros Technology, Inc.	84,916	2,296,129
FelCor Lodging Trust, Inc.	224,303	2,099,476
Geo Group, Inc. (The)	71,479	2,731,927
LaSalle Hotel Properties	65,149	2,230,702
LTC Properties, Inc.	66,637	2,458,239
NorthStar Realty Finance Corp.	39,769	702,718
Pebblebrook Hotel Trust	29,580	1,104,517
Potlatch Corp.	63,703	2,561,498
PS Business Parks, Inc.	23,688	1,803,604
Resource Capital Corp.	34,004	165,599
RLJ Lodging Trust	101,400	2,886,858
Ryman Hospitality Properties, Inc.	43,372	2,051,496
Saul Centers, Inc.	3,410	159,383
Select Income REIT	49,824	1,198,267
		26,473,204

Real Estate Management and Development — 1.1%
Altisource Portfolio Solutions SA(1)	22,061	2,223,749
St. Joe Co. (The)(1)	99,844	1,989,891
		4,213,640
Road and Rail — 0.7%
ArcBest Corp.	64,187	2,394,175
Quality Distribution, Inc.(1)	34,952	446,687
		2,840,862
Semiconductors and Semiconductor Equipment — 6.2%
Advanced Energy Industries, Inc.(1)	67,452	1,267,423
Amkor Technology, Inc.(1)	220,142	1,851,394
Applied Micro Circuits Corp.(1)	82,864	580,048
Cabot Microelectronics Corp.(1)	14,862	616,030
Cirrus Logic, Inc.(1)	86,042	1,793,976
Diodes, Inc.(1)	66,299	1,585,872
Fairchild Semiconductor International, Inc.(1)	159,356	2,474,799
Lattice Semiconductor Corp.(1)	62,492	468,690
MaxLinear, Inc., Class A(1)	220,810	1,519,173
Microsemi Corp.(1)	20,759	527,486
MKS Instruments, Inc.	29,330	979,035
OmniVision Technologies, Inc.(1)	55,415	1,466,281
Rambus, Inc.(1)	115,152	1,437,097
Semtech Corp.(1)	96,749	2,626,735
Sigma Designs, Inc.(1)	45,511	196,153
Synaptics, Inc.(1)	32,446	2,375,047
Tessera Technologies, Inc.	2,797	74,344
TriQuint Semiconductor, Inc.(1)	41,297	787,534
Ultra Clean Holdings, Inc.(1)	129,243	1,156,725
		23,783,842
Software — 6.5%
ACI Worldwide, Inc.(1)	68,535	1,285,717
Advent Software, Inc.	64,119	2,023,596
Aspen Technology, Inc.(1)	16,625	627,095
Blackbaud, Inc.	5,923	232,715
Cadence Design Systems, Inc.(1)	40,420	695,628
Callidus Software, Inc.(1)	100,944	1,213,347
EnerNOC, Inc.(1)	52,158	884,600
Glu Mobile, Inc.(1)	148,072	765,532
Manhattan Associates, Inc.(1)	48,367	1,616,425
Mentor Graphics Corp.	124,702	2,555,767
NetScout Systems, Inc.(1)	52,555	2,407,019
Pegasystems, Inc.	68,218	1,303,646
PTC, Inc.(1)	54,124	1,997,176
SS&C Technologies Holdings, Inc.(1)	37,625	1,651,361
Take-Two Interactive Software, Inc.(1)	107,824	2,487,500
Verint Systems, Inc.(1)	54,391	3,024,683
		24,771,807

Specialty Retail — 2.5%
Barnes & Noble, Inc.(1)	10,936	215,877
Brown Shoe Co., Inc.	80,384	2,180,818
Buckle, Inc. (The)	36,616	1,662,000
Build-A-Bear Workshop, Inc.(1)	39,398	515,326
Cato Corp. (The), Class A	18,761	646,504
Children's Place, Inc. (The)	44,024	2,098,184
GameStop Corp., Class A	30,079	1,239,255
Haverty Furniture Cos., Inc.	38,836	846,236
		9,404,200
Textiles, Apparel and Luxury Goods — 1.7%
Culp, Inc.	24,807	450,247
Iconix Brand Group, Inc.(1)	59,223	2,187,698
Steven Madden Ltd.(1)	78,700	2,536,501
Unifi, Inc.(1)	53,969	1,397,797
		6,572,243
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)	10,880	232,941
EverBank Financial Corp.	124,192	2,193,231
Walker & Dunlop, Inc.(1)	10,619	141,126
		2,567,298
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	56,316	732,671
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $339,555,369)		376,685,014
OTHER ASSETS AND LIABILITIES — 1.1%		4,077,141
TOTAL NET ASSETS — 100.0%		$380,762,155

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$339,562,011
Gross tax appreciation of investments	$54,816,096
Gross tax depreciation of investments	(17,693,093)
Net tax appreciation (depreciation) of investments	$37,123,003

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Inflation Opportunities Fund
September 30, 2014

Strategic Inflation Opportunities - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 38.0%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	755,559	764,708
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	200,556	213,012
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	1,653,988	1,767,184
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17(1)	4,510,528	4,573,779
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	2,586,465	2,821,976
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,813,479	3,846,549
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,104,850	1,174,723
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,720,020	1,880,666
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	3,050,310	3,059,485
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	1,171,622	1,279,722
TOTAL U.S. TREASURY SECURITIES (Cost $21,701,557)		21,381,804
COMMON STOCKS — 22.9%
Chemicals — 0.1%
CF Industries Holdings, Inc.	95	26,526
Dow Chemical Co. (The)	548	28,737
Monsanto Co.	187	21,039
		76,302
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	140	18,052
Vulcan Materials Co.	679	40,896
		58,948
Containers and Packaging — 0.1%
MeadWestvaco Corp.	1,256	51,421
Sealed Air Corp.	587	20,474
		71,895
Energy Equipment and Services — 1.9%
Baker Hughes, Inc.	2,366	153,932
Calfrac Well Services Ltd.	1,964	30,478
Canadian Energy Services & Technology Corp.	9,549	79,977
Halliburton Co.	3,132	202,045
Nabors Industries Ltd.	2,457	55,921
National Oilwell Varco, Inc.	1,064	80,970
Patterson-UTI Energy, Inc.	2,022	65,776
Schlumberger Ltd.	3,408	346,560
Weatherford International plc(2)	1,550	32,240
		1,047,899
Hotels, Restaurants and Leisure — 0.9%
Ardent Leisure Group	16,745	45,449
Marriott International, Inc., Class A	2,305	161,120
Starwood Hotels & Resorts Worldwide, Inc.	1,878	156,268
Wyndham Worldwide Corp.	1,817	147,650
		510,487

Metals and Mining — 0.6%
B2Gold Corp.(2)	9,012	18,347
Barrick Gold Corp.	1,814	26,593
BHP Billiton Ltd. ADR	263	15,485
Franco-Nevada Corp.	977	47,954
Freeport-McMoRan, Inc.	1,985	64,810
Goldcorp, Inc. New York Shares	2,582	59,463
Randgold Resources Ltd. ADR	379	25,617
Rio Tinto plc ADR	342	16,820
Royal Gold, Inc.	338	21,950
Silver Wheaton Corp.	893	17,797
Tahoe Resources, Inc.(2)	1,603	32,620
		347,456
Oil, Gas and Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	897	90,992
Apache Corp.	1,440	135,173
Canadian Natural Resources Ltd.	1,073	41,675
Cheniere Energy, Inc.(2)	1,527	122,206
Chesapeake Energy Corp.	1,176	27,036
Chevron Corp.	2,714	323,835
ConocoPhillips	2,593	198,416
Delphi Energy Corp.(2)	22,610	72,274
Devon Energy Corp.	715	48,749
Encana Corp.	1,404	29,779
Energy Transfer Equity LP	1,338	82,541
Enterprise Products Partners LP	1,604	64,641
EOG Resources, Inc.	2,008	198,832
Exxon Mobil Corp.	3,349	314,973
Hess Corp.	525	49,518
Kinder Morgan, Inc.	1,721	65,983
Leucrotta Exploration, Inc.(2)	79,962	154,219
Marathon Oil Corp.	1,245	46,800
Marathon Petroleum Corp.	643	54,443
Noble Energy, Inc.	979	66,924
Occidental Petroleum Corp.	1,946	187,108
Paramount Resources Ltd., A Shares(2)	1,985	113,700
Peyto Exploration & Development Corp.	1,616	50,993
Phillips 66	967	78,627
Pioneer Natural Resources Co.	351	69,136
Plains All American Pipeline LP	550	32,373
PrairieSky Royalty Ltd.	1,272	40,036
RMP Energy, Inc.(2)	6,768	41,516
Spectra Energy Corp.	1,282	50,331
Suncor Energy, Inc.	2,958	106,932
Tourmaline Oil Corp.(2)	1,064	47,151
Trilogy Energy Corp.	1,734	39,264
Ultra Petroleum Corp.(2)	707	16,445
Valero Energy Corp.	1,357	62,788
Williams Cos., Inc. (The)	1,311	72,564
		3,197,973

Paper and Forest Products — 0.1%
International Paper Co.	897	42,823
Real Estate Investment Trusts (REITs) — 9.3%
Alexandria Real Estate Equities, Inc.	2,585	190,644
Allied Properties Real Estate Investment Trust	3,344	102,056
Apartment Investment & Management Co., Class A	5,914	188,183
Big Yellow Group plc	6,782	57,172
Boston Properties, Inc.	2,273	263,123
CapitaCommercial Trust	17,000	21,255
Charter Hall Group	18,071	64,712
Chartwell Retirement Residences	10,717	104,878
Concentradora Fibra Danhos SA de CV	1,310	3,560
Daiwa House REIT Investment Corp.	24	106,351
Derwent London plc	1,587	70,262
Duke Realty Corp.	3,852	66,177
Education Realty Trust, Inc.	14,217	146,151
Essex Property Trust, Inc.	1,232	220,220
Extra Space Storage, Inc.	3,262	168,221
Federation Centres	46,181	104,319
Frasers Centrepoint Trust	28,000	41,373
General Growth Properties, Inc.	9,366	220,569
GLP J-REIT	135	155,956
Goodman Group	21,749	98,449
Great Portland Estates plc	7,859	81,476
Hulic Reit, Inc.	43	69,043
Kenedix Residential Investment Corp.	29	74,143
Kilroy Realty Corp.	3,145	186,939
Kite Realty Group Trust	6,898	167,208
Klepierre	1,924	84,252
Land Securities Group plc	7,784	131,112
Link Real Estate Investment Trust (The)	29,000	167,131
Mapletree Commercial Trust	41,000	45,316
New South Resources Ltd.(2)	50,058	58,730
Pebblebrook Hotel Trust	4,199	156,791
Safestore Holdings plc	19,151	66,440
Scentre Group(2)	16,442	47,218
Simon Property Group, Inc.	2,754	452,813
Taubman Centers, Inc.	2,240	163,520
UDR, Inc.	6,974	190,042
Unibail-Rodamco SE	853	219,463
Vornado Realty Trust	2,493	249,200
Westfield Corp.(2)	12,674	82,671
WP Carey, Inc.	2,809	179,130
		5,266,269
Real Estate Management and Development — 3.5%
Ayala Land, Inc.	95,300	74,218
BR Malls Participacoes SA	10,500	82,533
CapitaLand Ltd.	29,000	72,744
Central Pattana PCL	17,000	24,379

China Overseas Land & Investment Ltd.	34,000	87,487
Corp. Inmobiliaria Vesta SAB de CV	55,876	120,235
Deutsche Annington Immobilien SE	5,179	150,320
Emaar Properties PJSC	22,481	70,694
Fabege AB	6,867	87,408
Grand City Properties SA(2)	4,637	63,136
Henderson Land Development Co. Ltd.	11,000	71,257
Howard Hughes Corp. (The)(2)	1,060	159,000
KWG Property Holding Ltd.	51,000	35,796
Mitsubishi Estate Co. Ltd.	3,000	67,522
Mitsui Fudosan Co. Ltd.	9,000	275,683
Pruksa Real Estate PCL	33,300	35,174
PT Pakuwon Jati Tbk	1,364,100	45,227
Quality Houses PCL	255,900	33,305
Sumitomo Realty & Development Co. Ltd.	3,000	106,747
Sun Hung Kai Properties Ltd.	14,000	198,510
Swire Properties Ltd.	31,600	98,485
		1,959,860
Trading Companies and Distributors — 0.6%
Ashtead Group plc	6,546	110,684
Kanamoto Co. Ltd.	1,600	59,084
United Rentals, Inc.(2)	1,424	158,206
		327,974
TOTAL COMMON STOCKS (Cost $11,622,066)		12,907,886
COMMERCIAL PAPER(3) — 18.8%
Charta LLC, 0.17%, 12/4/14(4)	2,900,000	2,899,051
Govco LLC, 0.17%, 10/8/14(4)	2,400,000	2,399,939
Lexington Parker Capital, 0.18%, 10/2/14(4)	2,700,000	2,699,982
Thunder Bay Funding LLC, 0.16%, 12/5/14(4)	2,600,000	2,599,037
TOTAL COMMERCIAL PAPER (Cost $10,598,280)		10,598,009
EXCHANGE-TRADED FUNDS — 10.6%
iShares S&P GSCI Commodity Indexed Trust(2)	101,594	3,006,166
PowerShares DB Commodity Index Tracking Fund(2)	12,446	288,996
SPDR Gold Shares(2)	11,606	1,348,733
Sprott Physical Gold Trust(2)	134,643	1,342,391
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,803,785)		5,986,286
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 3.0%
Private Sponsor Collateralized Mortgage Obligations — 2.9%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	9,126	9,604
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	7,409	7,609
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	59,871	62,709
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	47,524	44,367
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.65%, 10/1/14	33,654	33,920
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/14	87,615	88,401
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 10/1/14	55,277	55,280
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14	79,804	79,227
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	6,259	6,454

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	76,694	81,148
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	12,130	13,036
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	47,251	46,474
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	66,024	66,741
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 10/1/14	77,947	76,484
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 10/1/14	21,130	21,811
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	22,402	23,597
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14	14,136	14,265
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/14	75,000	76,167
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/27/14	23,598	23,142
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	15,169	16,299
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	10,836	11,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/1/14	23,893	24,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 10/1/14	85,195	87,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 10/1/14	59,822	60,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.07%, 10/1/14	42,320	43,344
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	81,476	86,523
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	82,177	81,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	34,262	35,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14	44,970	41,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	62,596	61,681
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	47,740	47,734
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	59,692	60,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	22,832	23,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	21,702	22,523
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	8,283	8,592
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 10/1/14	8,731	8,806
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/14(4)	65,735	67,341
		1,621,068
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	55,266	59,683
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,639,627)		1,680,751
CORPORATE BONDS — 2.8%
Automobiles†
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	10,000	10,194
Banks — 0.1%
Bank of America Corp., 2.00%, 1/11/18	40,000	39,864
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22	75,000	73,500
Communications Equipment — 0.3%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	74,625
SBA Communications Corp., 5.625%, 10/1/19	75,000	76,500
		151,125
Construction Materials — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	80,250
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,538
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,178
		32,716

Diversified Telecommunication Services — 0.1%
AT&T, Inc., 5.50%, 2/1/18	20,000	22,388
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,088
Windstream Corp., 7.875%, 11/1/17	30,000	33,412
		76,888
Food Products†
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	21,646
Health Care Providers and Services — 0.2%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	55,000	56,650
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	74,039
		130,689
Industrial Conglomerates — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	70,000	70,000
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24	30,000	31,232
XLIT Ltd., 2.30%, 12/15/18	20,000	20,006
		51,238
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	20,000	20,652
Metals and Mining — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	30,000	30,721
Rio Tinto Finance USA plc, 1.375%, 6/17/16	20,000	20,126
		50,847
Multi-Utilities — 0.3%
CMS Energy Corp., 4.25%, 9/30/15	30,000	31,005
CMS Energy Corp., 8.75%, 6/15/19	25,000	31,780
Dominion Gas Holdings LLC, 1.05%, 11/1/16	20,000	19,986
GenOn Energy, Inc., 7.875%, 6/15/17	55,000	56,237
		139,008
Oil, Gas and Consumable Fuels — 0.5%
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	21,825
Bill Barrett Corp., 7.00%, 10/15/22	75,000	74,812
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,696
Newfield Exploration Co., 6.875%, 2/1/20	50,000	52,375
Peabody Energy Corp., 7.375%, 11/1/16	30,000	31,950
Peabody Energy Corp., 6.50%, 9/15/20	30,000	28,200
QEP Resources, Inc., 5.25%, 5/1/23	75,000	73,125
		302,983
Pharmaceuticals†
Mylan, Inc., 1.35%, 11/29/16	10,000	10,003
Real Estate Investment Trusts (REITs) — 0.2%
HCP, Inc., 6.00%, 1/30/17	25,000	27,629
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	53,255
		80,884
Specialty Retail — 0.1%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	57,063
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	79,500

Wireless Telecommunication Services — 0.1%
Sprint Communications, 6.00%, 12/1/16	70,000	73,763
TOTAL CORPORATE BONDS (Cost $1,543,774)		1,552,813
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.7%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14	75,000	78,196
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	75,000	74,301
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	8,581	8,820
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/14	25,000	25,099
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	125,000	128,846
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/14	75,000	78,305
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $396,404)		393,567
ASSET-BACKED SECURITIES(5) — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(4)	100,000	100,185
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	69,966	69,395
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(4)(6)	200,000	199,971
TOTAL ASSET-BACKED SECURITIES (Cost $371,516)		369,551
MUNICIPAL SECURITIES — 0.5%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	140,000	111,049
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	30,000	18,070
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	30,000	18,070
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	75,000	66,500
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.50%, 7/1/18	30,000	26,600
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	20,000	16,903
TOTAL MUNICIPAL SECURITIES (Cost $294,978)		257,192
WARRANTS†
Metals and Mining†
GoGold Resources, Inc.(2)	101,250	26,217
Real Estate Management and Development†
Sun Hung Kai Properties Ltd.(2)	750	1,254
TOTAL WARRANTS (Cost $—)		27,471
TEMPORARY CASH INVESTMENTS — 2.7%
SSgA U.S. Government Money Market Fund, Class N (Cost $1,535,311)	1,535,311	1,535,311
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $56,507,298)		56,690,641
OTHER ASSETS AND LIABILITIES — (0.7)%		(372,344)
TOTAL NET ASSETS — 100.0%		$56,318,297

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	535,926	USD	496,098	Barclays Bank plc	11/21/14	(28,532)
AUD	180,000	USD	167,277	JPMorgan Chase Bank N.A.	11/21/14	(10,237)
USD	126,036	AUD	140,000	JPMorgan Chase Bank N.A.	11/21/14	3,893
USD	860,181	AUD	940,000	Westpac Group	11/21/14	40,082
BRL	733,408	USD	320,000	Barclays Bank plc	11/21/14	(24,442)
BRL	1,118,039	USD	483,059	Barclays Bank plc	11/21/14	(32,498)

USD	540,000	BRL	1,279,800	UBS AG	11/21/14	24,251
USD	240,000	BRL	558,720	UBS AG	11/21/14	14,840
CAD	573,169	USD	520,000	JPMorgan Chase Bank N.A.	11/21/14	(8,835)
CAD	198,615	USD	180,000	JPMorgan Chase Bank N.A.	11/21/14	(2,870)
CAD	714,141	USD	650,822	UBS AG	11/21/14	(13,935)
USD	500,000	CAD	552,492	JPMorgan Chase Bank N.A.	11/21/14	7,275
USD	80,000	CAD	87,483	JPMorgan Chase Bank N.A.	11/21/14	1,980
CHF	73,267	USD	80,000	Deutsche Bank	11/21/14	(3,224)
USD	498,098	CHF	455,321	Westpac Group	11/21/14	20,973
CLP	58,275,268	USD	98,024	Barclays Bank plc	11/21/14	(1,012)
USD	300,000	CLP	178,500,000	UBS AG	11/21/14	2,847
CNY	13,646,287	USD	2,209,031	HSBC Bank USA	11/21/14	3,084
CNY	1,646,944	USD	266,604	HSBC Bank USA	11/21/14	372
CNY	5,789,460	USD	940,000	UBS AG	11/21/14	(1,507)
USD	68,630	CNY	423,859	HSBC Bank USA	11/21/14	(79)
COP	1,294,789,741	USD	667,074	Barclays Bank plc	11/21/14	(30,579)
USD	360,000	COP	703,260,000	Barclays Bank plc	11/21/14	14,291
USD	220,000	COP	437,800,000	UBS AG	11/21/14	4,786
CZK	11,041,493	USD	520,000	Barclays Bank plc	11/21/14	(12,448)
CZK	8,078,895	USD	380,000	UBS AG	11/21/14	(8,632)
USD	1,494,599	CZK	31,429,731	Barclays Bank plc	11/21/14	49,848
USD	80,000	CZK	1,706,351	Barclays Bank plc	11/21/14	1,563
EUR	360,000	USD	465,295	JPMorgan Chase Bank N.A.	11/21/14	(10,441)
EUR	520,000	USD	673,679	JPMorgan Chase Bank N.A.	11/21/14	(16,667)
EUR	240,000	USD	310,829	JPMorgan Chase Bank N.A.	11/21/14	(7,593)
USD	484,768	EUR	367,807	Westpac Group	11/21/14	20,049
GBP	403,584	USD	668,051	Deutsche Bank	11/21/14	(14,065)
GBP	260,000	USD	421,602	JPMorgan Chase Bank N.A.	11/21/14	(287)
GBP	80,000	USD	130,592	JPMorgan Chase Bank N.A.	11/21/14	(956)
USD	96,702	GBP	60,000	JPMorgan Chase Bank N.A.	11/21/14	(525)
USD	262,680	GBP	160,000	JPMorgan Chase Bank N.A.	11/21/14	3,408
HKD	1,175,065	USD	151,626	Westpac Group	11/21/14	(312)
USD	3,501	HKD	27,132	JPMorgan Chase Bank N.A.	11/21/14	7
USD	603,179	HUF	143,635,827	JPMorgan Chase Bank N.A.	11/21/14	19,949
IDR	1,666,700,000	USD	140,000	JPMorgan Chase Bank N.A.	11/21/14	(5,402)
ILS	356,688	USD	100,000	JPMorgan Chase Bank N.A.	11/21/14	(3,113)
USD	357,206	ILS	1,273,803	JPMorgan Chase Bank N.A.	11/21/14	11,205
INR	13,936,528	USD	227,993	JPMorgan Chase Bank N.A.	11/21/14	(4,966)
USD	419,748	JPY	43,668,548	Barclays Bank plc	11/21/14	21,450
USD	560,000	JPY	58,774,979	Deutsche Bank	11/21/14	23,918
USD	180,000	JPY	19,233,612	JPMorgan Chase Bank N.A.	11/21/14	4,572
KRW	1,500,433,799	USD	1,475,063	Westpac Group	11/21/14	(60,252)
USD	120,000	KRW	122,280,000	Westpac Group	11/21/14	4,698
MXN	7,414,651	USD	560,000	Deutsche Bank	11/21/14	(9,830)
MXN	5,543,722	USD	420,557	JPMorgan Chase Bank N.A.	11/21/14	(9,211)
USD	100,000	MXN	1,327,632	Barclays Bank plc	11/21/14	1,489
MYR	4,859,079	USD	1,539,437	Westpac Group	11/21/14	(64,547)
USD	580,000	MYR	1,878,040	UBS AG	11/21/14	9,953
NOK	620,005	USD	100,000	Barclays Bank plc	11/21/14	(3,667)

NOK	5,178,853	USD	836,333	Deutsche Bank	11/21/14	(31,666)
NOK	763,149	USD	120,000	UBS AG	11/21/14	(1,425)
USD	1,400,000	NOK	8,928,780	UBS AG	11/21/14	12,687
USD	120,000	NOK	766,758	UBS AG	11/21/14	865
NZD	120,000	USD	99,289	Barclays Bank plc	11/21/14	(6,074)
NZD	320,000	USD	265,880	UBS AG	11/21/14	(17,307)
USD	360,659	NZD	436,575	UBS AG	11/21/14	21,532
USD	701,745	NZD	860,000	Westpac Group	11/21/14	33,706
PEN	287,300	USD	100,000	Barclays Bank plc	11/21/14	(1,444)
PHP	27,947,214	USD	639,803	Westpac Group	11/21/14	(19,039)
USD	100,000	PHP	4,434,000	UBS AG	11/21/14	1,512
PLN	457,598	USD	140,000	Barclays Bank plc	11/21/14	(2,136)
USD	743,366	PLN	2,374,307	Barclays Bank plc	11/21/14	28,038
RUB	8,245,270	USD	220,000	JPMorgan Chase Bank N.A.	11/21/14	(13,687)
SEK	1,630,163	USD	234,322	Deutsche Bank	11/21/14	(8,451)
USD	147,730	SEK	1,040,515	Deutsche Bank	11/21/14	3,559
SGD	225,468	USD	180,000	UBS AG	11/21/14	(3,264)
SGD	32,616	USD	26,087	UBS AG	11/21/14	(520)
THB	41,697,535	USD	1,303,048	Westpac Group	11/21/14	(20,062)
USD	460,000	THB	14,913,200	Westpac Group	11/21/14	1,138
TRY	1,003,287	USD	454,283	Barclays Bank plc	11/21/14	(19,219)
USD	80,000	TRY	178,476	Deutsche Bank	11/21/14	2,606
USD	490,921	TWD	14,629,436	Westpac Group	11/21/14	9,238
ZAR	7,604,492	USD	700,825	Deutsche Bank	11/21/14	(32,352)
USD	680,000	ZAR	7,530,359	Deutsche Bank	11/21/14	18,043
						(123,603)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
19	U.S. Treasury 5-Year Notes	December 2014	2,246,898	5,449
3	U.S. Treasury 10-Year Notes	December 2014	373,922	(1,507)
3	U.S. Treasury Ultra Long Bonds	December 2014	457,500	3,814
			3,078,320	7,756

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(12,529)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21	3/13/19	(10,541)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(12,766)
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(6,902)
						(42,738)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $58,502.

(2)	Non-income producing.
(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $11,263,435, which represented 20.0% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.
(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	21,381,804	—
Common Stocks	8,065,942	4,841,944	—
Commercial Paper	—	10,598,009	—
Exchange-Traded Funds	5,986,286	—	—
Collateralized Mortgage Obligations	—	1,680,751	—
Corporate Bonds	—	1,552,813	—
Commercial Mortgage-Backed Securities	—	393,567	—
Asset-Backed Securities	—	369,551	—
Municipal Securities	—	257,192	—
Warrants	—	27,471	—
Temporary Cash Investments	1,535,311	—	—
	15,587,539	41,103,102	—
Other Financial Instruments
Futures Contracts	9,263	—	—
Forward Foreign Currency Exchange Contracts	—	443,707	—
	9,263	443,707	—
Liabilities
Other Financial Instruments
Futures Contracts	(1,507)	—	—
Swap Agreements	—	(42,738)	—
Forward Foreign Currency Exchange Contracts	—	(567,310)	—
	(1,507)	(610,048)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$56,678,083
Gross tax appreciation of investments	$1,557,901
Gross tax depreciation of investments	(1,545,343)
Net tax appreciation (depreciation) of investments	$12,558

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
September 30, 2014

Utilities - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Alternative Carriers — 4.8%
Inteliquent, Inc.	686,483	8,546,713
Intelsat SA(1)	212,327	3,639,285
Level 3 Communications, Inc.(1)	17,053	779,834
magicJack VocalTec Ltd.(1)	417,676	4,114,109
Premiere Global Services, Inc.(1)	129,488	1,549,971
		18,629,912
Communications Equipment — 1.8%
QUALCOMM, Inc.	91,483	6,840,184
Electric Utilities — 33.7%
American Electric Power Co., Inc.	339,057	17,702,166
Duke Energy Corp.	78,375	5,860,099
Edison International	314,858	17,606,859
Entergy Corp.	212,304	16,417,468
Exelon Corp.	470,921	16,053,697
FirstEnergy Corp.	111,822	3,753,864
Great Plains Energy, Inc.	76,057	1,838,298
NextEra Energy, Inc.	49,057	4,605,471
Pinnacle West Capital Corp.	226,953	12,400,712
Portland General Electric Co.	74,841	2,403,893
PPL Corp.	393,295	12,915,808
Southern Co. (The)	165,433	7,221,150
Westar Energy, Inc.	332,430	11,342,512
		130,121,997
Gas Utilities — 6.7%
AGL Resources, Inc.	237,135	12,174,511
New Jersey Resources Corp.	35,299	1,782,952
UGI Corp.	355,146	12,106,927
		26,064,390
Independent Power Producers and Energy Traders — 3.1%
AES Corp. (The)	831,537	11,791,195
Integrated Telecommunication Services — 29.5%
AT&T, Inc.	1,363,832	48,061,440
CenturyLink, Inc.	337,750	13,810,598
Enventis Corp.	23,007	418,267
Fairpoint Communications, Inc.(1)	22,509	341,462
Frontier Communications Corp.	92,299	600,866
IDT Corp., Class B	210,990	3,388,499
Verizon Communications, Inc.	949,127	47,446,859
		114,067,991
Multi-Utilities — 16.9%
Ameren Corp.	119,074	4,564,106
Avista Corp.	45,597	1,392,076

CMS Energy Corp.	51,872	1,538,524
Consolidated Edison, Inc.	206,585	11,705,106
Dominion Resources, Inc.	75,847	5,240,269
DTE Energy Co.	20,022	1,523,274
PG&E Corp.	282,626	12,729,475
Public Service Enterprise Group, Inc.	472,162	17,583,313
SCANA Corp.	182,851	9,071,238
		65,347,381
Office Services and Supplies — 1.2%
West Corp.	161,142	4,747,243
Wireless Telecommunication Services — 1.0%
NTELOS Holdings Corp.	64,813	689,610
Spok Holdings, Inc.	235,445	3,063,140
		3,752,750
TOTAL COMMON STOCKS (Cost $317,655,810)		381,363,043
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $676,288), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $662,734)		662,734
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $541,228), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $530,187)		530,187
SSgA U.S. Government Money Market Fund, Class N	3,245,278	3,245,278
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,438,199)		4,438,199
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $322,094,009)		385,801,242
OTHER ASSETS AND LIABILITIES — 0.1%		558,550
TOTAL NET ASSETS — 100.0%		$386,359,792

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	381,363,043	—	—
Temporary Cash Investments	3,245,278	1,192,921	—
	384,608,321	1,192,921	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$324,035,039
Gross tax appreciation of investments	$65,890,864
Gross tax depreciation of investments	(4,124,661)
Net tax appreciation (depreciation) of investments	$61,766,203

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2014